Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 98.17%

ASSET-BACKED SECURITIES 3.87%

Automobiles 0.11%

ACC Trust 2018-1 C†	6.81%		2/21/2023	$443	$446,387
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	775	775,619
Total					1,222,006

Credit Cards 0.12%

Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	1,235	1,260,372

Other 3.64%

AMMC CLO XII Ltd. 2013-12A DR†	2.943%(3 Mo. LIBOR + 2.70%)	#	11/10/2030	391	342,888	(a)
Apex Credit CLO LLC 2017-2A B†	2.077%(3 Mo. LIBOR + 1.85%)	#	9/20/2029	522	510,226
Battalion CLO XV Ltd. 2019-16A B†	2.272%(3 Mo. LIBOR + 2.00%)	#	12/19/2032	1,714	1,714,269
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.275%(3 Mo. LIBOR + 2.00%)	#	1/15/2033	578	578,549
Carlyle US CLO Ltd. 2019-4A B†	2.975%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	1,141	1,142,205
Cedar Funding VI CLO Ltd. 2016-6A DR†	3.272%(3 Mo. LIBOR + 3.00%)	#	10/20/2028	657	625,598
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	214	214,178
Elmwood CLO I Ltd. 2019-1A A†	1.622%(3 Mo. LIBOR + 1.35%)	#	4/20/2030	1,434	1,433,777
Greywolf CLO III Ltd. 2020-3RA A1R†	1.548%(3 Mo. LIBOR + 1.29%)	#	4/15/2033	1,399	1,387,049
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.395%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	465	456,928
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.973%(3 Mo. LIBOR + 1.70%)	#	1/17/2030	680	672,703
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	198	208,325
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	1,313	1,362,849
Jamestown CLO VII Ltd. 2015-7A BR†	1.895%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	1,202	1,160,364
Kayne CLO 5 Ltd. 2019-5A A†	1.614%(3 Mo. LIBOR + 1.35%)	#	7/24/2032	2,300	2,297,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20%)	#	4/17/2033	$3,316	$3,288,154
KKR CLO 9 Ltd. 9 B1R†	2.025%(3 Mo. LIBOR + 1.75%)	#	7/15/2030	500	493,941
KVK CLO Ltd. 2013-A BR†	1.718%(3 Mo. LIBOR + 1.45%)	#	1/14/2028	268	264,944
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30%)	#	4/20/2033	2,050	2,025,860
Marble Point CLO XVII Ltd. 2020-1A B†	2.042%(3 Mo. LIBOR + 1.77%)	#	4/20/2033	652	646,942
Mariner CLO Ltd. 2017-4A D†	3.295%(3 Mo. LIBOR + 3.05%)	#	10/26/2029	694	669,878
Mountain View CLO 2017-1A BR†	2.021%(3 Mo. LIBOR + 1.75%)	#	10/16/2029	762	755,861
Mountain View CLO X Ltd. 2015-10A BR†	1.616%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	1,336	1,309,479
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.612%(3 Mo. LIBOR + 1.34%)	#	1/19/2033	750	746,145
Northwoods Capital 20 Ltd. 2019-20A C†	3.045%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	1,099	1,100,625
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.444%(3 Mo. LIBOR + 1.18%)	#	1/24/2033	1,250	1,236,463
Octagon Investment Partners 48 Ltd. 2020-3A A†	Zero Coupon	#(b)	10/20/2031	2,000	1,994,487
OZLM Funding III Ltd. 2013-3A A2AR†	2.208%(3 Mo. LIBOR + 1.95%)	#	1/22/2029	1,200	1,201,704
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	884	873,207
Palmer Square Loan Funding Ltd. 2018-1A B†	1.675%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	670	659,252
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	1,524	1,531,767
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	1,905	1,914,253
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	860	809,588
Regatta VI Funding Ltd. 2016-1A DR†	2.972%(3 Mo. LIBOR + 2.70%)	#	7/20/2028	250	240,164
Regatta XVI Funding Ltd. 2019-2A B†	2.325%(3 Mo. LIBOR + 2.05%)	#	1/15/2033	2,300	2,303,727
West CLO Ltd. 2014-2A BR†	2.021%(3 Mo. LIBOR + 1.75%)	#	1/16/2027	459	452,604
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	1,661	1,712,005
Total					40,338,088
Total Asset-Backed Securities (cost $43,029,868)					42,820,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Shares (000)		Fair Value
COMMON STOCKS 7.98%

Advertising 0.11%

Snap, Inc. Class A*	47		$1,233,985

Auto Parts & Equipment 0.04%

Chassix Holdings, Inc.	59		446,062

Beverages 0.49%

Boston Beer Co., Inc. (The) Class A*	5		4,378,815
Brown-Forman Corp. Class B	14		1,079,336
Total			5,458,151

Building & Construction 0.21%

DR Horton, Inc.	16		1,174,534
NVR, Inc.*	—	(c)	1,167,772
Total			2,342,306

Building Materials 0.36%

Sherwin-Williams Co. (The)	3		2,271,373
Trex Co., Inc.*	23		1,672,003
Total			3,943,376

Chemicals 0.28%

Air Products & Chemicals, Inc.	4		1,148,548
Scotts Miracle-Gro Co. (The)	13		1,956,637
Total			3,105,185

Discount Stores 0.11%

Amazon.com, Inc.*	—	(c)	1,165,030

Diversified Capital Goods 0.49%

Enphase Energy, Inc.*	51		4,227,865
Trane Technologies plc (Ireland)(d)	10		1,221,230
Total			5,449,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Principal Amount (000)	Fair Value
Electronics 0.12%

Roku, Inc.*	$7	$1,344,445

Energy: Exploration & Production 0.00%

Templar Energy LLC Class A Units	46	1,849

Food: Wholesale 0.15%

McCormick & Co., Inc.	8	1,625,393

Gaming 0.42%

Penn National Gaming, Inc.*	64	4,672,138

Machinery 0.32%

Generac Holdings, Inc.*	13	2,439,864
Roper Technologies, Inc.	3	1,129,224
Total		3,569,088

Managed Care 0.11%

BioNTech SE ADR*(e)	18	1,232,017

Media: Content 0.21%

Netflix, Inc.*	5	2,339,640

Medical Products 0.26%

Align Technology, Inc.*	5	1,691,469
Intuitive Surgical, Inc.*	2	1,178,546
Total		2,870,015

Metals/Mining (Excluding Steel) 0.23%

Freeport-McMoRan, Inc.	92	1,435,768
Pan American Silver Corp. (Canada)(d)	36	1,146,308
Total		2,582,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Shares (000)	Fair Value
Personal & Household Products 0.31%

Clorox Co. (The)	5	$1,099,820
Gibson Brands, Inc.	9	1,110,257	(a)
Pool Corp.	4	1,206,351
Remington Outdoor Co., Inc.*	16	4,471
Revlon, Inc. Class A	149	35,272
Total		3,456,171

Pharmaceuticals 0.52%

Acceleron Pharma, Inc.*	27	2,994,311
Arena Pharmaceuticals, Inc.*	15	1,109,285
Mirati Therapeutics, Inc.*	10	1,657,843
Total		5,761,439

Rail 0.20%

Kansas City Southern	6	1,137,240
Norfolk Southern Corp.	5	1,115,958
Total		2,253,198

Real Estate Development & Management 0.11%

CoStar Group, Inc.*	1	1,158,216

Recreation & Travel 0.15%

Vail Resorts, Inc.	8	1,680,520

Restaurants 0.71%

Chipotle Mexican Grill, Inc.*	1	1,696,421
Domino’s Pizza, Inc.	3	1,150,382
Shake Shack, Inc. Class A*	77	4,977,082
Total		7,823,885

Software/Services 1.28%

Coupa Software, Inc.*	4	1,124,384
Five9, Inc.*	13	1,741,084
Okta, Inc.*	8	1,660,332
Pinterest, Inc. Class A*	85	3,524,863
Spotify Technology SA (Sweden)*(d)	7	1,738,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments			Shares (000)	Fair Value
Software/Services (continued)

Square, Inc. Class A*			7	$1,153,292
Stamps.com, Inc.*			6	1,485,216
Veeva Systems, Inc. Class A*			6	1,678,704
Total				14,106,859

Specialty Retail 0.46%

Carvana Co.*			5	1,175,080
Claires Holdings LLC			1	445,568
Lululemon Athletica, Inc. (Canada)*(d)			7	2,337,539
SiteOne Landscape Supply, Inc.*			10	1,170,354
Total				5,128,541

Technology Hardware & Equipment 0.11%

NVIDIA Corp.			2	1,225,322

Transportation: Infrastructure/Services 0.01%

ACBL Holdings Corp.			4	148,281

Trucking & Delivery 0.21%

AMERCO			3	1,103,538
FedEx Corp.			5	1,151,459
Total				2,254,997
Total Common Stocks (cost $78,813,855)				88,377,280

Investments	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BOND 0.34%

Automakers

Tesla, Inc. (cost $2,169,875)	2.00%	5/15/2024	$550	3,803,239

FLOATING RATE LOANS(f) 5.11%

Aerospace/Defense 0.07%

Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(d)	8.50%(3 Mo. LIBOR + 6.50%)	3/6/2024	656	561,075
Alloy Finco Limited USD Holdco PIK Term Loan (Jersey)(d)	13.50%	3/6/2025	699	219,042
Total				780,117

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.10%

JetBlue Airways Corporation Term Loan	6.25%(3 Mo. LIBOR + 5.25%)		6/17/2024	$1,108	$1,101,925

Cable & Satellite Television 0.05%

Cablevision Lightpath LLC Term Loan B	—	(g)	9/16/2027	595	592,602

Chemicals 0.25%

Illuminate Buyer, LLC Term Loan	4.22%(3 Mo. LIBOR + 4.00%)		6/16/2027	1,127	1,119,708
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(d)	3.151%(1 Mo. LIBOR + 3.00%)		10/1/2025	1,708	1,658,993
Total					2,778,701

Diversified Capital Goods 0.18%

Granite Holdings US Acquisition Co. Term Loan B	5.47%(3 Mo. LIBOR + 5.25%)		9/30/2026	1,724	1,638,062
UTEX Industries Inc. 1st Lien Term loan 2014(h)	—	(g)	5/22/2021	962	301,805
Total					1,939,867

Electric: Generation 0.25%

Astoria Energy LLC Term Loan B	5.00%(1 Mo. LIBOR + 4.00%)		12/24/2021	1,119	1,116,237
EFS Cogen Holdings I LLC 2020 Term Loan B	—	(g)	9/24/2027	1,136	1,133,866
Frontera Generation Holdings LLC 2018 Term Loan B	5.25%(3 Mo. LIBOR + 4.25%)		5/2/2025	1,386	480,940
Total					2,731,043

Food: Wholesale 0.28%

Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(d)	2.397%(1 Mo. LIBOR + 2.25%)		1/31/2027	214	206,112
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(d)	2.147%(1 Mo. LIBOR + 2.00%)		5/1/2026	872	851,162
United Natural Foods, Inc. Term Loan B	4.397%(1 Mo. LIBOR + 4.25%)		10/22/2025	2,109	2,062,611
Total					3,119,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Gaming 0.42%

Mohegan Tribal Gaming Authority 2016 Term Loan B	7.375%(3 Mo. LIBOR + 6.38%)		10/13/2023	$1,476	$1,323,210
Penn National Gaming, Inc. 2018 1st Lien Term Loan B	3.00%(1 Mo. LIBOR + 2.25%)		10/15/2025	1,060	1,033,053
Playtika Holding Corp Term Loan B	7.00%(6 Mo. LIBOR + 6.00%)		12/10/2024	2,271	2,277,448
Total					4,633,711

Gas Distribution 0.08%

Buckeye Partners, L.P. 2019 Term Loan B	2.897%(1 Mo. LIBOR + 2.75%)		11/1/2026	881	866,296

Health Facilities 0.10%

WP CityMD Bidco LLC 2019 Term Loan B	5.50%(6 Mo. LIBOR + 4.50%)		8/13/2026	1,144	1,140,132

Health Services 0.62%

Global Medical Response, Inc. 2018 Term Loan B1	4.25%(3 Mo. LIBOR + 3.25%)		4/28/2022	1,303	1,301,975
Global Medical Response, Inc. 2020 Term Loan B	—	(g)	9/24/2025	556	544,887
National Mentor Holdings, Inc. 2019 Term Loan B	4.40%(1 Mo. LIBOR + 4.25%)		3/9/2026	668	659,606
National Mentor Holdings, Inc. 2019 Term Loan C	4.40%(1 Mo. LIBOR + 4.25%)		3/9/2026	30	30,109
Parexel International Corporation Term Loan B	2.897%(1 Mo. LIBOR + 2.75%)		9/27/2024	1,200	1,154,611
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	3.897%(1 Mo. LIBOR + 3.75%)		11/17/2025	1,122	1,092,537
U.S. Renal Care, Inc. 2019 Term Loan B	5.147%(1 Mo. LIBOR + 5.00%)		6/26/2026	2,084	2,036,280
Total					6,820,005

Insurance Brokerage 0.10%

Hub International Limited 2018 Term Loan B	3.264%(3 Mo. LIBOR + 3.00%)		4/25/2025	1,167	1,130,435

Machinery 0.13%

Vertical US Newco Inc. Term Loan B	4.57%(3 Mo. LIBOR + 4.25%)		7/30/2027	1,437	1,427,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content 0.10%

Univision Communications Inc. 2020 Replacement Term Loan	4.75%(1 Mo. LIBOR + 3.75%)	3/13/2026	$533	$520,306
Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 2.75%)	3/15/2024	558	538,988
Total				1,059,294

Personal & Household Products 0.21%

FGI Operating Company, LLC Exit Term Loan	12.00%(3 Mo. LIBOR + 10.00%)	5/16/2022	106	23,216	(i)
Revlon Consumer Products Corporation 2020 Term Loan B2	4.25%(3 Mo. LIBOR + 3.50%)	6/30/2025	2,110	1,112,977
TGP Holdings III, LLC 2018 1st Lien Term Loan	5.25%(3 Mo. LIBOR + 4.25%)	9/25/2024	1,203	1,173,603
Total				2,309,796

Rail 0.15%

Genesee & Wyoming Inc. (New) Term Loan	2.22%(3 Mo. LIBOR + 2.00%)	12/30/2026	1,731	1,707,611

Recreation & Travel 0.20%

Alterra Mountain Company Term Loan B1	2.897%(1 Mo. LIBOR + 2.75%)	7/31/2024	1,129	1,093,681
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(d)	3.50%(1 Mo. LIBOR + 2.50%)	2/1/2024	1,198	1,166,679
Total				2,260,360

Restaurants 0.29%

IRB Holding Corp 2020 Term Loan B	3.75%(6 Mo. LIBOR + 2.75%)	2/5/2025	1,772	1,696,088
Panera Bread Company Term Loan A	2.438%(1 Mo. LIBOR + 2.25%)	7/18/2022	1,660	1,572,823
Total				3,268,911

Software/Services 0.66%

Cornerstone OnDemand, Inc. Term Loan B	4.406%(1 Mo. LIBOR + 4.25%)	4/22/2027	1,127	1,126,294
LogMeIn, Inc. Term Loan B	4.906%(3 Mo. LIBOR + 4.75%)	8/14/2027	3,153	3,053,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)

Omnitracs, Inc. 2020 Incremental Term Loan	— (g)	3/23/2025	$793	$788,243
Tibco Software Inc. 2020 Term Loan B	3.896%(1 Mo. LIBOR + 3.75%)	6/30/2026	1,142	1,118,106
Ultimate Software Group Inc. (The) Term Loan B	3.897%(1 Mo. LIBOR + 3.75%)	5/4/2026	1,207	1,198,598
Total				7,284,503

Specialty Retail 0.27%

BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	2.151%(1 Mo. LIBOR + 2.00%)	2/3/2024	1,503	1,479,920
Claire’s Stores, Inc. 2019 Term Loan B	6.647%(1 Mo. LIBOR + 6.50%)	12/18/2026	682	537,653
PetSmart, Inc. Consenting Term Loan	4.50%(6 Mo. LIBOR + 3.50%)	3/11/2022	1,008	1,007,166
Total				3,024,739

Support: Services 0.50%

DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.75%(1 Mo. LIBOR + 3.00%)	2/3/2025	919	884,785
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	8.518%(3 Mo. LIBOR + 8.25%)	4/10/2026	1,300	1,254,500	(i)
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	3.397%(1 Mo. LIBOR + 3.25%)	10/20/2025	1,954	1,693,041
Pike Corporation 2020 Term Loan B	3.15%(1 Mo. LIBOR + 3.00%)	7/24/2026	627	623,557
Trans Union, LLC 2019 Term Loan B5	1.897%(1 Mo. LIBOR + 1.75%)	11/16/2026	1,101	1,075,707
Total				5,531,590

Telecommunications: Wireless 0.10%

Xplornet Communications, Inc. 2020 Term Loan B (Canada)(d)	4.897%(1 Mo. LIBOR + 4.75%)	6/10/2027	1,118	1,101,080
Total Floating Rate Loans (cost $58,744,291)				56,610,380

FOREIGN GOVERNMENT OBLIGATIONS 2.11%

Argentina 0.30%

Ciudad Autonoma De Buenos Aires†(d)	7.50%	6/1/2027	1,503	1,078,418
Province of Santa Fe†(d)	6.90%	11/1/2027	2,051	1,333,170
Provincia de Mendoza†(d)	8.375%	5/19/2024	1,317	869,233
Total				3,280,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Bermuda 0.16%

Bermuda Government International Bond†	2.375%	8/20/2030		$896	$908,320
Bermuda Government International Bond†	3.375%	8/20/2050		794	818,812
Total					1,727,132

Egypt 0.24%

Arab Republic of Egypt†(d)	5.577%	2/21/2023		2,626	2,704,675

Honduras 0.10%

Honduras Government†(d)	5.625%	6/24/2030		1,087	1,167,982

Ivory Coast 0.10%

Ivory Coast Government International Bond†(j)	5.875%	10/17/2031	EUR	1,090	1,160,550

Kenya 0.34%

Republic of Kenya†(d)	7.25%	2/28/2028		$1,918	1,895,416
Republic of Kenya†(d)	8.25%	2/28/2048		1,924	1,852,177
Total					3,747,593

Mongolia 0.26%

Development Bank of Mongolia LLC†(d)	7.25%	10/23/2023		2,254	2,366,872
Mongolia Government International Bond†(d)(k)	5.125%	4/7/2026		501	504,757
Total					2,871,629

Peru 0.06%

Peruvian Government International Bond(d)	2.392%	1/23/2026		630	661,185

Ukraine 0.29%

Ukraine Government†(d)	7.375%	9/25/2032		3,394	3,197,878

United Arab Emirates 0.26%

Abu Dhabi Government International†(d)	3.125%	5/3/2026		2,607	2,870,985
Total Foreign Government Obligations (cost $24,103,862)					23,390,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
HIGH YIELD CORPORATE BONDS 73.57%

Advertising 0.10%

Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027		$550	$528,825
Clear Channel Worldwide Holdings, Inc.	9.25%	2/15/2024		576	559,875
Total					1,088,700

Aerospace/Defense 1.16%

Carrier Global Corp.†	2.70%	2/15/2031		1,608	1,678,497
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025		714	785,201
Leidos, Inc.†	3.625%	5/15/2025		1,212	1,348,077
Raytheon Technologies Corp.	4.125%	11/16/2028		1,625	1,925,689
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028		3,272	3,048,490
Signature Aviation US Holdings, Inc.†	5.375%	5/1/2026		27	27,348
TransDigm, Inc.	5.50%	11/15/2027		1,758	1,692,866
TransDigm, Inc.†	6.25%	3/15/2026		1,048	1,100,196
TransDigm, Inc.	6.375%	6/15/2026		1,282	1,290,012
Total					12,896,376

Agency 0.18%

Temasek Financial I Ltd. (Singapore)(d)(k)	2.50%	10/6/2070		1,980	1,948,774	(a)

Air Transportation 1.14%

Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	8/15/2027		1,151	1,209,526
Azul Investments LLP†	5.875%	10/26/2024		2,821	2,121,420
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024		1,949	1,947,030
Delta Air Lines, Inc.†	7.00%	5/1/2025		2,118	2,328,391
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025		988	1,014,790
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028		1,001	1,040,022
JetBlue 2019-1 Class A Pass Through Trust	2.95%	5/15/2028		1,000	885,821
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027		1,989	2,076,019
Total					12,623,019

Auto Loans 0.26%

General Motors Financial Co., Inc.	5.25%	3/1/2026		1,632	1,837,793
Mclaren Finance plc(j)	5.00%	8/1/2022	GBP	900	1,041,012
Total					2,878,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Auto Parts & Equipment 0.53%

Adient US LLC†	7.00%	5/15/2026			$994	$1,066,184
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027			1,643	1,707,324
Lear Corp.	3.80%	9/15/2027			938	990,061
Lear Corp.	4.25%	5/15/2029			1,100	1,190,620
Magna International, Inc. (Canada)(d)	2.45%	6/15/2030			875	922,570
Total						5,876,759

Automakers 2.18%

Aston Martin Capital Holdings Ltd.(j)	5.75%	4/15/2022		GBP	1,074	1,241,833
Aston Martin Capital Holdings Ltd. (Jersey)†(d)	6.50%	4/15/2022			$1,281	1,153,540
BMW US Capital LLC†	4.15%	4/9/2030			2,241	2,654,869
Ford Motor Co.	9.00%	4/22/2025			5,024	5,766,522
Ford Motor Co.	9.625%	4/22/2030			1,510	1,952,211
General Motors Co.	6.125%	10/1/2025			1,043	1,213,193
Mclaren Finance plc. (United Kingdom)†(d)	5.75%	8/1/2022			657	596,228
Tesla, Inc.†	5.30%	8/15/2025			6,185	6,409,206
Volkswagen Group of America Finance LLC†	3.35%	5/13/2025			1,693	1,851,074
Volkswagen Group of America Finance LLC†	3.75%	5/13/2030			1,177	1,326,880
Total						24,165,556

Banking 5.05%

ABN AMRO Bank NV (Netherlands)†(d)	4.75%	7/28/2025			1,705	1,925,158
AIB Group plc (Ireland)†(d)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025			1,203	1,294,882
AIB Group plc (Ireland)†(d)	4.75%	10/12/2023			1,197	1,302,497
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(d)	6.75%(USD Swap + 5.17%) #	—	(l)		1,026	1,174,642
Banco Latinoamericano de Comercio Exterior SA (Panama)†(d)	2.375%	9/14/2025			1,307	1,326,605
Banco Nacional de Panama (Panama)†(d)	2.50%	8/11/2030			1,117	1,106,668
Bangkok Bank pcl (Hong Kong)†(d)	5.00%(5 Yr Treasury CMT + 4.73%) #	—	(l)		2,106	2,112,233
Bank Leumi Le-Israel BM (Israel)†(d)	3.275%(5 Yr Treasury CMT + 1.63%) #	1/29/2031			1,243	1,252,136
Bank of America Corp.	4.45%	3/3/2026			1,137	1,306,414
Bank of Ireland Group plc (Ireland)†(d)	4.50%	11/25/2023			1,942	2,103,318
BankUnited, Inc.	4.875%	11/17/2025			1,178	1,338,466
BBVA USA	3.875%	4/10/2025			1,353	1,452,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

BNP Paribas SA (France)†(d)	4.50%(5 Yr Treasury CMT + 2.94%) #	—	(l)	$1,991	$1,910,116
CIT Group, Inc.	5.25%	3/7/2025		527	558,554
CIT Group, Inc.	6.125%	3/9/2028		3,668	4,194,578
Citigroup, Inc.	4.45%	9/29/2027		1,164	1,349,933
Credit Suisse Group AG (Switzerland)†(d)	5.10%(5 Yr Treasury CMT + 3.29%) #	—	(l)	1,964	1,897,715
Fifth Third Bancorp	8.25%	3/1/2038		377	615,205
Global Bank Corp. (Panama)†(d)	5.25%(3 Mo. LIBOR + 3.30%) #	4/16/2029		1,746	1,832,209
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		1,020	1,128,420
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		1,100	1,251,137
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%) #	4/15/2027		1,156	1,191,071
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%) #	—	(l)	1,217	1,138,887
ING Groep NV (Netherlands)(d)	5.75%(5 Yr Treasury CMT + 4.34%) #	—	(l)	2,544	2,644,704
Intesa Sanpaolo SpA (Italy)†(d)	5.71%	1/15/2026		4,060	4,430,277
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028		1,306	1,465,234
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%) #	—	(l)	875	858,594
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%) #	—	(l)	1,088	1,144,797
Kookmin Bank (South Korea)†(d)	1.75%	5/4/2025		1,560	1,611,950
Macquarie Bank Ltd. (United Kingdom)†(d)	6.125%(5 Yr Swap rate + 3.70%) #	—	(l)	2,136	2,194,388
Morgan Stanley	3.125%	7/27/2026		1,144	1,264,585
Popular, Inc.	6.125%	9/14/2023		1,370	1,450,344
SVB Financial Group	3.125%	6/5/2030		978	1,094,418
US Bancorp	3.00%	7/30/2029		1,090	1,211,306
Washington Mutual Bank(h)	6.875%	6/15/2011		1,250	125	(m)
Webster Financial Corp.	4.10%	3/25/2029		1,622	1,769,437
Total					55,903,317

Beverages 1.00%

Bacardi Ltd.†	2.75%	7/15/2026		1,749	1,830,798
Bacardi Ltd.†	4.70%	5/15/2028		1,843	2,143,399
Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025		1,438	1,536,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Beverages (continued)

Brown-Forman Corp.	3.50%	4/15/2025			$797	$888,103
Brown-Forman Corp.	4.50%	7/15/2045			1,192	1,561,614
PepsiCo, Inc.	3.60%	3/1/2024			978	1,073,320
Suntory Holdings Ltd. (Japan)†(d)	2.25%	10/16/2024			1,913	2,002,018
Total						11,035,400

Brokerage 0.16%

Charles Schwab Corp. (The)	5.375%(5 Yr Treasury CMT + 4.97%) #	—	(l)		1,591	1,727,906

Building & Construction 1.29%

Beazer Homes USA, Inc.	7.25%	10/15/2029			1,164	1,249,153
Century Communities, Inc.	6.75%	6/1/2027			856	909,847
D.R. Horton, Inc.	2.60%	10/15/2025			697	748,537
ITR Concession Co. LLC†	5.183%	7/15/2035			785	909,915
Lennar Corp.	4.75%	11/15/2022			1,304	1,362,321
Lennar Corp.	4.75%	5/30/2025			645	705,622
Lennar Corp.	4.75%	11/29/2027			661	755,523
NVR, Inc.	3.00%	5/15/2030			2,122	2,294,476
PulteGroup, Inc.	6.375%	5/15/2033			2,250	2,838,431
Toll Brothers Finance Corp.	4.875%	3/15/2027			1,084	1,217,939
Toll Brothers Finance Corp.	5.625%	1/15/2024			1,208	1,327,163
Total						14,318,927

Building Materials 1.16%

Allegion plc (Ireland)(d)	3.50%	10/1/2029			918	1,006,229
Ferguson Finance plc (United Kingdom)†(d)	3.25%	6/2/2030			1,929	2,098,750
Hillman Group, Inc. (The)†	6.375%	7/15/2022			1,311	1,286,111
Lennox International, Inc.	1.35%	8/1/2025			909	916,876
Lennox International, Inc.	1.70%	8/1/2027			1,111	1,111,277
Masonite International Corp.†	5.375%	2/1/2028			952	1,018,535
Owens Corning, Inc.	4.30%	7/15/2047			1,670	1,837,858
Owens Corning, Inc.	4.40%	1/30/2048			1,255	1,401,627
Vertical Holdco GmbH†(j)	6.625%	7/15/2028		EUR	667	817,293
Vulcan Materials Co.	4.50%	6/15/2047			$1,186	1,379,654
Total						12,874,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television 2.32%

CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	$2,783	$2,932,044
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	2,946	3,067,523

CSC Holdings LLC†	5.50%	4/15/2027	2,372	2,499,139
CSC Holdings LLC†	5.75%	1/15/2030	1,274	1,355,491
CSC Holdings LLC†	6.50%	2/1/2029	1,046	1,168,251
DISH DBS Corp.	7.75%	7/1/2026	8,672	9,544,620
LCPR Senior Secured Financing DAC (Ireland)†(d)	6.75%	10/15/2027	1,133	1,185,401
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026	635	637,248
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028	1,399	1,438,015
VTR Finance NV (Chile)†(d)	6.375%	7/15/2028	287	301,709
Ziggo BV (Netherlands)†(d)	5.50%	1/15/2027	1,491	1,564,573
Total				25,694,014

Chemicals 0.62%

CF Industries, Inc.†	4.50%	12/1/2026	1,047	1,217,957
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	2,259	2,441,656
FMC Corp.	3.45%	10/1/2029	1,050	1,178,964
Yingde Gases Investment Ltd. (Hong Kong)†(d)	6.25%	1/19/2023	1,961	2,027,024
Total				6,865,601

Consumer/Commercial/Lease Financing 0.76%

Navient Corp.	6.125%	3/25/2024	1,728	1,750,663
Navient Corp.	6.75%	6/25/2025	2,209	2,239,374
Navient Corp.	6.75%	6/15/2026	872	873,635
Quicken Loans LLC†	5.25%	1/15/2028	1,111	1,172,699
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	852	846,142
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.875%	3/1/2031	921	911,790
USAA Capital Corp.†	2.125%	5/1/2030	609	642,011
Total				8,436,314

Discount Stores 1.08%

Amazon.com, Inc.	4.25%	8/22/2057	1,325	1,811,704
Amazon.com, Inc.	4.80%	12/5/2034	2,179	3,005,649
Amazon.com, Inc.	5.20%	12/3/2025	3,295	4,014,879
Costco Wholesale Corp.	1.75%	4/20/2032	1,511	1,553,703
Dollar General Corp.	3.50%	4/3/2030	1,350	1,539,197
Total				11,925,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods 0.67%

BCD Acquisition, Inc.†	9.625%	9/15/2023	$1,128	$1,125,180
Dover Corp.	2.95%	11/4/2029	1,320	1,448,268
Leggett & Platt, Inc.	4.40%	3/15/2029	974	1,080,498
Siemens Financieringsmaatschappij NV (Netherlands)†(d)	3.25%	5/27/2025	1,235	1,373,449
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	1,338	1,422,915
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	794	928,053
Total				7,378,363

Electric: Distribution/Transportation 0.92%

Adani Transmission Ltd. (India)†(d)	4.25%	5/21/2036	995	995,201
Atlantic City Electric Co.	4.00%	10/15/2028	1,149	1,364,660
Empresa de Transmision Electrica SA (Panama)†(d)	5.125%	5/2/2049	1,205	1,397,854
Empresas Publicas de Medellin ESP (Colombia)†(d)	4.25%	7/18/2029	1,689	1,690,267
Monongahela Power Co.†	3.55%	5/15/2027	1,188	1,314,715
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	1,087	1,284,719
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	1,951	2,184,772
Total				10,232,188

Electric: Generation 2.51%

Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(d)	4.625%	10/15/2039	1,449	1,396,498
AES Panama Generation Holdings SRL (Panama)†(d)	4.375%	5/31/2030	580	597,255
Calpine Corp.†	4.625%	2/1/2029	893	893,558
Calpine Corp.†	5.00%	2/1/2031	1,101	1,124,314
Calpine Corp.†	5.125%	3/15/2028	328	339,944
Clearway Energy Operating LLC†	4.75%	3/15/2028	656	681,217
Clearway Energy Operating LLC	5.75%	10/15/2025	844	890,509
Dayton Power & Light Co. (The)	3.95%	6/15/2049	898	964,671
DPL, Inc.	4.35%	4/15/2029	1,363	1,456,931
Exelon Generation Co. LLC	3.25%	6/1/2025	1,168	1,278,561
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	909	944,223
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	2,442	2,532,049
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	1,709	1,841,447
NRG Energy, Inc.†	3.75%	6/15/2024	1,802	1,926,049
NRG Energy, Inc.†	4.45%	6/15/2029	518	572,343
NRG Energy, Inc.†	5.25%	6/15/2029	697	759,601
NRG Energy, Inc.	5.75%	1/15/2028	3,273	3,536,886
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	1,346	1,431,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)

Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	$673	$699,499
TerraForm Power Operating LLC†	4.75%	1/15/2030	1,484	1,580,030
TerraForm Power Operating LLC†	5.00%	1/31/2028	561	615,164
Topaz Solar Farms LLC†	5.75%	9/30/2039	1,478	1,729,731
Total				27,791,793

Electric: Integrated 2.88%

AES Corp. (The)	5.125%	9/1/2027	553	590,281
Arizona Public Service Co.	2.95%	9/15/2027	1,333	1,453,519
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,217	1,393,235
Avangrid, Inc.	3.80%	6/1/2029	486	561,852
Black Hills Corp.	4.35%	5/1/2033	1,155	1,388,932
DTE Energy Co.	1.05%	6/1/2025	705	707,104
El Paso Electric Co.	5.00%	12/1/2044	1,203	1,436,716
Electricite de France SA (France)†(d)	3.625%	10/13/2025	1,044	1,170,266
Enel Finance International NV (Netherlands)†(d)	2.65%	9/10/2024	1,493	1,584,488
Enel Finance International NV (Netherlands)†(d)	3.50%	4/6/2028	1,829	2,041,051
Entergy Arkansas LLC	4.00%	6/1/2028	1,589	1,872,723
Entergy Arkansas LLC	4.95%	12/15/2044	1,109	1,219,662
Eskom Holdings SOC Ltd. (South Africa)†(d)	7.125%	2/11/2025	2,507	2,299,634
Exelon Corp.	4.05%	4/15/2030	772	905,023
Florida Power & Light Co.	2.85%	4/1/2025	1,098	1,206,539
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	808	861,772
Indianapolis Power & Light Co.†	4.05%	5/1/2046	1,608	1,982,499
Louisville Gas & Electric Co.	4.375%	10/1/2045	1,017	1,267,884
Ohio Power Co.	4.15%	4/1/2048	1,223	1,523,512
Pacific Gas and Electric Co.	3.15%	1/1/2026	865	888,662
Pacific Gas and Electric Co.	4.50%	7/1/2040	865	881,951
Puget Energy, Inc.†	4.10%	6/15/2030	1,733	1,936,989
Puget Sound Energy, Inc.	4.223%	6/15/2048	1,174	1,466,765
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	1,113	1,235,855
Total				31,876,914

Electronics 1.35%

Amphenol Corp.	2.05%	3/1/2025	936	983,380
Amphenol Corp.	2.80%	2/15/2030	1,875	2,056,161
FLIR Systems, Inc.	2.50%	8/1/2030	1,137	1,165,173
KLA Corp.	4.10%	3/15/2029	776	931,789
Lam Research Corp.	4.875%	3/15/2049	808	1,145,133
Micron Technology, Inc.	5.327%	2/6/2029	1,763	2,121,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)

NVIDIA Corp.	3.20%	9/16/2026	$1,872	$2,114,939
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(d)	3.40%	5/1/2030	1,117	1,225,357
Trimble, Inc.	4.75%	12/1/2024	1,455	1,613,234
Xilinx, Inc.	2.95%	6/1/2024	1,445	1,552,996
Total				14,910,069

Energy: Exploration & Production 4.07%

Apache Corp.	4.25%	1/15/2030	1,920	1,734,000
Apache Corp.	4.75%	4/15/2043	698	621,848
Apache Corp.	5.10%	9/1/2040	1,118	1,007,066
Callon Petroleum Co.	6.125%	10/1/2024	1,104	318,090
Centennial Resource Production LLC†	5.375%	1/15/2026	2,211	889,928
Centennial Resource Production LLC†	6.875%	4/1/2027	2,838	1,164,729
Continental Resources, Inc.	4.375%	1/15/2028	2,148	1,860,877
Continental Resources, Inc.	4.50%	4/15/2023	1,168	1,115,720
Diamondback Energy, Inc.	3.50%	12/1/2029	1,267	1,224,892
Diamondback Energy, Inc.	4.75%	5/31/2025	515	556,015
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	1,131	1,124,638
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	1,114	1,121,659
EQT Corp.	7.875%	2/1/2025	1,604	1,780,191
HighPoint Operating Corp.	7.00%	10/15/2022	848	214,981
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	1,670	1,521,612
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	340	308,939
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	1,174	1,072,402
Indigo Natural Resources LLC†	6.875%	2/15/2026	2,372	2,314,550
Jagged Peak Energy LLC	5.875%	5/1/2026	753	751,468
Laredo Petroleum, Inc.	10.125%	1/15/2028	2,341	1,386,808
Matador Resources Co.	5.875%	9/15/2026	838	702,097
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	1,504	1,402,480
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	3,299	2,966,890
Murphy Oil Corp.	5.75%	8/15/2025	1,165	1,019,352
Murphy Oil Corp.	5.875%	12/1/2027	1,115	953,303
Murphy Oil Corp.	6.875%	8/15/2024	988	915,752
Oasis Petroleum, Inc.†(h)	6.25%	5/1/2026	345	82,595
Oasis Petroleum, Inc.(h)	6.875%	3/15/2022	1,562	369,999
Occidental Petroleum Corp.	6.625%	9/1/2030	1,605	1,483,622
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	1,212	1,212,000
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	1,673	1,667,772
PDC Energy, Inc.	5.75%	5/15/2026	2,368	2,214,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

Seven Generations Energy Ltd. (Canada)†(d)	5.375%	9/30/2025	$1,272	$1,207,618
SM Energy Co.	6.125%	11/15/2022	108	84,400
SM Energy Co.	6.625%	1/15/2027	936	418,481
SM Energy Co.	6.75%	9/15/2026	1,303	584,474
Southwestern Energy Co.	6.45%	1/23/2025	1,106	1,075,895
Southwestern Energy Co.	7.75%	10/1/2027	1,120	1,089,088
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%	8/15/2030	1,185	1,198,703
Texaco Capital, Inc.	8.625%	11/15/2031	722	1,173,239
WPX Energy, Inc.	5.25%	10/15/2027	1,110	1,128,526
Total				45,040,779

Environmental 0.10%

Waste Pro USA, Inc.†	5.50%	2/15/2026	1,143	1,160,025

Food & Drug Retailers 0.32%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.625%	1/15/2027	712	729,263
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	1,224	1,277,244
Rite Aid Corp.†	8.00%	11/15/2026	1,549	1,551,904
Total				3,558,411

Food: Wholesale 2.40%

Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	1,939	1,705,370
BRF SA (Brazil)†(d)	4.875%	1/24/2030	1,086	1,115,854
Campbell Soup Co.	3.125%	4/24/2050	2,821	2,860,914
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	1,312	1,360,393
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(d)	5.625%	8/15/2026	1,241	1,195,778
General Mills, Inc.	2.875%	4/15/2030	505	555,101
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	3,083	3,356,493
Kraft Heinz Foods Co.†	3.75%	4/1/2030	730	771,815
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,277	1,314,887
Kraft Heinz Foods Co.	4.625%	1/30/2029	376	418,950
Kraft Heinz Foods Co.†	4.875%	10/1/2049	580	612,779
Kraft Heinz Foods Co.	5.00%	6/4/2042	1,219	1,335,110
Kraft Heinz Foods Co.	5.20%	7/15/2045	869	950,997
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	989	1,033,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

McCormick & Co., Inc.	2.50%	4/15/2030	$1,046	$1,118,879
McCormick & Co., Inc.	4.20%	8/15/2047	1,393	1,735,027
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026	1,387	1,397,763
Smithfield Foods, Inc.†	5.20%	4/1/2029	2,168	2,537,120
Sysco Corp.	2.40%	2/15/2030	1,250	1,263,633
Total				26,640,368

Forestry/Paper 0.29%

Norbord, Inc. (Canada)†(d)	6.25%	4/15/2023	1,060	1,138,064
Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	1,147	1,151,244
Weyerhaeuser Co.	7.375%	3/15/2032	623	908,807
Total				3,198,115

Gaming 2.59%

Boyd Gaming Corp.	4.75%	12/1/2027	1,201	1,180,955
Boyd Gaming Corp.	6.00%	8/15/2026	1,369	1,416,655
Caesars Entertainment Inc.†	8.125%	7/1/2027	3,047	3,233,797
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.25%	10/15/2025	1,593	1,543,322
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025	619	639,118
Churchill Downs, Inc.†	4.75%	1/15/2028	399	401,919
Churchill Downs, Inc.†	5.50%	4/1/2027	671	701,943
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031	1,278	1,332,833
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	1,666	1,906,895
Las Vegas Sands Corp.	3.50%	8/18/2026	2,000	2,028,836
Las Vegas Sands Corp.	3.90%	8/8/2029	1,226	1,229,549
Melco Resorts Finance Ltd. (Hong Kong)†(d)	5.75%	7/21/2028	1,262	1,286,976
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025	889	907,669
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	1,250	1,172,656
Penn National Gaming, Inc.†	5.625%	1/15/2027	2,251	2,338,001
Scientific Games International, Inc.†	7.00%	5/15/2028	1,136	1,140,700
Scientific Games International, Inc.†	7.25%	11/15/2029	1,145	1,164,110
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	1,147	1,220,838
Wynn Macau Ltd. (Macau)†(d)	5.125%	12/15/2029	1,194	1,147,733
Wynn Macau Ltd. (Macau)†(d)	5.50%	10/1/2027	2,772	2,695,770
Total				28,690,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.39%

AI Candelaria Spain SLU (Spain)†(d)	7.50%	12/15/2028	$1,300	$1,406,275
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	3,170	2,105,815
Colonial Enterprises, Inc.†	3.25%	5/15/2030	748	839,848
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	1,175	1,295,934
ENN Energy Holdings Ltd. (China)†(d)	2.625%	9/17/2030	1,242	1,242,658
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	1,145	1,303,591
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029	2,222	2,247,528
National Fuel Gas Co.	5.50%	1/15/2026	2,268	2,478,107
NGPL PipeCo LLC†	4.875%	8/15/2027	2,012	2,183,520
Northern Natural Gas Co.†	4.30%	1/15/2049	811	966,093
ONE Gas, Inc.	4.50%	11/1/2048	1,149	1,447,343
Plains All American Pipeline LP	6.125%(3 Mo. LIBOR + 4.11%) #	—(l)	1,880	1,195,022
Sabal Trail Transmission LLC†	4.246%	5/1/2028	1,125	1,265,053
Sabine Pass Liquefaction LLC†	4.50%	5/15/2030	909	1,025,389
Targa Resources Partners LP/Targa Resources Partners Finance Corp.†	4.875%	2/1/2031	1,285	1,246,835
Transportadora de Gas Internacional SA ESP (Colombia)†(d)	5.55%	11/1/2028	2,056	2,328,441
Western Midstream Operating LP	5.05%	2/1/2030	2,002	1,954,452
Total				26,531,904

Health Facilities 3.24%

AHP Health Partners, Inc.†	9.75%	7/15/2026	1,193	1,283,740
Ascension Health	3.945%	11/15/2046	1,017	1,267,592
Dignity Health	3.812%	11/1/2024	675	719,317
HCA, Inc.	5.50%	6/15/2047	3,383	4,234,145
HCA, Inc.	7.05%	12/1/2027	390	455,935
HCA, Inc.	7.58%	9/15/2025	552	661,020
HCA, Inc.	7.69%	6/15/2025	1,240	1,461,520
HCA, Inc.	8.36%	4/15/2024	261	308,633
LifePoint Health, Inc.†	4.375%	2/15/2027	1,635	1,641,131
MEDNAX, Inc.†	6.25%	1/15/2027	1,857	1,928,922
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,478	1,997,347
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	1,566	1,734,818
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	1,192	1,245,014
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	1,020	1,315,403
NYU Langone Hospitals	4.368%	7/1/2047	1,191	1,385,516
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	1,160	1,235,957
Quest Diagnostics, Inc.	2.80%	6/30/2031	896	968,278

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Rede D’or Finance Sarl (Luxembourg)†(d)	4.95%	1/17/2028	$1,512	$1,534,416
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	996	1,060,740
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	1,129	1,204,502
Tenet Healthcare Corp.†	4.875%	1/1/2026	835	848,560
Tenet Healthcare Corp.†	6.125%	10/1/2028	2,221	2,166,863
Tenet Healthcare Corp.†	6.25%	2/1/2027	2,370	2,449,644
Tenet Healthcare Corp.	6.75%	6/15/2023	1,513	1,590,163
Universal Health Services, Inc.†	2.65%	10/15/2030	1,146	1,143,731
Total				35,842,907

Health Services 0.40%

CVS Health Corp.	3.625%	4/1/2027	1,079	1,214,154
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	1,379	1,377,014
Montefiore Obligated Group	5.246%	11/1/2048	1,553	1,791,571
Total				4,382,739

Hotels 0.84%

ESH Hospitality, Inc.†	4.625%	10/1/2027	1,053	1,034,594
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	1,332	1,374,864
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	3,304	3,402,492
Marriott International, Inc.	3.50%	10/15/2032	1,678	1,659,850
Marriott International, Inc.	5.75%	5/1/2025	1,046	1,167,911
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028	627	630,135
Total				9,269,846

Insurance Brokerage 0.34%

Brown & Brown, Inc.	2.375%	3/15/2031	1,370	1,385,357
Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%) #	11/1/2057	1,230	1,255,057
HUB International Ltd.†	7.00%	5/1/2026	1,133	1,175,210
Total				3,815,624

Integrated Energy 2.29%

Cenovus Energy, Inc. (Canada)(d)	5.375%	7/15/2025	1,065	1,026,282
Cenovus Energy, Inc. (Canada)(d)	5.40%	6/15/2047	5,951	5,025,893
Exxon Mobil Corp.	3.043%	3/1/2026	1,101	1,216,257
Hess Corp.	5.60%	2/15/2041	1,922	2,081,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Integrated Energy (continued)

Hess Corp.	5.80%	4/1/2047	$2,018	$2,211,377
Lukoil Securities BV (Netherlands)†(d)	3.875%	5/6/2030	2,750	2,911,700
Occidental Petroleum Corp.	2.70%	8/15/2022	2,440	2,284,316
Occidental Petroleum Corp.	2.70%	2/15/2023	209	191,757
Petrobras Global Finance BV (Netherlands)(d)	5.60%	1/3/2031	1,538	1,644,253
Petroleos Mexicanos (Mexico)(d)	6.875%	8/4/2026	2,923	2,809,003
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	4.375%	4/16/2049	1,441	1,738,437
Shell International Finance BV (Netherlands)(d)	6.375%	12/15/2038	1,473	2,192,043
Total				25,332,851

Investments & Miscellaneous Financial Services 0.33%

AG Issuer LLC†	6.25%	3/1/2028	1,140	1,137,150
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	1,717	963,703
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	1,377	1,528,235
Total				3,629,088

Life Insurance 0.64%

AIA Group Ltd. (Hong Kong)†(d)	3.20%	9/16/2040	1,146	1,186,259
AIA Group Ltd. (Hong Kong)†(d)	3.375%	4/7/2030	1,304	1,467,793
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	1,456	1,647,072
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	889	1,044,314
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,798,806
Total				7,144,244

Machinery 0.69%

IDEX Corp.	3.00%	5/1/2030	1,082	1,192,573
Itron, Inc.†	5.00%	1/15/2026	1,123	1,154,584
Roper Technologies, Inc.	1.75%	2/15/2031	3,057	3,053,694
Roper Technologies, Inc.	4.20%	9/15/2028	925	1,105,083
Xylem, Inc.	3.25%	11/1/2026	1,004	1,121,087
Total				7,627,021

Managed Care 0.93%

Anthem, Inc.	2.25%	5/15/2030	1,799	1,850,188
Centene Corp.	3.375%	2/15/2030	2,131	2,214,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care (continued)

Centene Corp.	4.25%	12/15/2027		$1,513	$1,586,751
Centene Corp.	4.625%	12/15/2029		2,201	2,376,981
Centene Corp.†	5.375%	6/1/2026		1,131	1,195,150
Kaiser Foundation Hospitals	4.15%	5/1/2047		873	1,116,062
Total					10,339,379

Media: Content 1.52%

Activision Blizzard, Inc.	2.50%	9/15/2050		1,687	1,552,656
AMC Networks, Inc.	4.75%	8/1/2025		1,317	1,363,359
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		2,019	1,433,318
Netflix, Inc.(j)	3.625%	5/15/2027	EUR	3,466	4,403,437
Netflix, Inc.†(j)	3.625%	6/15/2030	EUR	1,020	1,299,894
Netflix, Inc.†(j)	3.875%	11/15/2029	EUR	765	992,222
Netflix, Inc.	4.875%	4/15/2028		$2,136	2,390,462
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		1,682	1,766,966
Univision Communications, Inc.†	5.125%	2/15/2025		1,697	1,611,089
Total					16,813,403

Media: Diversified 0.33%

Cable Onda SA (Panama)†(d)	4.50%	1/30/2030		1,365	1,425,811
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030		2,056	2,221,853
Total					3,647,664

Medical Products 0.59%

Alcon Finance Corp.†	2.60%	5/27/2030		1,552	1,644,511
Baxter International, Inc.†	3.75%	10/1/2025		940	1,066,860
Boston Scientific Corp.	7.00%	11/15/2035		1,473	2,162,041
Edwards Lifesciences Corp.	4.30%	6/15/2028		1,411	1,688,222
Total					6,561,634

Metals/Mining (Excluding Steel) 1.56%

Anglo American Capital plc (United Kingdom)†(d)	3.95%	9/10/2050		1,101	1,127,549
Anglo American Capital plc (United Kingdom)†(d)	5.625%	4/1/2030		1,100	1,352,857
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(d)	8.75%	7/15/2026		1,143	1,179,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)

Corp. Nacional del Cobre de Chile (Chile)†(d)	3.75%	1/15/2031	$373	$415,776
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,375	1,394,766
Freeport-McMoRan, Inc.	4.25%	3/1/2030	2,039	2,091,892
Freeport-McMoRan, Inc.	4.375%	8/1/2028	1,084	1,122,840
Freeport-McMoRan, Inc.	4.625%	8/1/2030	1,277	1,344,968
Fresnillo plc (Mexico)(d)	4.25%	10/2/2050	776	769,725
Hecla Mining Co.	7.25%	2/15/2028	1,233	1,338,113
Mirabela Nickel Ltd. (Australia)	1.00%	9/10/2044	15	2	(m)
Newmont Corp.	2.25%	10/1/2030	2,118	2,189,993
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	1,175	1,149,285
Teck Resources Ltd. (Canada)†(d)	3.90%	7/15/2030	691	724,267
Warrior Met Coal, Inc.†	8.00%	11/1/2024	1,107	1,128,277
Total				17,330,246

Monoline Insurance 0.18%

Fidelity National Financial, Inc.	4.50%	8/15/2028	1,693	1,968,497

Multi-Line Insurance 0.11%

Assurant, Inc.	3.70%	2/22/2030	1,158	1,209,836

Non-Electric Utilities 0.14%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	1,368	1,528,418

Oil Field Equipment & Services 0.38%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	1,779	2,186,498
Oceaneering International, Inc.	4.65%	11/15/2024	903	662,540
Oceaneering International, Inc.	6.00%	2/1/2028	2,094	1,315,032
Total				4,164,070

Oil Refining & Marketing 0.39%

Citgo Holding, Inc.†	9.25%	8/1/2024	1,769	1,689,395
CITGO Petroleum Corp.†	7.00%	6/15/2025	888	877,455
PBF Holding Co. LLC/PBF Finance Corp.†	6.00%	2/15/2028	1,236	831,735
PBF Holding Co. LLC/PBF Finance Corp.†	9.25%	5/15/2025	876	899,166
Total				4,297,751

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.45%

Ball Corp.	2.875%	8/15/2030	$1,548	$1,532,520
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,544,210
Sealed Air Corp.†	6.875%	7/15/2033	1,060	1,361,920
Trivium Packaging Finance BV (Netherlands)†(d)	5.50%	8/15/2026	534	554,278
Total				4,992,928

Personal & Household Products 1.41%

Clorox Co. (The)	1.80%	5/15/2030	1,125	1,160,856
Hasbro, Inc.	3.90%	11/19/2029	2,327	2,446,149
Hasbro, Inc.	5.10%	5/15/2044	1,761	1,837,539
Mattel, Inc.†	5.875%	12/15/2027	512	552,000
Mattel, Inc.†	6.75%	12/31/2025	1,676	1,769,856
Newell Brands, Inc.	4.70%	4/1/2026	4,710	5,026,512
Newell Brands, Inc.	5.875%	4/1/2036	1,082	1,249,732
Revlon Consumer Products Corp.	5.75%	2/15/2021	147	51,864
SC Johnson & Son, Inc.†	4.75%	10/15/2046	1,177	1,574,588
Total				15,669,096

Pharmaceuticals 0.81%

AbbVie, Inc.†	3.20%	11/21/2029	1,998	2,205,447
AstraZeneca plc (United Kingdom)(d)	2.125%	8/6/2050	3,312	3,024,605
Pfizer, Inc.	2.625%	4/1/2030	935	1,040,475
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	1,403	1,314,810
Zoetis, Inc.	3.90%	8/20/2028	1,159	1,376,908
Total				8,962,245

Property & Casualty 0.55%

Allstate Corp. (The)	3.28%	12/15/2026	1,244	1,416,782
Arch Capital Finance LLC	4.011%	12/15/2026	1,172	1,362,044
CNA Financial Corp.	2.05%	8/15/2030	701	696,856
Hanover Insurance Group, Inc. (The)	2.50%	9/1/2030	555	570,713
Selective Insurance Group, Inc.	5.375%	3/1/2049	1,669	2,037,137
Total				6,083,532

Rail 0.51%

Central Japan Railway Co. (Japan)†(d)	4.25%	11/24/2045	1,524	1,919,153
China Railway Xunjie Co. Ltd. (China)(d)	3.25%	7/28/2026	1,200	1,306,201
Kansas City Southern	3.50%	5/1/2050	551	571,818
Rumo Luxembourg Sarl (Luxembourg)†(d)	5.875%	1/18/2025	1,799	1,886,908
Total				5,684,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.33%

CoStar Group, Inc.†	2.80%	7/15/2030	$1,100	$1,140,923
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024	1,200	1,134,000
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(d)	3.875%	3/20/2027	1,289	1,409,074
Total				3,683,997

Real Estate Investment Trusts 0.73%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	543	623,428
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	1,194	1,375,293
American Homes 4 Rent LP	4.25%	2/15/2028	203	230,273
American Homes 4 Rent LP	4.90%	2/15/2029	859	1,025,265
CyrusOne LP/CyrusOne Finance Corp.	2.15%	11/1/2030	1,373	1,344,991
Goodman US Finance Four LLC†	4.50%	10/15/2037	1,137	1,311,731
Goodman US Finance Three LLC†	3.70%	3/15/2028	769	842,117
Prologis LP	4.375%	2/1/2029	1,106	1,356,774
Total				8,109,872

Recreation & Travel 0.72%

Carnival Corp.†	9.875%	8/1/2027	1,155	1,223,711
Carnival Corp.†	11.50%	4/1/2023	2,462	2,763,435
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023	796	844,755
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	1,570	1,825,706
Viking Cruises Ltd.†	13.00%	5/15/2025	1,125	1,305,000
Total				7,962,607

Reinsurance 0.58%

AXIS Specialty Finance plc (United Kingdom)(d)	5.15%	4/1/2045	1,595	1,928,219
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	1,013,558
PartnerRe Finance B LLC	3.70%	7/2/2029	1,237	1,382,949
Transatlantic Holdings, Inc.	8.00%	11/30/2039	1,334	2,102,990
Total				6,427,716

Restaurants 0.53%

IRB Holding Corp.†	6.75%	2/15/2026	1,177	1,179,207
IRB Holding Corp.†	7.00%	6/15/2025	843	900,345
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	2,083	2,191,743
Starbucks Corp.	4.45%	8/15/2049	1,287	1,563,043
Total				5,834,338

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 2.77%

Autodesk, Inc.	3.50%	6/15/2027	$1,446	$1,640,598
Banff Merger Sub, Inc.†	9.75%	9/1/2026	1,658	1,754,993
Global Payments, Inc.	2.90%	5/15/2030	1,747	1,871,121
Global Payments, Inc.	4.15%	8/15/2049	1,042	1,227,041
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	937	977,089
GrubHub Holdings, Inc.†	5.50%	7/1/2027	1,218	1,265,959
Intuit, Inc.	0.95%	7/15/2025	575	581,312
Intuit, Inc.	1.65%	7/15/2030	1,150	1,171,751
Match Group Holdings II LLC†	5.00%	12/15/2027	1,647	1,743,448
Microsoft Corp.	3.125%	11/3/2025	1,842	2,061,532
PayPal Holdings, Inc.	3.25%	6/1/2050	2,136	2,370,393
PTC, Inc.†	3.625%	2/15/2025	570	579,619
PTC, Inc.†	4.00%	2/15/2028	1,077	1,108,987
salesforce.com, Inc.	3.70%	4/11/2028	1,580	1,863,613
ServiceNow, Inc.	1.40%	9/1/2030	1,297	1,264,027
Tencent Holdings Ltd. (China)†(d)	3.925%	1/19/2038	1,995	2,266,480
Tencent Music Entertainment Group (China)(d)	1.375%	9/3/2025	554	551,415
Tencent Music Entertainment Group (China)(d)	2.00%	9/3/2030	543	531,883
VeriSign, Inc.	4.75%	7/15/2027	1,117	1,186,114
VeriSign, Inc.	5.25%	4/1/2025	843	933,711
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	952	982,940
Veritas US, Inc./Veritas Bermuda Ltd.†	10.50%	2/1/2024	1,372	1,295,230
Visa, Inc.	3.15%	12/14/2025	1,289	1,443,544
Total				30,672,800

Specialty Retail 1.72%

AutoNation, Inc.	4.75%	6/1/2030	684	810,743
Best Buy Co., Inc.	1.95%	10/1/2030	1,363	1,356,893
Best Buy Co., Inc.	4.45%	10/1/2028	1,332	1,579,723
Carvana Co.†(k)	5.625%	10/1/2025	1,252	1,237,915
Carvana Co.†(k)	5.875%	10/1/2028	634	627,660
Gap, Inc. (The)†	8.625%	5/15/2025	1,186	1,300,894
Gap, Inc. (The)†	8.875%	5/15/2027	1,054	1,200,242
JD.com, Inc. (China)(d)	3.375%	1/14/2030	1,197	1,298,545
JD.com, Inc. (China)(d)	4.125%	1/14/2050	1,118	1,246,675
Murphy Oil USA, Inc.	4.75%	9/15/2029	1,180	1,259,432
NIKE, Inc.	2.40%	3/27/2025	668	718,940
Penske Automotive Group, Inc.	3.50%	9/1/2025	751	745,841
Penske Automotive Group, Inc.	5.50%	5/15/2026	351	362,862

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail (continued)

PetSmart, Inc.†	5.875%	6/1/2025	$1,195	$1,226,189
PetSmart, Inc.†	7.125%	3/15/2023	769	776,690
Tiffany & Co.	4.90%	10/1/2044	1,816	2,003,340
WW International, Inc.†	8.625%	12/1/2025	1,220	1,276,425
Total				19,029,009

Steel Producers/Products 0.22%

CSN Islands XI Corp. (Brazil)†(d)	6.75%	1/28/2028	901	866,717
CSN Resources SA (Brazil)†(d)	7.625%	4/17/2026	1,100	1,106,188
Reliance Steel & Aluminum Co.	2.15%	8/15/2030	425	416,387
Total				2,389,292

Support: Services 1.84%

Ahern Rentals, Inc.†	7.375%	5/15/2023	1,440	768,600
Brink’s Co. (The)†	4.625%	10/15/2027	1,078	1,079,024
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,577,071
Georgetown University (The)	2.943%	4/1/2050	1,246	1,240,686
IHS Markit Ltd. (United Kingdom)†(d)	4.00%	3/1/2026	1,627	1,817,872
IHS Markit Ltd. (United Kingdom)(d)	4.75%	8/1/2028	800	953,172
Johns Hopkins University	2.813%	1/1/2060	692	735,628
Maxim Crane Works Holdings Capital LLC†	10.125%	8/1/2024	1,080	1,097,663
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,975	2,426,259
Presidio Holdings, Inc.†	4.875%	2/1/2027	1,121	1,138,006
Quanta Services, Inc.	2.90%	10/1/2030	914	934,236
Ritchie Bros Auctioneers, Inc. (Canada)†(d)	5.375%	1/15/2025	1,130	1,165,313
Uber Technologies, Inc.†	8.00%	11/1/2026	1,265	1,348,490
United Rentals North America, Inc.	4.875%	1/15/2028	1,039	1,092,249
Verisk Analytics, Inc.	3.625%	5/15/2050	997	1,137,433
WeWork Cos., Inc.†	7.875%	5/1/2025	2,877	1,843,049
Total				20,354,751

Technology Hardware & Equipment 0.93%

Apple, Inc.	1.80%	9/11/2024	1,053	1,102,446
Apple, Inc.	3.00%	6/20/2027	2,081	2,349,334
CDW LLC/CDW Finance Corp.	4.125%	5/1/2025	483	498,077
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,563,047
Motorola Solutions, Inc.	4.60%	5/23/2029	1,513	1,786,998
Western Digital Corp.	4.75%	2/15/2026	2,745	2,968,031
Total				10,267,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications Equipment 0.12%

Xiaomi Best Time International Ltd. (Hong Kong)†(d)	3.375%	4/29/2030		$1,322	$1,384,755

Telecommunications: Satellite 0.31%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(d)	6.75%	10/1/2026		2,264	2,274,641
Hughes Satellite Systems Corp.	5.25%	8/1/2026		1,111	1,185,126
Total					3,459,767

Telecommunications: Wireless 1.41%

American Tower Corp.	2.95%	1/15/2025		1,132	1,223,411
Crown Castle International Corp.	4.15%	7/1/2050		762	872,100
SBA Communications Corp.†	3.875%	2/15/2027		2,561	2,602,616
Sprint Capital Corp.	6.875%	11/15/2028		5,062	6,313,377
T-Mobile USA, Inc.†	3.50%	4/15/2025		732	803,897
T-Mobile USA, Inc.†	3.875%	4/15/2030		1,099	1,250,970
Vmed O2 UK Financing I plc (United Kingdom)†(d)	4.25%	1/31/2031		2,494	2,548,556
Total					15,614,927

Telecommunications: Wireline Integrated & Services 1.71%

Altice France Holding SA (Luxembourg)†(d)	6.00%	2/15/2028		934	892,573
Altice France Holding SA (Luxembourg)†(d)	10.50%	5/15/2027		1,507	1,677,479
Altice France SA (France)†(d)	8.125%	2/1/2027		3,262	3,558,369
CyrusOne LP/CyrusOne Finance Corp.	2.90%	11/15/2024		645	684,948
DKT Finance ApS (Denmark)†(d)	9.375%	6/17/2023		1,008	1,043,280
Equinix, Inc.(j)	2.875%	2/1/2026	EUR	3,120	3,737,602
Verizon Communications, Inc.	2.625%	8/15/2026		$3,135	3,424,741
VTR Comunicaciones SpA (Chile)†(d)	5.125%	1/15/2028		410	424,555
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028		1,122	1,105,170
Zayo Group Holdings, Inc.†	4.00%	3/1/2027		1,163	1,146,171
Zayo Group Holdings, Inc.†	6.125%	3/1/2028		1,183	1,221,246
Total					18,916,134

Tobacco 0.07%

BAT Capital Corp.	4.70%	4/2/2027		713	819,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services 1.29%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.375%	7/3/2029	$1,680	$1,693,709
Aeropuerto Internacional de Tocumen SA (Panama)†(d)	6.00%	11/18/2048	1,926	2,150,415
Autopistas del Sol SA (Costa Rica)†(d)	7.375%	12/30/2030	1,282	1,177,342
Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035	1,000	1,248,055
CH Robinson Worldwide, Inc.	4.20%	4/15/2028	1,736	2,027,111
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(d)	5.375%	11/15/2024	1,675	1,709,628
Rumo Luxembourg Sarl (Luxembourg)†(d)	5.25%	1/10/2028	1,076	1,120,874
Stena AB (Sweden)†(d)	7.00%	2/1/2024	1,332	1,306,219
XPO Logistics, Inc.†	6.25%	5/1/2025	1,788	1,907,572
Total				14,340,925

Trucking & Delivery 0.18%

FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	2/20/2034	1,976	2,014,396
Total High Yield Corporate Bonds (cost $769,963,706)				814,847,483

MUNICIPAL BONDS 3.02%

Air Transportation 0.19%

Miami Dade Cnty, FL	3.982%	10/1/2041	970	1,026,425
Miami-Dade Cnty, FL	4.28%	10/1/2041	950	1,025,202
Total				2,051,627

Education 0.83%

California State Univ	3.899%	11/1/2047	1,975	2,405,037
Ohio Univ	5.59%	12/1/2114	1,000	1,408,590
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	3,070	3,380,438
Univ of California Bd of Regents	6.548%	5/15/2048	600	977,868
University of California Bond of Regents	3.006%	5/15/2050	885	958,322
Total				9,130,255

General Obligation 0.72%

California	7.55%	4/1/2039	885	1,550,299
Chicago Transit Authority Sales Tax Receipts Fund	6.899%	12/1/2040	500	713,905
City of Portland	7.701%	6/1/2022	1,035	1,123,027
District of Columbia	5.591%	12/1/2034	795	1,086,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)

Los Angeles Unif Sch Dist, CA	5.75%		7/1/2034	$1,000	$1,397,550
Pennsylvania	5.45%		2/15/2030	836	1,067,722
The Bd of Governors of the Univ of North Carolina	3.847%		12/1/2034	855	1,064,381
Total					8,003,458

Lease Obligations 0.08%

Wisconsin	3.294%		5/1/2037	790	910,649

Miscellaneous 0.48%

Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	1,030	1,412,676
Dallas Convention Center Hotel Dev Corp., TX	7.088%		1/1/2042	1,210	1,623,905
Pasadena Public Fing Auth	7.148%		3/1/2043	1,445	2,267,898	(a)
Total					5,304,479

Tax Revenue 0.41%

Massachusetts Sch Bldg Auth	5.715%		8/15/2039	1,220	1,810,529
Memphis-Shelby County Industrial Development Board, TN	7.00%		7/1/2045	1,225	1,094,011
New York City Indl Dev Agy†	11.00%		3/1/2029	1,220	1,681,257
Total					4,585,797

Transportation 0.18%

Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	787	836,235
Port of Seattle, WA	3.755%		5/1/2036	1,105	1,169,322
Total					2,005,557

Utilities 0.13%

San Antonio, TX	5.718%		2/1/2041	980	1,445,872
Total Municipal Bonds (cost $29,620,457)					33,437,694

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.09%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(n)	12/25/2059	592	598,970
BBCMS Mortgage Trust 2018-C2 C	5.135	%#(n)	12/15/2051	1,011	1,103,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

BBCMS Mortgage Trust 2019-BWAY A†	1.108%(1 Mo. LIBOR + .96%)	#	11/25/2034	$1,750	$1,702,900
Benchmark Mortgage Trust 2019-B12 WMA†	4.388	%#(n)	8/15/2052	2,892	2,804,517	(a)
CF Trust 2019-BOSS A1†	3.402%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	1,340	1,237,631	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(n)	4/15/2049	828	522,771
COMM Mortgage Trust 2014-UBS5 AM	4.193	%#(n)	9/10/2047	1,161	1,275,598
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.752%(1 Mo. LIBOR + 1.60%)	#	5/15/2036	924	917,233
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(n)	2/25/2050	1,332	1,353,386
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(n)	1/25/2060	813	822,020
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	645	659,996
Great Wolf Trust 2019-WOLF A†	1.186%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,317	3,208,999
JPMCC Commercial Mortgage Securities Trust 2017-JP5	4.025	%#(n)	3/15/2050	571	536,440
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(n)	1/26/2060	547	554,692
PFP Ltd. 2019-6 A†	1.202%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	1,750	1,693,415
PFP Ltd. 2019-6 C†	2.252%(1 Mo. LIBOR + 2.10%)	#	4/14/2037	1,995	1,896,657
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(n)	2/25/2024	383	389,728
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(n)	2/25/2050	824	840,026
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	963	984,207
Total Non-Agency Commercial Mortgage-Backed Securities (cost $23,377,198)					23,102,709

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.08%

Energy: Exploration & Production 0.00%

Templar Energy LLC	Zero Coupon			49	—	(a)

Transportation: Infrastructure/Services 0.08%

ACBL Holdings Corp. Series A	Zero Coupon			14	366,716
ACBL Holdings Corp. Series B	Zero Coupon			17	553,606
Total Preferred Stocks (cost $1,194,020)					920,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $86,340)	$35.05	5/14/2022	16	$164	(a)
Total Long-Term Investments (cost $1,031,103,472)				1,087,310,167

			Principal Amount (000)
SHORT TERM INVESTMENTS 0.30%

REPURCHASE AGREEMENT 0.25%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $2,849,200 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $2,849,832; proceeds: $2,793,878 (cost $2,793,878)			$2,794	2,793,878

			Shares
Money Market Funds 0.04%

Fidelity Government Portfolio(o) (cost $509,454)			509,454	509,454

Time Deposit 0.01%

CitiBank N.A.(o) (cost $56,606)			56,606	56,606
Total Short-Term Investments (cost $3,359,938)				3,359,938
Total Investments in Securities 98.47% (cost $1,034,463,410)				1,090,670,105
Foreign Cash and Other Assets in Excess Liabilities(p) 1.53%				16,998,167
Net Assets 100.00%				$1,107,668,272

EUR	Euro.
GBP	British pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $469,823,762, which represents 42.42% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Amount represents less than 1,000 shares.
(d)	Foreign security traded in U.S. dollars.
(e)	All or a portion of this securities are temporarily on loan to unaffiliated broker/dealers.
(f)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2020.
(g)	Interest rate to be determined.
(h)	Defaulted (non-income producing security).
(i)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(j)	Investment in non-U.S. dollar denominated securities.
(k)	Securities purchased on a when-issued basis.
(l)	Security is perpetual in nature and has no stated maturity.
(m)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(n)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(o)	Security was purchased with the cash collateral from loaned securities.
(p)	Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at September 30, 2020 (1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.IG.34(4)(5)	Credit Suisse	1.00%	6/20/2025	$36,768,000	$37,028,399	$(541,417)	$281,018

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or

(ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.

(2)	Upfront payments received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Issuers amounted to $281,018. Total unrealized depreciation on Credit Default Swaps on Issuers amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	12/8/2020	1,797,000	$2,400,325	$2,319,617	$80,708
Euro	Sell	Credit Agricole CIB	12/4/2020	10,986,000	13,030,879	12,897,570	133,309
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$214,017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Euro	Buy	State Street Bank and Trust	12/4/2020	286,000	$336,210	$335,764	$(446)

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	1,599	Long		$353,096,569		$353,316,540	$219,971
U.S. 5-Year Treasury Note	December 2020	860	Long		108,225,382		108,386,875	161,493
U.S. Long Bond	December 2020	103	Long		18,101,801		18,156,969	55,168
Total Unrealized Appreciation on Open Futures Contracts								$436,632

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
Euro-Bobl	December 2020	6	Short	EUR	(810,769)	EUR	(811,020)	$(294)
U.S. 10-Year Treasury Note	December 2020	444	Short		$(61,777,641)		$(61,951,875)	(174,234)
U.S. 10-Year Ultra Treasury Bond	December 2020	364	Short		(57,775,110)		(58,211,562)	(436,452)
U.S. Ultra Treasury Bond	December 2020	297	Short		(64,796,618)		(65,878,313)	(1,081,695)
Total Unrealized Depreciation on Open Futures Contracts								$(1,692,675)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$39,995,200	$342,888	$40,338,088
Remaining Industries	—	2,482,378	—	2,482,378
Common Stocks
Auto Parts & Equipment	—	446,062	—	446,062
Energy: Exploration & Production	—	1,849	—	1,849
Personal & Household Products	2,306,171	39,743	1,110,257	3,456,171
Specialty Retail	4,682,973	445,568	—	5,128,541
Transportation: Infrastructure/Services	—	148,281	—	148,281
Remaining Industries	79,196,376	—	—	79,196,376
Convertible Bond	—	3,803,239	—	3,803,239
Floating Rate Loans
Personal & Household Products	—	2,286,580	23,216	2,309,796
Support: Services	—	4,277,090	1,254,500	5,531,590
Remaining Industries	—	48,768,994	—	48,768,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Foreign Government Obligations	—	23,390,430	—	23,390,430
High Yield Corporate Bonds
Agency	—	—	1,948,774	1,948,774
Banking	—	55,903,192	125	55,903,317
Metals/Mining (Excluding Steel)	—	17,330,244	2	17,330,246
Remaining Industries	—	739,665,146	—	739,665,146
Municipal Bonds
Miscellaneous	—	3,036,581	2,267,898	5,304,479
Remaining Industries	—	28,133,215	—	28,133,215
Non-Agency Commercial Mortgage-Backed Securities	—	19,060,561	4,042,148	23,102,709
Preferred Stocks	—	920,322	—	920,322
Warrant	—	—	164	164
Short-Term Investments
Repurchase Agreement	—	2,793,878	—	2,793,878
Money Market Fund	509,454	—	—	509,454
Time Deposit	—	56,606	—	56,606
Total	$86,694,974	$992,985,159	$10,989,972	$1,090,670,105
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$281,018	$—	$281,018
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	214,017	—	214,017
Liabilities	—	(446)	—	(446)
Futures Contracts
Assets	436,632	—	—	436,632
Liabilities	(1,692,675)	—	—	(1,692,675)
Total	$(1,256,043)	$494,589	$—	$(761,454)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO September 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Municipal Bonds	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stocks		Warrants
Balance as of January 1, 2020	$857,698	$1,113,955	$7,800,218	$127	$—	$4,239,796	$—	(a)	$164
Accrued Discounts (Premiums)	—	—	4,775	—	(12,224)	732	—		—
Realized Gain (Loss)	(38,749)	—	(42,951)	—	136,640	—	—		—
Change in Unrealized Appreciation (Depreciation)	(10,596)	—	(24,490)	(17,208)	(117,393)	(198,380)	—		—
Purchases	—	—	1,207,487	1,965,982	—	—	—		—
Sales	(465,465)	—	(1,390,366)	—	(1,481,051)	—	—		—
Transfers into Level 3	—	—	—	—	3,741,926	—	—		—
Transfers out of Level 3	—	(3,698)	(6,276,957)	—	—	—	—		—
Balance as of September 30, 2020	$342,888	$1,110,257	$1,277,716	$1,948,901	$2,267,898	$4,042,148	$—		$164
Change in unrealized appreciation/depreciation for the period ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(10,596)	$—	$(18,474)	$(17,208)	$(117,393)	$(198,380)	$—	(a)	$—

(a)	Amount less than $1.00.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.50%

Aerospace & Defense 1.46%

Axon Enterprise, Inc.*	15,356	$1,393

Air Freight & Logistics 0.69%

XPO Logistics, Inc.*	7,822	662

Automobiles 0.06%

Winnebago Industries, Inc.	1,089	56

Beverages 1.25%

Boston Beer Co., Inc. (The) Class A*	1,346	1,189

Biotechnology 18.05%

Acceleron Pharma, Inc.*	10,374	1,167
Allogene Therapeutics, Inc.*	12,213	460
Arena Pharmaceuticals, Inc.*	16,975	1,270
Blueprint Medicines Corp.*	10,229	948
Bridgebio Pharma, Inc.*(a)	16,223	609
ChemoCentryx, Inc.*	12,669	694
Coherus Biosciences, Inc.*	18,819	345
Constellation Pharmaceuticals, Inc.*	20,549	416
CRISPR Therapeutics AG (Switzerland)*(a)(b)	7,978	667
Deciphera Pharmaceuticals, Inc.*	8,666	445
Emergent BioSolutions, Inc.*	9,250	956
Insmed, Inc.*	27,811	894
Invitae Corp.*(a)	15,621	677
Iovance Biotherapeutics, Inc.*	19,377	638
Karuna Therapeutics, Inc.*	5,291	409
Mirati Therapeutics, Inc.*	5,740	953
Myovant Sciences Ltd. (United Kingdom)*(b)	32,769	460
Natera, Inc.*	22,492	1,625
Relay Therapeutics, Inc.*	6,072	259
Rocket Pharmaceuticals, Inc.*	27,254	623
TG Therapeutics, Inc.*	49,013	1,312
Turning Point Therapeutics, Inc.*	9,556	835
Twist Bioscience Corp.*	7,085	538
Total		17,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Building Products 1.64%

AZEK Co., Inc. (The)*	23,065	$803
Trex Co., Inc.*	10,552	755
Total		1,558

Commercial Services & Supplies 0.51%

MSA Safety, Inc.	3,620	486

Communications Equipment 1.35%

Calix, Inc.*	21,399	381
Lumentum Holdings, Inc.*	12,104	909
Total		1,290

Electrical Equipment 3.59%

Generac Holdings, Inc.*	8,595	1,664
Vivint Solar, Inc.*	41,572	1,761
Total		3,425

Food & Staples Retailing 0.84%

Grocery Outlet Holding Corp.*	20,430	803

Food Products 0.99%

Freshpet, Inc.*	8,473	946

Health Care Equipment & Supplies 8.26%

Axonics Modulation Technologies, Inc.*	24,535	1,252
iRhythm Technologies, Inc.*	8,822	2,101
Nevro Corp.*	8,888	1,238
Penumbra, Inc.*	4,453	866
Silk Road Medical, Inc.*	16,686	1,121
Tandem Diabetes Care, Inc.*	11,404	1,294
Total		7,872

Health Care Providers & Services 0.76%

Guardant Health, Inc.*	6,457	722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Health Care Technology 2.43%

Inspire Medical Systems, Inc.*	14,635	$1,889
Schrodinger Inc/United States*	9,047	430
Total		2,319

Hotels, Restaurants & Leisure 3.15%

Papa John’s International, Inc.	8,014	659
Penn National Gaming, Inc.*	12,843	934
Wingstop, Inc.	10,299	1,407
Total		3,000

Household Durables 3.39%

Helen of Troy Ltd.*	7,399	1,432
LGI Homes, Inc.*	15,525	1,803
Total		3,235

Information Technology Services 2.68%

Endava plc ADR*	17,429	1,101
Limelight Networks, Inc.*	105,933	610
Shift4 Payments, Inc. Class A*	17,446	844
Total		2,555

Insurance 1.37%

Goosehead Insurance, Inc. Class A	12,025	1,041
Lemonade, Inc.*(a)	5,336	266
Total		1,307

Internet & Direct Marketing Retail 5.48%

Fiverr International Ltd. (Israel)*(b)	16,066	2,233
Overstock.com, Inc.*	16,049	1,166
RealReal, Inc. (The)*	29,472	427
Stamps.com, Inc.*	5,782	1,393
Total		5,219

Internet Software & Services 0.89%

Cardlytics, Inc.*	12,028	849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Leisure Products 2.32%

Malibu Boats, Inc. Class A*	23,716	$1,175
YETI Holdings, Inc.*	22,833	1,035
Total		2,210

Life Sciences Tools & Services 3.23%

Adaptive Biotechnologies Corp.*	11,934	580
Berkeley Lights, Inc.*	7,723	590
Pacific Biosciences of California, Inc.*	59,076	583
Repligen Corp.*	8,988	1,326
Total		3,079

Machinery 3.13%

Chart Industries, Inc.*	14,526	1,021
Evoqua Water Technologies Corp.*	61,598	1,307
Federal Signal Corp.	22,272	651
Total		2,979

Pharmaceuticals 1.21%

MyoKardia, Inc.*	8,467	1,154

Professional Services 0.49%

FTI Consulting, Inc.*	4,371	463

Real Estate Management & Development 2.46%

Redfin Corp.*	46,999	2,347

Semiconductors & Semiconductor Equipment 7.39%

CEVA, Inc.*	23,172	912
Enphase Energy, Inc.*	13,629	1,126
Inphi Corp.*	18,043	2,025
MKS Instruments, Inc.	10,808	1,181
Monolithic Power Systems, Inc.	3,362	940
Semtech Corp.*	16,194	858
Total		7,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Software 14.84%

2U, Inc.*	9,585	$325
Appian Corp.*(a)	18,081	1,171
Avalara, Inc.*	5,690	725
Blackline, Inc.*	11,569	1,037
Digital Turbine, Inc.*	30,874	1,011
Everbridge, Inc.*	9,773	1,229
Five9, Inc.*	16,221	2,103
Globant SA (Argentina)*(b)	7,157	1,283
Jamf Holding Corp.*	13,007	489
JFrog Ltd. (Israel)*(b)	403	34
Paylocity Holding Corp.*	7,876	1,271
Q2 Holdings, Inc.*	9,975	910
Sprout Social, Inc. Class A*	22,610	870
SVMK, Inc.*	58,649	1,297
Yext, Inc.*	25,429	386
Total		14,141

Specialty Retail 3.26%

National Vision Holdings, Inc.*	36,726	1,404
RH*	4,437	1,698
Total		3,102

Textiles, Apparel & Luxury Goods 2.33%

Crocs, Inc.*	21,774	930
Deckers Outdoor Corp.*	5,854	1,288
Total		2,218
Total Common Stocks (cost $70,725,293)		94,821

	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.51%

Repurchase Agreement 0.62%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $580,900 of U.S. Treasury Note at 1.875% due 5/31/2022; value: $601,367; proceeds: $589,496 (cost $589,496)	$590	590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Money Market Fund 2.60%

Fidelity Government Portfolio(c) (cost $2,484,385)	2,484,385	$2,484

Time Deposit 0.29%

CitiBank N.A.(c) (cost $276,043)	276,043	276
Total Short-Term Investments (cost $3,349,924)		3,350
Total Investments in Securities 103.01% (cost $74,075,217)		98,171
Liabilities in Excess of Other Assets (3.01)%		(2,873)
Net Assets 100.00%		$95,298

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(b)	Foreign security traded in U.S. dollars.
(c)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$94,821	$—	$—	$94,821
Short-Term Investments
Repurchase Agreement	—	590	—	590
Money Market Fund	2,484			2,484
Time Deposit	—	276	—	276
Total	$97,305	$866	$—	$98,171

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.89%

Aerospace & Defense 2.04%

Northrop Grumman Corp.	6,500	$2,050
Raytheon Technologies Corp.	26,116	1,503
Total		3,553

Banks 1.82%

JPMorgan Chase & Co.	32,800	3,158

Beverages 1.57%

Coca-Cola Co. (The)	55,168	2,724

Biotechnology 1.69%

AbbVie, Inc.	33,599	2,943

Building Products 1.20%

Masco Corp.	37,900	2,089

Capital Markets 9.15%

Ameriprise Financial, Inc.	19,900	3,067
BlackRock, Inc.	8,100	4,565
MarketAxess Holdings, Inc.	3,300	1,589
Moody’s Corp.	9,400	2,724
S&P Global, Inc.	11,000	3,967
Total		15,912

Chemicals 2.77%

Air Products & Chemicals, Inc.	9,100	2,710
Linde plc (United Kingdom)(a)	8,800	2,096
Total		4,806

Commercial Services & Supplies 1.51%

Waste Management, Inc.	23,200	2,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Distributors 1.23%

Pool Corp.	6,400	$2,141

Diversified Telecommunication Services 1.61%

Verizon Communications, Inc.	47,100	2,802

Electric: Utilities 1.92%

NextEra Energy, Inc.	12,000	3,331

Entertainment 1.51%

Walt Disney Co. (The)	21,100	2,618

Food & Staples Retailing 2.63%

Sysco Corp.	27,500	1,711
Walmart, Inc.	20,380	2,851
Total		4,562

Health Care Equipment & Supplies 7.07%

Abbott Laboratories	43,500	4,734
Danaher Corp.	21,400	4,608
West Pharmaceutical Services, Inc.	10,700	2,942
Total		12,284

Health Care Providers & Services 2.51%

AmerisourceBergen Corp.	17,300	1,677
UnitedHealth Group, Inc.	8,600	2,681
Total		4,358

Hotels, Restaurants & Leisure 2.95%

McDonald’s Corp.	23,374	5,130

Household Products 0.71%

Procter & Gamble Co. (The)	8,900	1,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Information Technology Services 6.08%

Accenture plc Class A (Ireland)(a)	19,300	$4,362
Jack Henry & Associates, Inc.	11,200	1,821
Visa, Inc. Class A	21,900	4,379
Total		10,562

Insurance 2.38%

Chubb Ltd. (Switzerland)(a)	19,300	2,241
RenaissanceRe Holdings Ltd.	11,200	1,901
Total		4,142

Machinery 4.13%

Dover Corp.	22,100	2,394
Illinois Tool Works, Inc.	12,600	2,435
Stanley Black & Decker, Inc.	14,500	2,352
Total		7,181

Media 3.07%

Comcast Corp. Class A	115,400	5,338

Multi-Line Retail 1.06%

Dollar General Corp.	8,800	1,845

Multi-Utilities 2.91%

CMS Energy Corp.	43,700	2,684
WEC Energy Group, Inc.	24,500	2,374
Total		5,058

Oil, Gas & Consumable Fuels 1.91%

Chevron Corp.	20,649	1,487
TOTAL SE ADR	53,400	1,831
Total		3,318

Personal Products 1.42%

Estee Lauder Cos., Inc. (The) Class A	11,300	2,466

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Pharmaceuticals 4.52%

Johnson & Johnson	23,019	$3,427
Merck & Co., Inc.	25,600	2,123
Zoetis, Inc.	13,900	2,299
Total		7,849

Road & Rail 4.07%

J.B. Hunt Transport Services, Inc.	19,100	2,414
Union Pacific Corp.	23,700	4,666
Total		7,080

Semiconductors & Semiconductor Equipment 7.93%

Analog Devices, Inc.	23,300	2,720
Microchip Technology, Inc.	25,366	2,607
QUALCOMM, Inc.	32,957	3,878
Texas Instruments, Inc.	32,100	4,584
Total		13,789

Software 6.14%

Intuit, Inc.	7,000	2,284
Microsoft Corp.	39,900	8,392
Total		10,676

Specialty Retail 5.16%

Home Depot, Inc. (The)	6,700	1,861
Lowe’s Cos., Inc.	24,525	4,068
TJX Cos., Inc. (The)	54,600	3,038
Total		8,967

Technology Hardware, Storage & Peripherals 1.75%

Apple, Inc.	26,300	3,046

Textiles, Apparel & Luxury Goods 2.47%

NIKE, Inc. Class B	34,200	4,293
Total Common Stocks (cost $144,870,367)		171,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DIVIDEND GROWTH PORTFOLIO September 30, 2020

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.40%

Repurchase Agreement

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $708,600 of U.S. Treasury Note at 0.125 due 5/31/2022; value: $708,757; proceeds: $694,766 (cost $694,766)	$695	$695
Total Investments in Securities 99.29% (cost $145,565,133)		172,578
Other Assets in Excess of Liabilities(b) 0.71%		1,232
Net Assets 100.00%		$173,810

ADR	American Depositary Receipt.

(a)	Foreign security traded in U.S. dollars.
(b)	Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
E- Mini S&P 500 Index	December 2020	7	Long	$1,179,977	$1,173,200	$(6,777)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$171,883	$—	$—	$171,883
Short-Term Investment
Repurchase Agreement	—	695	—	695
Total	$171,883	$695	$—	$172,578
Other Financial Instrument
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(7)	—	—	(7)
Total	$(7)	$—	$—	$(7)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 101.20%

Aerospace & Defense 1.67%

General Dynamics Corp.	24,911	$3,448

Auto Components 2.23%

Dorman Products, Inc.*	25,904	2,341
Lear Corp.	20,774	2,266
Total		4,607

Banks 7.89%

BankUnited, Inc.	91,812	2,012
Citigroup, Inc.	87,099	3,755
East West Bancorp, Inc.	76,645	2,509
JPMorgan Chase & Co.	59,421	5,721
U.S. Bancorp	64,751	2,321
Total		16,318

Beverages 1.54%

PepsiCo, Inc.	23,000	3,188

Building Products 2.32%

A.O. Smith Corp.	32,993	1,742
Masco Corp.	55,633	3,067
Total		4,809

Capital Markets 4.02%

Ameriprise Financial, Inc.	13,592	2,095
BlackRock, Inc.	5,429	3,059
E*TRADE Financial Corp.	63,200	3,163
Total		8,317

Chemicals 4.34%

Corteva, Inc.	111,466	3,211
Dow, Inc.	47,676	2,243
PPG Industries, Inc.	28,816	3,518
Total		8,972

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Consumer Finance 1.86%

American Express Co.	38,415	$3,851

Diversified Telecommunication Services 2.13%

Verizon Communications, Inc.	74,100	4,408

Electric: Utilities 4.77%

Duke Energy Corp.	37,445	3,316
Edison International	55,096	2,801
FirstEnergy Corp.	39,020	1,120
NextEra Energy, Inc.	9,452	2,624
Total		9,861

Electrical Equipment 2.70%

Hubbell, Inc.	21,201	2,901
Rockwell Automation, Inc.	12,160	2,684
Total		5,585

Energy Equipment & Services 0.36%

National Oilwell Varco, Inc.	82,504	747

Equity Real Estate Investment Trusts 3.06%

Alexandria Real Estate Equities, Inc.	13,006	2,081
Highwoods Properties, Inc.	29,811	1,001
Host Hotels & Resorts, Inc.	98,627	1,064
Prologis, Inc.	21,640	2,177
Total		6,323

Health Care Equipment & Supplies 3.53%

Alcon, Inc. (Switzerland)*(a)	45,632	2,598
Medtronic plc (Ireland)(a)	45,369	4,715
Total		7,313

Health Care Providers & Services 3.73%

Anthem, Inc.	7,635	2,051
CVS Health Corp.	64,613	3,773
McKesson Corp.	12,782	1,904
Total		7,728

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.49%

Choice Hotels International, Inc.	11,555	$993
Domino’s Pizza, Inc.	4,930	2,097
Total		3,090

Household Durables 1.29%

Leggett & Platt, Inc.	64,956	2,674

Household Products 3.97%

Colgate-Palmolive Co.	55,500	4,282
Procter & Gamble Co. (The)	8,000	1,112
Spectrum Brands Holdings, Inc.	49,279	2,817
Total		8,211

Industrial Conglomerates 2.46%

Honeywell International, Inc.	30,956	5,096

Information Technology Services 3.63%

Euronet Worldwide, Inc.*	31,940	2,910
Mastercard, Inc. Class A	6,794	2,298
MAXIMUS, Inc.	33,800	2,312
Total		7,520

Insurance 5.15%

American International Group, Inc.	88,400	2,434
Everest Re Group Ltd.	15,772	3,116
Fidelity National Financial, Inc.	96,497	3,021
Globe Life, Inc.	26,040	2,080
Total		10,651

Interactive Media & Services 3.53%

Alphabet, Inc. Class A*	3,110	4,558
Facebook, Inc. Class A*	10,487	2,747
Total		7,305

Life Sciences Tools & Services 1.20%

Waters Corp.*	12,658	2,477

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2020

Investments	Shares		Fair Value (000)
Machinery 2.98%

Cummins, Inc.		15,554	$3,285
Westinghouse Air Brake Technologies Corp.		46,693	2,889
Total			6,174

Media 3.29%

Comcast Corp. Class A		62,562	2,894
Fox Corp. Class A		96,500	2,686
Nexstar Media Group, Inc. Class A		13,560	1,219
Total			6,799

Multi-Utilities 1.25%

CMS Energy Corp.		42,136	2,588

Oil, Gas & Consumable Fuels 3.99%

Cabot Oil & Gas Corp.		114,840	1,993
Chevron Corp.		33,600	2,419
Marathon Petroleum Corp.		36,087	1,059
ONEOK, Inc.		41,410	1,076
TOTAL SE ADR(b)		49,792	1,708
Total			8,255

Personal Products 1.34%

Unilever PLC ADR(b)		44,900	2,769

Pharmaceuticals 6.03%

Bristol-Myers Squibb Co.		69,732	4,204
Johnson & Johnson		17,247	2,568
Merck & Co., Inc.		31,332	2,599
Sanofi(c)	EUR	31,020	3,108
Total			12,479

Road & Rail 1.45%

Saia, Inc.*		23,831	3,006

Semiconductors & Semiconductor Equipment 2.89%

Intel Corp.		60,242	3,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment (continued)

Texas Instruments, Inc.	20,091	$2,869
Total		5,988

Software 2.65%

Microsoft Corp.	15,064	3,168
Oracle Corp.	38,925	2,324
Total		5,492

Specialty Retail 3.48%

Lowe’s Cos., Inc.	26,782	4,442
TJX Cos., Inc. (The)	49,579	2,759
Total		7,201

Technology Hardware, Storage & Peripherals 1.48%

Apple, Inc.	26,420	3,060

Tobacco 1.50%

Philip Morris International, Inc.	41,520	3,114
Total Common Stocks (cost $212,669,094)		209,424

	Principal Amount (000)
SHORT-TERM INVESTMENTS 2.83%

Repurchase Agreement 0.70%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $1,470,800 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $1,471,126; proceeds: $1,442,192 (cost $1,442,192)	$1,442	1,442

	Shares
Money Market Fund 1.92%

Fidelity Government Portfolio(d) (cost $3,973,066)	3,973,066	3,973

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Time Deposit 0.21%

CitiBank N.A.(d) (cost $441,452)	441,452	$442
Total Short-Term Investments (cost $5,856,710)		5,857
Total Investments in Securities 104.03% (cost $218,525,804)		215,281
Liabilities in Excess of Other Assets (4.03)%		(8,343)
Net Assets 100.00%		$206,938

EUR	Euro.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Pharmaceuticals	$9,371	$3,108	$—	$12,479
Remaining Industries	196,945	—	—	196,945
Short-Term Investments
Repurchase Agreement	—	1,442	—	1,442
Money Market Fund	3,973	—	—	3,973
Time Deposit	—	442	—	442
Total	$210,289	$4,992	$—	$215,281

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.92%

Aerospace & Defense 0.87%

CAE, Inc. (Canada)(a)	69,215	$1,012

Banks 0.74%

First Republic Bank	7,845	856

Beverages 1.61%

Boston Beer Co., Inc. (The) Class A*	676	597
Brown-Forman Corp. Class B	16,971	1,278
Total		1,875

Biotechnology 7.07%

Acceleron Pharma, Inc.*	7,378	830
Argenx SE ADR*	2,013	529
Blueprint Medicines Corp.*	4,241	393
Immunomedics, Inc.*	11,998	1,020
Iovance Biotherapeutics, Inc.*	17,863	588
Moderna, Inc.*	5,582	395
Natera, Inc.*	18,488	1,336
Sarepta Therapeutics, Inc.*	4,617	648
Seattle Genetics, Inc.*	8,964	1,754
Twist Bioscience Corp.*	9,662	734
Total		8,227

Capital Markets 2.88%

MarketAxess Holdings, Inc.	3,280	1,580
Moody’s Corp.	2,115	613
MSCI, Inc.	3,235	1,154
Total		3,347

Chemicals 0.45%

FMC Corp.	4,920	521

Construction Materials 1.19%

Vulcan Materials Co.	10,230	1,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Containers & Packaging 2.36%

Avery Dennison Corp.	6,418	$820
Ball Corp.	23,129	1,923
Total		2,743

Diversified Consumer Services 2.69%

Bright Horizons Family Solutions, Inc.*	7,564	1,150
Chegg, Inc.*	12,051	861
Service Corp. International	26,537	1,119
Total		3,130

Diversified Financial Services 0.27%

Insurance Acquisition Corp. Class A*	26,489	313

Electrical Equipment 1.72%

AMETEK, Inc.	11,798	1,173
Hubbell, Inc.	6,056	828
Total		2,001

Electronic Equipment, Instruments & Components 1.71%

Amphenol Corp. Class A	10,162	1,100
Trimble, Inc.*	18,257	889
Total		1,989

Entertainment 1.06%

Roku, Inc.*	4,789	904
Warner Music Group Corp. Class A	11,298	325
Total		1,229

Equity Real Estate Investment Trusts 1.64%

SBA Communications Corp.	5,984	1,906

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 7.18%

Align Technology, Inc.*	5,782	$1,893
DexCom, Inc.*	1,869	770
IDEXX Laboratories, Inc.*	2,408	947
Insulet Corp.*	5,424	1,283
Outset Medical, Inc.*	8,606	430
Penumbra, Inc.*	3,661	712
Silk Road Medical, Inc.*	8,450	568
Teleflex, Inc.	679	231
West Pharmaceutical Services, Inc.	5,537	1,522
Total		8,356

Health Care Providers & Services 0.85%

Guardant Health, Inc.*	8,882	993

Health Care Technology 2.35%

Teladoc Health, Inc.*(b)	3,571	783
Veeva Systems, Inc. Class A*	6,959	1,957
Total		2,740

Hotels, Restaurants & Leisure 1.86%

Chipotle Mexican Grill, Inc.*	1,736	2,159

Household Products 1.70%

Church & Dwight Co., Inc.	21,104	1,978

Industrial Conglomerates 0.81%

Roper Technologies, Inc.	2,376	939

Information Technology Services 8.58%

FleetCor Technologies, Inc.*	6,971	1,660
Genpact Ltd.	34,611	1,348
Global Payments, Inc.	9,393	1,668
Jack Henry & Associates, Inc.	9,361	1,522
Snowflake, Inc. Class A*	369	93
Twilio, Inc. Class A*	9,013	2,227
Wix.com Ltd. (Israel)*(a)	5,758	1,467
Total		9,985

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Insurance 2.20%

Goosehead Insurance, Inc. Class A	17,962	$1,555
RenaissanceRe Holdings Ltd.	5,906	1,003
Total		2,558

Interactive Media & Services 3.00%

IAC/InterActiveCorp*	8,632	1,034
Match Group, Inc.*	13,131	1,453
Snap, Inc. Class A*	38,433	1,003
Total		3,490

Leisure Products 1.07%

Peloton Interactive, Inc. Class A*	12,595	1,250

Life Sciences Tools & Services 4.69%

10X Genomics, Inc. Class A*	6,602	823
Berkeley Lights, Inc.*	5,491	419
Bio-Rad Laboratories, Inc. Class A*	1,895	977
Charles River Laboratories International, Inc.*	7,832	1,773
Repligen Corp.*	9,941	1,467
Total		5,459

Machinery 2.19%

Fortive Corp.	14,846	1,131
Stanley Black & Decker, Inc.	8,717	1,414
Total		2,545

Multi-Line Retail 2.02%

Dollar General Corp.	4,926	1,033
Dollar Tree, Inc.*	14,475	1,322
Total		2,355

Oil, Gas & Consumable Fuels 0.49%

Parsley Energy, Inc. Class A	60,685	568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Personal Products 0.57%

Shiseido Co., Ltd.(c)	JPY 11,495	$665

Pharmaceuticals 2.40%

Catalent, Inc.*	13,152	1,127
Zoetis, Inc.	10,082	1,667
Total		2,794

Professional Services 1.81%

CoStar Group, Inc.*	2,475	2,100

Road & Rail 3.49%

J.B. Hunt Transport Services, Inc.	9,218	1,165
Kansas City Southern	4,469	808
Old Dominion Freight Line, Inc.	7,659	1,386
Saia, Inc.*	5,516	696
Total		4,055

Semiconductors & Semiconductor Equipment 5.67%

Analog Devices, Inc.	13,069	1,526
Lam Research Corp.	4,509	1,496
Microchip Technology, Inc.	10,290	1,057
NXP Semiconductors NV (Netherlands)(a)	8,355	1,043
Xilinx, Inc.	14,162	1,476
Total		6,598

Software 14.68%

Anaplan, Inc.*	17,929	1,122
Coupa Software, Inc.*	4,546	1,247
DocuSign, Inc.*	10,554	2,271
Everbridge, Inc.*	6,099	767
Fair Isaac Corp.*	3,021	1,285
Palo Alto Networks, Inc.*	6,243	1,528
Paycom Software, Inc.*	1,530	476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Software (continued)

RingCentral, Inc. Class A*	10,484	$2,879
ServiceNow, Inc.*	1,949	945
Splunk, Inc.*	14,729	2,771
Zendesk, Inc.*	17,331	1,784
Total		17,075

Specialty Retail 4.73%

Burlington Stores, Inc.*	8,225	1,695
O’Reilly Automotive, Inc.*	4,713	2,173
Tractor Supply Co.	11,381	1,632
Total		5,500

Textiles, Apparel & Luxury Goods 1.32%

Canada Goose Holdings, Inc. (Canada)*(a)(b)	11,347	365
Lululemon Athletica, Inc. (Canada)*(a)	3,550	1,169
Total		1,534
Total Common Stocks (cost $93,518,603)		116,232

	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.37%

Repurchase Agreement 0.40%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $473,500 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $473,605; proceeds: $464,275 (cost $464,275)	$464	464

	Shares
Money Market Fund 0.87%

Fidelity Government Portfolio(d) (cost $1,014,614)	1,014,614	1,015

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Time Deposit 0.10%

CitiBank N.A.(d) (cost $112,735)	112,735	$113
Total Short-Term Investments (cost $1,591,624)		1,592
Total Investments in Securities 101.29% (cost $95,110,227)		117,824
Liabilities in Excess of Cash and Other Assets (1.29)%		(1,503)
Net Assets 100.00%		$116,321

JPY	Japanese Yen.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security was purchased with the cash collateral from loaned securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$—	$665	$—	$665
Remaining Industries	115,567	—	—	115,567
Short-Term Investments
Repurchase Agreement	—	464	—	464
Money Market Fund	1,015	—	—	1,015
Time Deposit	—	113	—	113
Total	$116,582	$1,242	$—	$117,824

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.38%

Aerospace & Defense 1.72%

General Dynamics Corp.	61,699	$8,541

Auto Components 1.07%

Lear Corp.	48,700	5,311

Automobiles 0.85%

General Motors Co.	142,000	4,202

Banks 7.35%

Citigroup, Inc.	209,295	9,023
East West Bancorp, Inc.	184,841	6,051
JPMorgan Chase & Co.	155,065	14,928
U.S. Bancorp	178,996	6,417
Total		36,419

Beverages 1.55%

PepsiCo, Inc.	55,411	7,680

Building Products 1.79%

Masco Corp.	161,195	8,887

Capital Markets 4.40%

Ameriprise Financial, Inc.	53,628	8,265
BlackRock, Inc.	10,793	6,082
E*TRADE Financial Corp.	149,242	7,470
Total		21,817

Chemicals 4.31%

Corteva, Inc.	221,910	6,393
Dow, Inc.	139,772	6,576
PPG Industries, Inc.	68,591	8,374
Total		21,343

Consumer Finance 1.75%

American Express Co.	86,670	8,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 2.25%

Verizon Communications, Inc.	187,020	$11,126

Electric: Utilities 4.82%

Duke Energy Corp.	87,699	7,767
Edison International	130,193	6,619
FirstEnergy Corp.	119,000	3,416
NextEra Energy, Inc.	21,811	6,054
Total		23,856

Electrical Equipment 1.54%

Hubbell, Inc.	55,873	7,646

Electronic Equipment, Instruments & Components 0.89%

Avnet, Inc.	170,271	4,400

Energy Equipment & Services 0.42%

National Oilwell Varco, Inc.	231,072	2,093

Equity Real Estate Investment Trusts 3.47%

Alexandria Real Estate Equities, Inc.	37,722	6,036
Highwoods Properties, Inc.	68,825	2,310
Host Hotels & Resorts, Inc.	230,185	2,484
Prologis, Inc.	63,233	6,362
Total		17,192

Health Care Equipment & Supplies 3.71%

Alcon, Inc. (Switzerland)*(a)	127,081	7,237
Medtronic plc (Ireland)(a)	107,152	11,135
Total		18,372

Health Care Providers & Services 3.60%

Anthem, Inc.	18,097	4,860
CVS Health Corp.	149,774	8,747
McKesson Corp.	28,322	4,218
Total		17,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 1.71%

Choice Hotels International, Inc.	40,369	$3,470
Domino’s Pizza, Inc.	11,730	4,989
Total		8,459

Household Products 3.34%

Colgate-Palmolive Co.	131,300	10,130
Procter & Gamble Co. (The)	46,137	6,412
Total		16,542

Industrial Conglomerates 2.48%

Honeywell International, Inc.	74,808	12,314

Information Technology Services 1.34%

Mastercard, Inc. Class A	19,650	6,645

Insurance 4.90%

American International Group, Inc.	176,835	4,868
Everest Re Group Ltd.	37,287	7,366
Fidelity National Financial, Inc.	226,992	7,107
Globe Life, Inc.	61,471	4,912
Total		24,253

Interactive Media & Services 3.55%

Alphabet, Inc. Class A*	7,456	10,928
Facebook, Inc. Class A*	25,396	6,651
Total		17,579

Internet & Direct Marketing Retail 1.03%

eBay, Inc.	97,740	5,092

Life Sciences Tools & Services 1.41%

Waters Corp.*	35,617	6,970

Machinery 3.52%

Cummins, Inc.	46,684	9,858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2020

Investments	Shares		Fair Value (000)
Machinery (continued)

Westinghouse Air Brake Technologies Corp.		122,294	$7,567
Total			17,425

Media 3.33%

Comcast Corp. Class A		153,378	7,095
Fox Corp. Class A		221,120	6,154
Nexstar Media Group, Inc. Class A		35,982	3,236
Total			16,485

Multi-Utilities 1.23%

CMS Energy Corp.		99,100	6,086

Oil, Gas & Consumable Fuels 3.88%

Cabot Oil & Gas Corp.		267,950	4,652
Chevron Corp.		77,201	5,558
Marathon Petroleum Corp.		104,561	3,068
ONEOK, Inc.		73,314	1,905
TOTAL SE ADR		117,203	4,020
Total			19,203

Personal Products 1.40%

Unilever plc(b)	GBP	112,258	6,921

Pharmaceuticals 6.02%

Bristol-Myers Squibb Co.		164,282	9,905
Johnson & Johnson		42,391	6,311
Merck & Co., Inc.		78,507	6,512
Sanofi(b)	EUR	70,763	7,091
Total			29,819

Road & Rail 1.46%

Landstar System, Inc.		57,793	7,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 4.46%

Intel Corp.	142,514	$7,379
QUALCOMM, Inc.	44,511	5,238
Texas Instruments, Inc.	66,517	9,498
Total		22,115

Software 3.02%

Microsoft Corp.	36,543	7,686
Oracle Corp.	121,538	7,256
Total		14,942

Specialty Retail 2.67%

Lowe’s Cos., Inc.	55,350	9,180
TJX Cos., Inc. (The)	72,380	4,028
Total		13,208

Technology Hardware, Storage & Peripherals 1.68%

Apple, Inc.	71,700	8,304

Tobacco 1.46%

Philip Morris International, Inc.	96,429	7,231
Total Common Stocks (cost $471,581,482)		492,244

SHORT-TERM INVESTMENT 0.47%

Repurchase Agreement

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $2,407,100 of U.S. Treasury Note at 0.125% due 05/31/2022; value: $2,407,634; proceeds: $2,360,342 (cost $2,360,342)	2,360	2,360
Total Investments in Securities 99.85% (cost $473,941,824)		494,604
Other Assets in Excess of Liabilities 0.15%		722
Net Assets 100.00%		$495,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO September 30, 2020

GBP	British Pound.
EUR	Euro.
ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Personal Products	$—	$6,921	$—	$6,921
Pharmaceuticals	22,728	7,091	—	29,819
Remaining Industries	455,504	—	—	455,504
Short-Term Investment
Repurchase Agreement	—	2,360	—	2,360
Total	$478,232	$16,372	$—	$494,604

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2020

Investments	Shares		Fair Value (000)
COMMON STOCKS 99.46%

Aerospace & Defense 1.32%

Hexcel Corp.		82,477	$2,767

Airlines 1.17%

Delta Air Lines, Inc.		79,937	2,444

Auto Components 1.66%

Lear Corp.		31,800	3,468

Banks 5.16%

CIT Group, Inc.		79,654	1,411
Citizens Financial Group, Inc.		104,600	2,644
East West Bancorp, Inc.		86,600	2,835
Sterling Bancorp		138,062	1,453
SVB Financial Group*		10,115	2,434
Total			10,777

Beverages 1.25%

Carlsberg A/S Class B(a)	DKK	19,400	2,614

Biotechnology 0.77%

Exelixis, Inc.*		65,700	1,606

Building Products 3.30%

A.O. Smith Corp.		62,328	3,291
Masco Corp.		65,224	3,596
Total			6,887

Capital Markets 4.22%

Ameriprise Financial, Inc.		24,179	3,726
Apollo Global Management, Inc.		53,798	2,408
Ares Capital Corp.		192,200	2,681
Total			8,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Chemicals 3.79%

Axalta Coating Systems Ltd.*	69,452	$1,540
Corteva, Inc.	117,041	3,372
Valvoline, Inc.	158,300	3,014
Total		7,926

Communications Equipment 1.12%

F5 Networks, Inc.*	19,117	2,347

Construction & Engineering 1.43%

EMCOR Group, Inc.	43,982	2,978

Consumer Finance 1.84%

Discover Financial Services	66,500	3,842

Containers & Packaging 1.77%

Avery Dennison Corp.	28,900	3,695

Electric: Utilities 7.13%

Edison International	67,200	3,416
Entergy Corp.	34,252	3,375
Evergy, Inc.	54,744	2,782
FirstEnergy Corp.	73,355	2,106
Pinnacle West Capital Corp.	43,120	3,215
Total		14,894

Electrical Equipment 4.42%

Acuity Brands, Inc.	28,835	2,951
Hubbell, Inc.	22,775	3,117
Rockwell Automation, Inc.	14,358	3,168
Total		9,236

Electronic Equipment, Instruments & Components 1.24%

Avnet, Inc.	99,917	2,582

Energy Equipment & Services 0.50%

National Oilwell Varco, Inc.	114,700	1,039

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 9.22%

Alexandria Real Estate Equities, Inc.	22,206	$3,553
Camden Property Trust	36,800	3,275
Duke Realty Corp.	85,401	3,151
Healthcare Trust of America, Inc. Class A	113,540	2,952
Highwoods Properties, Inc.	80,214	2,693
Host Hotels & Resorts, Inc.	126,636	1,366
Weingarten Realty Investors	134,257	2,277
Total		19,267

Food Products 1.41%

General Mills, Inc.	7,971	491
J.M. Smucker Co. (The)	21,337	2,465
Total		2,956

Health Care Equipment & Supplies 2.89%

Alcon, Inc. (Switzerland)*(b)	54,926	3,128
NuVasive, Inc.*	59,912	2,910
Total		6,038

Health Care Providers & Services 2.91%

AmerisourceBergen Corp.	29,403	2,850
Quest Diagnostics, Inc.	28,221	3,231
Total		6,081

Hotels, Restaurants & Leisure 2.42%

Caesars Entertainment, Inc.*	35,528	1,992
Choice Hotels International, Inc.	17,400	1,496
Domino’s Pizza, Inc.	3,678	1,564
Total		5,052

Household Durables 1.53%

Leggett & Platt, Inc.	77,622	3,196

Household Products 1.83%

Reynolds Consumer Products, Inc.	53,100	1,626
Spectrum Brands Holdings, Inc.	38,300	2,189
Total		3,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2020

Investments	Shares		Fair Value (000)
Information Technology Services 1.55%

Euronet Worldwide, Inc.*		35,500	$3,234

Insurance 5.66%

Everest Re Group Ltd.		15,226	3,007
Fidelity National Financial, Inc.		96,767	3,030
Globe Life, Inc.		32,550	2,601
Hartford Financial Services Group, Inc. (The)		86,411	3,185
Total			11,823

Internet & Direct Marketing Retail 1.71%

eBay, Inc.		68,699	3,579

Leisure Products 1.64%

Brunswick Corp.		58,055	3,420

Life Sciences Tools & Services 1.42%

Waters Corp.*		15,200	2,974

Machinery 3.35%

Cummins, Inc.		18,600	3,927
Westinghouse Air Brake Technologies Corp.		49,821	3,083
Total			7,010

Media 3.25%

Fox Corp. Class A		97,900	2,725
Nexstar Media Group, Inc. Class A		17,640	1,586
Omnicom Group, Inc.		50,100	2,480
Total			6,791

Metals & Mining 1.46%

Lundin Mining Corp.(a)	CAD	545,439	3,044

Multi-Utilities 1.66%

CMS Energy Corp.		56,525	3,471

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2020

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels 3.18%

Cabot Oil & Gas Corp.	119,430	$2,073
Marathon Petroleum Corp.	48,494	1,423
ONEOK, Inc.	53,046	1,378
Parsley Energy, Inc. Class A	190,253	1,781
Total		6,655

Road & Rail 1.55%

Landstar System, Inc.	25,800	3,238

Semiconductors & Semiconductor Equipment 3.22%

Teradyne, Inc.	41,683	3,312
Xilinx, Inc.	32,812	3,420
Total		6,732

Software 1.55%

Synopsys, Inc.*	15,089	3,229

Specialty Retail 1.57%

Ross Stores, Inc.	35,211	3,286

Technology Hardware, Storage & Peripherals 0.99%

NetApp, Inc.	47,281	2,073

Textiles, Apparel & Luxury Goods 1.40%

Columbia Sportswear Co.	33,700	2,931
Total Common Stocks (cost $217,522,302)		207,812

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.58%

Repurchase Agreement

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $1,234,600 of U.S.Treasury Note at 0.125% due 5/31/2022; value: $1,234,874; proceeds: $1,210,643 (cost $1,210,643)	$1,211	1,211
Total Investments in Securities 100.04% (cost $218,732,945)		209,023
Liabilities in Excess of Other Assets (0.04)%		(86)
Net Assets 100.00%		$208,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO September 30, 2020

CAD	Canadian dollar.
DKK	Danish Krone.

*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Beverages	$—	$2,614	$—	$2,614
Remaining Industries	205,198	—	—	205,198
Short-Term Investment
Repurchase Agreement	—	1,211	—	1,211
Total	$205,198	$3,825	$—	$209,023

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.76%

ASSET-BACKED SECURITIES 18.52%

Automobiles 6.24%

AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	$41	$40,704
AmeriCredit Automobile Receivables Trust 2017-2 B	2.40%	5/18/2022	13	13,269
AmeriCredit Automobile Receivables Trust 2017-2 C	2.97%	3/20/2023	64	65,057
AmeriCredit Automobile Receivables Trust 2017-3 B	2.24%	6/19/2023	22	21,828
AmeriCredit Automobile Receivables Trust 2017-4 A3	2.04%	7/18/2022	6	5,906
AmeriCredit Automobile Receivables Trust 2017-4 B	2.36%	12/19/2022	42	42,313
AmeriCredit Automobile Receivables Trust 2020-1 B	1.48%	1/21/2025	64	65,139
ARI Fleet Lease Trust 2020-A A2†	1.77%	8/15/2028	100	101,093
Bank of The West Auto Trust 2017-1 A3†	2.11%	1/15/2023	34	34,415
Bank of The West Auto Trust 2017-1 A4†	2.33%	9/15/2023	100	101,862
California Republic Auto Receivables Trust 2018-1 A3	3.14%	8/15/2022	27	26,663
Capital Auto Receivables Asset Trust 2017-1 A4†	2.22%	3/21/2022	9	8,716
Capital Auto Receivables Asset Trust 2018-2 A3†	3.27%	6/20/2023	36	36,043
CarMax Auto Owner Trust 2016-3 A4	1.60%	1/18/2022	5	5,283
CarMax Auto Owner Trust 2016-4 A4	1.60%	6/15/2022	14	14,498
CarMax Auto Owner Trust 2017-3 A4	2.22%	11/15/2022	33	33,454
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	120	120,468
CarMax Auto Owner Trust 2020-2 A3	1.70%	11/15/2024	29	29,698
Carvana Auto Receivables Trust 2019-2A C†	3.00%	6/17/2024	43	44,194
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	10	10,170
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	30	30,497
Chesapeake Funding II LLC 2017-4A A1†	2.12%	11/15/2029	57	57,878
CPS Auto Receivables Trust 2018-B B†	3.23%	7/15/2022	4	3,558
CPS Auto Receivables Trust 2018-B C†	3.58%	3/15/2023	100	100,926
CPS Auto Receivables Trust 2019-A C†	3.89%	12/16/2024	100	102,780
CPS Auto Receivables Trust 2019-C†	2.84%	6/16/2025	100	101,950
CPS Auto Receivables Trust 2019-C D†	3.17%	6/16/2025	200	203,581
CPS Auto Receivables Trust 2019-D B†	2.35%	11/15/2023	100	101,250
CPS Auto Receivables Trust 2019-D C†	2.54%	8/15/2024	100	101,922
CPS Auto Receivables Trust 2020-C B†	1.01%	1/15/2025	260	260,326
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	16	16,038
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	16	15,920
Drive Auto Receivables Trust 2017-2 D	3.49%	9/15/2023	101	102,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Drive Auto Receivables Trust 2017-BA D†	3.72%	10/17/2022	$30	$29,794
Drive Auto Receivables Trust 2018-3 C	3.72%	9/16/2024	54	54,587
Drive Auto Receivables Trust 2018-4 C	3.66%	11/15/2024	71	72,310
Drive Auto Receivables Trust 2018-4 D	4.09%	1/15/2026	34	35,526
Drive Auto Receivables Trust 2018-5 C	3.99%	1/15/2025	84	86,700
Drive Auto Receivables Trust 2019-2 B	3.17%	11/15/2023	39	39,511
Drive Auto Receivables Trust 2019-2 C	3.42%	6/16/2025	76	78,247
Drive Auto Receivables Trust 2019-2 D	3.69%	8/17/2026	44	46,221
Drive Auto Receivables Trust 2019-4 C	2.51%	11/17/2025	107	109,558
Drive Auto Receivables Trust 2019-4 D	2.70%	2/16/2027	82	84,016
Enterprise Fleet Financing LLC 2020-2 A2†	0.61%	7/20/2026	175	175,068	(a)
Exeter Automobile Receivables Trust 2017-3A B†	2.81%	9/15/2022	12	12,488
Exeter Automobile Receivables Trust 2019-4A B†	2.30%	12/15/2023	75	75,979
Fifth Third Auto Trust 2019-1 A2A	2.66%	5/16/2022	40	39,732
Fifth Third Auto Trust 2019-1 A4	2.69%	11/16/2026	50	52,186
First Investors Auto Owner Trust 2018-1A B†	3.51%	5/15/2023	100	100,606
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	8	8,388
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	54	54,167
Flagship Credit Auto Trust 2019-1 A†	3.11%	8/15/2023	36	36,452
Ford Credit Auto Owner Trust 2016-2 A†	2.03%	12/15/2027	300	303,522
Ford Credit Auto Owner Trust 2017-2 A†	2.36%	3/15/2029	100	103,639
Ford Credit Auto Owner Trust 2018-2 A†	3.47%	1/15/2030	200	215,946
Ford Credit Auto Owner Trust 2019-REV1 A†	3.52%	7/15/2030	100	109,430
Ford Credit Auto Owner Trust REV1 2016-1 A†	2.31%	8/15/2027	100	100,720
Foursight Capital Automobile Receivables Trust 2020-1 A3†	2.05%	10/15/2024	100	102,569
GM Financial Automobile Leasing Trust 2020-3 A4	0.51%	10/21/2024	363	363,189
GM Financial Automobile Leasing Trust 2019-2 A2A	2.67%	6/21/2021	8	8,381
GM Financial Automobile Leasing Trust 2019-2 A3	2.67%	3/21/2022	81	81,722
GM Financial Automobile Leasing Trust 2020-2 A3	0.80%	7/20/2023	73	73,627
GM Financial Consumer Automobile Receivables Trust 2019-1 B	3.37%	8/16/2024	26	27,442
Honda Auto Receivables Owner Trust 2020-2 A3	0.82%	7/15/2024	75	75,717
Honda Auto Receivables Owner Trust 2020-3 A3	0.37%	10/18/2024	156	156,090
Hyundai Auto Receivables Trust 2016-B C	2.19%	11/15/2022	72	72,483
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	53	53,418
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	15	14,702
Nissan Auto Lease Trust 2020-B 2020-B A3	0.43%	10/16/2023	178	178,090
Santander Drive Auto Receivables Trust 2017-1 D	3.17%	4/17/2023	11	11,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Santander Drive Auto Receivables Trust 2017-2 D	3.49%	7/17/2023	$83	$84,702
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	6	6,150
Santander Drive Auto Receivables Trust 2018-4 C	3.56%	7/15/2024	54	55,006
Santander Drive Auto Receivables Trust 2018-5 B	3.52%	12/15/2022	8	8,296
Santander Drive Auto Receivables Trust 2018-5 C	3.81%	12/16/2024	78	79,225
Santander Drive Auto Receivables Trust 2019-3 C	2.49%	10/15/2025	121	123,630
Santander Retail Auto Lease Trust 2019-B D†	3.31%	6/20/2024	72	74,115
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%	6/15/2022	26	26,144
TCF Auto Receivables Owner Trust 2016-PT1A A†	1.93%	6/15/2022	2	2,502
Tesla Auto Lease Trust 2020-A A3†	0.68%	12/20/2023	100	100,524
Volkswagen Auto Loan Enhanced Trust 2020-1 A3	0.98%	11/20/2024	141	142,826
Westlake Automobile Receivables Trust 2019-2A A2A†	2.57%	2/15/2023	88	88,597
Westlake Automobile Receivables Trust 2019-2A D†	3.20%	11/15/2024	86	88,717
Westlake Automobile Receivables Trust 2019-3A B†	2.41%	10/15/2024	97	98,663
Westlake Automobile Receivables Trust 2019-3A C†	2.49%	10/15/2024	94	96,109
World Omni Select Auto Trust 2018-1A B†	3.68%	7/15/2023	17	17,318
World Omni Select Auto Trust 2018-1A D†	4.13%	1/15/2025	52	54,084
World Omni Select Auto Trust 2019-A C	2.38%	12/15/2025	15	15,489
World Omni Select Auto Trust 2019-A D	2.59%	12/15/2025	45	45,686
Total				6,471,628

Credit Cards 1.86%

Barclays Dryrock Issuance Trust 2018-1 A	0.482%(1 Mo. LIBOR + .33%) #	7/15/2024	100	100,218
Capital One Multi-Asset Execution Trust 2019-A2	1.72%	8/15/2024	41	42,127
Discover Card Execution Note Trust 2015-A4	2.19%	4/17/2023	100	100,195
First National Master Note Trust 2017-2 A	0.592%(1 Mo. LIBOR + .44%) #	10/16/2023	172	172,000
Golden Credit Card Trust 2018-1A A†	2.62%	1/15/2023	268	269,766
Master Credit Card Trust 2019-1A B†	3.57%	7/21/2022	100	100,177
Master Credit Card Trust II Series 2018-1A A†	0.646%(1 Mo. LIBOR + .49%) #	7/21/2024	100	100,170
Synchrony Credit Card Master Note Trust 2016-2 A	2.21%	5/15/2024	179	181,041
Synchrony Credit Card Master Note Trust 2016-2 B	2.55%	5/15/2024	100	100,585
Synchrony Credit Card Master Note Trust 2017-2 B	2.82%	10/15/2025	100	102,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Credit Cards (continued)

World Financial Network Credit Card Master Trust 2016-A	2.03%	4/15/2025	$134	$135,369
World Financial Network Credit Card Master Trust 2017-C A	2.31%	8/15/2024	56	56,042
World Financial Network Credit Card Master Trust 2018-C A	3.55%	8/15/2025	173	178,243
World Financial Network Credit Card Master Trust 2018-C M	3.95%	8/15/2025	36	36,867
World Financial Network Credit Card Master Trust 2019-A	3.14%	12/15/2025	97	100,248
World Financial Network Credit Card Master Trust 2019-B A	2.49%	4/15/2026	8	8,251
World Financial Network Credit Card Master Trust 2019-C A	2.21%	7/15/2026	140	143,988
Total				1,928,072

Other 10.42%

ACAM Ltd. 2019-FL1 A†	1.552%(1 Mo. LIBOR + 1.40%) #	11/17/2034	168	167,310
Ammc Clo Ltd. 2016-19A BR†	2.075%(3 Mo. LIBOR + 1.80%) #	10/16/2028	250	248,832
Amur Equipment Finance Receivables VI LLC 2018-2A A2†	3.89%	7/20/2022	58	59,211
Amur Equipment Finance Receivables VII LLC 2019-1A A2†	2.63%	6/20/2024	87	89,062
Apidos CLO XXII 2015-22A A1R†	1.332%(3 Mo. LIBOR + 1.06%) #	4/20/2031	250	246,822
Arbor Realty Collateralized Loan Obligation Ltd. 2017-FL3 A†	1.142%(1 Mo. LIBOR + .99%) #	12/15/2027	100	98,701
Arbor Realty Commercial Real Estate Notes Ltd. 2018-FL1 A†	1.302%(1 Mo. LIBOR + 1.15%) #	6/15/2028	100	99,004
Ares XLI Clo Ltd. 2016-41A AR†	1.475%(3 Mo. LIBOR + 1.20%) #	1/15/2029	250	248,361
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%	6/10/2021	3	2,612
Avery Point V CLO Ltd. 2014-5A AR†	1.253%(3 Mo. LIBOR + .98%) #	7/17/2026	93	92,792
BDS Ltd. 2019-FL3 A†	1.551%(1 Mo. LIBOR + 1.40%) #	12/15/2035	100	98,379
Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR†	1.522%(3 Mo. LIBOR + 1.25%) #	1/20/2029	250	248,825
BlueMountain CLO Ltd. 2012-2A AR2†	1.303%(3 Mo. LIBOR + 1.05%) #	11/20/2028	250	249,345
BSPRT Issuer, Ltd. 2019 FL5 A†	1.302%(1 Mo. LIBOR + 1.15%) #	5/15/2029	100	98,029
Conn’s Receivables Funding LLC 2018-A†	3.25%	1/15/2023	2	1,619
Conn’s Receivables Funding LLC 2019-B A†	2.66%	6/17/2024	30	30,130
CoreVest American Finance Ltd. 2018-1 A†	3.804%	6/15/2051	73	77,151
Diamond Resorts Owner Trust 2016-1 A†	3.08%	11/20/2028	14	13,868
Diamond Resorts Owner Trust 2018-1 A†	3.70%	1/21/2031	49	50,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

Diamond Resorts Owner Trust 2018-1 B†	4.19%		1/21/2031		$40	$40,929
DLL LLC 2018-1 A3†	3.10%		4/18/2022		52	52,248
DLL LLC 2018-1 A4†	3.27%		4/17/2026		109	111,823
DLL Securitization Trust 2017-A A3†	2.14%		12/15/2021		14	13,891
DLL Securitization Trust 2017-A A4†	2.43%		11/17/2025		100	101,097
Dryden XXV Senior Loan Fund 2012-25A BRR†	1.625%(3 Mo. LIBOR + 1.35%)	#	10/15/2027		290	284,787
Elm CLO Ltd. 2014-1A BRR†	2.023%(3 Mo. LIBOR + 1.75%)	#	1/17/2029		200	199,551
Elmwood CLO VI Ltd. 2020-3A A†(b)	Zero Coupon	#(c)	10/15/2031		250	250,000
Fairstone Financial Issuance Trust I 2019-1A A†(d)	3.948%		3/21/2033	CAD	150	112,879
Ford Credit Floorplan Master Owner Trust 2019-1 A	2.84%		3/15/2024		$239	247,275
Ford Credit Floorplan Master Owner Trust 2019-2 A	3.06%		4/15/2026		305	330,803
FREED ABS TRUST 2018-2 A†	3.99%		10/20/2025		16	15,721
Grand Avenue CRE 2019-FL1 A†	1.272%(1 Mo. LIBOR + 1.12%)	#	6/15/2037		216	214,655
Grand Avenue CRE 2019-FL1 AS†	1.652%(1 Mo. LIBOR + 1.50%)	#	6/15/2037		100	99,065
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 A†	1.702%(1 Mo. LIBOR + 1.55%)	#	9/15/2028		124	122,323
Greystone Commercial Real Estate Notes Ltd. 2018-HC1 AS†	2.302%(1 Mo. LIBOR + 2.15%)	#	9/15/2028		38	37,270
Halcyon Loan Advisors Funding Ltd. 2015-2A AR†	1.325%(3 Mo. LIBOR + 1.08%)	#	7/25/2027		141	139,986
HPEFS Equipment Trust 2020-1A A2†	1.73%		2/20/2030		100	100,986
HPEFS Equipment Trust 2020-1A B†	1.89%		2/20/2030		100	102,089
HPS Loan Management 10-2016 Ltd. A2R†	2.022%(3 Mo. LIBOR + 1.75%)	#	1/20/2028		250	249,279
Hyundai Floorplan Master Owner Trust 2019-1 A†	2.68%		4/15/2024		180	185,977
JFIN CLO Ltd. 2013-1A A1NR†	1.662%(3 Mo. LIBOR + 1.39%)	#	1/20/2030		129	127,897
KKR CLO Ltd.†	1.39%(3 Mo. LIBOR + 1.14%)	#	3/15/2031		250	247,676
LCM XXIV Ltd. 24A A†	1.582%(3 Mo. LIBOR + 1.31%)	#	3/20/2030		250	248,774
LMREC, Inc. 2019-CRE3 A†	1.551%(1 Mo. LIBOR + 1.40%)	#	12/22/2035		139	136,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

LoanCore Issuer Ltd. 2019-CRE2 A†	1.282%(1 Mo. LIBOR + 1.13%) #	5/15/2036	$101	$99,994
M360 LLC 2019-CRE2 A†	1.552%(1 Mo. LIBOR + 1.40%) #	9/15/2034	155	151,761
Mercedes-Benz Master Owner Trust 2019-BA A†	2.61%	5/15/2024	147	152,339
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.472%(3 Mo. LIBOR + 1.20%) #	4/18/2025	45	44,777
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%) #	10/16/2029	250	249,448
Mountain View CLO XIV Ltd. 2019-1A A1†	1.765%(3 Mo. LIBOR + 1.49%) #	4/15/2029	250	248,870
MVW Owner Trust 2017-1A A†	2.42%	12/20/2034	34	34,224
Navient Private Education Refi Loan Trust 2020-FA A†	1.22%	7/15/2069	90	90,076
NextGear Floorplan Master Owner Trust 2018-2A A2†	3.69%	10/15/2023	374	386,319
NextGear Floorplan Master Owner Trust 2018-2A B†	4.01%	10/15/2023	100	103,170
Northwoods Capital Ltd. 2019-20A A1†	1.565%(3 Mo. LIBOR + 1.32%) #	1/25/2030	250	250,210
Octagon Investment Partners XVII Ltd. 2013-1A A1R2†	1.245%(3 Mo. LIBOR + 1.00%) #	1/25/2031	250	247,579
OneMain Financial Issuance Trust 2018-2A A†	3.57%	3/14/2033	100	106,149
OneMain Financial Issuance Trust 2019-1A A†	3.48%	2/14/2031	151	154,894
OneMain Financial Issuance Trust 2019-1A B†	3.79%	2/14/2031	100	103,977
Orange Lake Timeshare Trust 2019-A†	3.06%	4/9/2038	32	32,843
Orec Ltd. 2018-CRE1 A†	1.332%(1 Mo. LIBOR + 1.18%) #	6/15/2036	136	134,320
OZLM Funding III Ltd. 2013-3A A1RR†	1.438%(3 Mo. LIBOR + 1.18%) #	1/22/2029	248	248,016
OZLM VIII Ltd. 2014-8A A1RR†	1.443%(3 Mo. LIBOR + 1.17%) #	10/17/2029	248	245,355
PFS Financing Corp. 2018-B A†	2.89%	2/15/2023	122	123,108
PFS Financing Corp. 2020-E A†	1.00%	10/15/2025	136	136,748
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%	9/5/2048	98	98,470
Prima Capital CRE Securitization 2015-5A C†	4.50%	12/24/2050	70	69,502
Salem Fields CLO Ltd. 2016-2A A1R†	1.395%(3 Mo. LIBOR + 1.15%) #	10/25/2028	250	249,541
SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	18	18,107
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	41	41,445
SCF Equipment Leasing LLC 2019-1A A1†	3.04%	3/20/2023	18	18,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Other (continued)

SCF Equipment Leasing LLC 2019-1A A2†	3.23%	10/20/2024	$121		$121,545
SCF Equipment Leasing LLC 2019-2A A1†	2.22%	6/20/2024	77		76,987
SCF Equipment Leasing LLC 2019-2A A2†	2.47%	4/20/2026	177		180,566
SLC Student Loan Trust 2008-1 A4A	1.85%(3 Mo. LIBOR + 1.60%) #	12/15/2032	47		47,663
TICP CLO VI Ltd. 2016 6A AR†	1.475%(3 Mo. LIBOR + 1.20%) #	1/15/2029	250		249,441
Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%) #	1/25/2046	74		72,646
Verizon Owner Trust 2020-B 2020-B A	0.47%	2/20/2025	136		136,260
West CLO Ltd. 2014-2A A1AR†	1.141%(3 Mo. LIBOR + .87%) #	1/16/2027	76		75,883
Total					10,795,033
Total Asset-Backed Securities (cost $19,024,959)					19,194,733

			Shares (000)
COMMON STOCK 0.00%

Oil

Templar Energy LLC Class A Units (cost $728)			—	(e)	3

			Principal Amount (000)
CONVERTIBLE BONDS 0.12%

Energy Equipment & Services 0.02%

SunPower Corp.	0.875%	6/1/2021	$16		15,564

Technology 0.10%

Weibo Corp. (China)(f)	1.25%	11/15/2022	110		105,120
Total Convertible Bonds (cost $120,931)					120,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CORPORATE BONDS 56.74%

Aerospace/Defense 1.17%

Boeing Co. (The)	2.30%	8/1/2021	$48	$48,639
Boeing Co. (The)	2.80%	3/1/2023	316	322,222
Boeing Co. (The)	4.508%	5/1/2023	251	264,459
Boeing Co. (The)	4.875%	5/1/2025	438	478,476
Bombardier, Inc. (Canada)†(f)	8.75%	12/1/2021	36	36,525
Howmet Aerospace, Inc.	5.125%	10/1/2024	58	61,190
Total				1,211,511

Air Transportation 0.14%

Air Canada 2015-1 Class B Pass-Through Trust (Canada)†(f)	3.875%	9/15/2024	12	10,754
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(f)	5.00%	6/15/2025	7	5,740
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	4/1/2024	50	35,979
American Airlines Group, Inc.†	3.75%	3/1/2025	92	46,805
United Airlines 2014-1 Class B Pass-Through Trust	4.75%	10/11/2023	8	7,524
US Airways 2012-2 Class B Pass-Through Trust	6.75%	12/3/2022	9	8,368
US Airways 2013-1 Class B Pass-Through Trust	5.375%	5/15/2023	31	25,896
Total				141,066

Apparel 0.07%

William Carter Co. (The)†	5.50%	5/15/2025	68	71,358

Auto Parts: Original Equipment 0.64%

Nexteer Automotive Group Ltd.†	5.875%	11/15/2021	200	200,370
ZF North America Capital, Inc.†	4.75%	4/29/2025	450	461,223
Total				661,593

Automotive 4.20%

Allison Transmission, Inc.†	5.00%	10/1/2024	8	8,095
Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%	4/15/2022	200	180,100
BMW US Capital LLC†	3.80%	4/6/2023	113	121,646

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

BMW US Capital LLC†	3.90%	4/9/2025	$193	$215,997
Daimler Finance North America LLC†	0.919%(3 Mo. LIBOR + .67%) #	11/5/2021	150	150,139
Daimler Finance North America LLC†	1.18%(3 Mo. LIBOR + .90%) #	2/15/2022	150	150,568
Daimler Finance North America LLC†	1.75%	3/10/2023	150	153,018
Daimler Finance North America LLC†	3.70%	5/4/2023	150	161,007
Ford Motor Co.	8.50%	4/21/2023	300	327,478
Ford Motor Credit Co. LLC	2.979%	8/3/2022	300	296,772
Ford Motor Credit Co. LLC	3.087%	1/9/2023	200	196,396
Ford Motor Credit Co. LLC	3.81%	1/9/2024	200	198,375
Ford Motor Credit Co. LLC	4.25%	9/20/2022	306	309,152
General Motors Co.	5.40%	10/2/2023	25	27,585
General Motors Co.	6.125%	10/1/2025	24	27,916
General Motors Financial Co., Inc.	1.294%(3 Mo. LIBOR + .99%) #	1/5/2023	64	63,331
General Motors Financial Co., Inc.	2.75%	6/20/2025	134	137,408
General Motors Financial Co., Inc.	2.90%	2/26/2025	54	55,690
General Motors Financial Co., Inc.	3.15%	6/30/2022	79	81,187
General Motors Financial Co., Inc.	3.70%	5/9/2023	139	145,347
General Motors Financial Co., Inc.	3.95%	4/13/2024	47	49,760
General Motors Financial Co., Inc.	4.25%	5/15/2023	23	24,472
General Motors Financial Co., Inc.	5.10%	1/17/2024	132	144,442
General Motors Financial Co., Inc.	5.20%	3/20/2023	50	54,283
Hyundai Capital America†	1.25%	9/18/2023	70	69,889
Hyundai Capital America†	3.25%	9/20/2022	31	32,267
Tesla, Inc.†	5.30%	8/15/2025	121	125,386
Toyota Motor Credit Corp.	1.35%	8/25/2023	136	139,646
Volkswagen Group of America Finance LLC†	1.197%(3 Mo. LIBOR + .94%) #	11/12/2021	700	703,557
Total				4,350,909

Banks: Regional 10.15%

ABN AMRO Bank NV (Netherlands)(f)	6.25%	4/27/2022	400	431,101
AIB Group plc (Ireland)†(f)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025	200	215,276
Associated Bank NA	3.50%	8/13/2021	47	48,084
Banco de Credito del Peru (Peru)†(f)	2.70%	1/11/2025	31	32,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Bank of America Corp.	0.981%(SOFR + .91%) #	9/25/2025	$115	$115,062
Bank of America Corp.	1.319%(SOFR + 1.15%) #	6/19/2026	89	89,679
Bank of America Corp.	2.015%(3 Mo. LIBOR + .64%) #	2/13/2026	57	59,214
Bank of America Corp.	2.456%(3 Mo. LIBOR + .87%) #	10/22/2025	157	165,719
Bank of America Corp.	3.366%(3 Mo. LIBOR + .81%) #	1/23/2026	152	165,783
Bank of America Corp.	3.95%	4/21/2025	136	151,179
Bank of America Corp.	4.00%	1/22/2025	248	276,370
Bank of America Corp.	4.20%	8/26/2024	175	195,032
BankUnited, Inc.	4.875%	11/17/2025	211	239,742
Barclays Bank plc (United Kingdom)†(f)	10.179%	6/12/2021	160	168,352
BBVA Bancomer SA†	6.75%	9/30/2022	150	161,887
Canadian Imperial Bank of Commerce (Canada)(f)	0.95%	6/23/2023	122	123,167
CIT Group, Inc.	3.929%(SOFR + 3.83%) #	6/19/2024	41	41,359
CIT Group, Inc.	4.125%	3/9/2021	30	30,068
CIT Group, Inc.	4.75%	2/16/2024	49	50,516
CIT Group, Inc.	5.00%	8/15/2022	18	18,588
CIT Group, Inc.	5.00%	8/1/2023	489	508,254
Citigroup, Inc.	1.678%(SOFR + 1.67%) #	5/15/2024	95	97,401
Citigroup, Inc.	3.106%(SOFR + 2.75%) #	4/8/2026	376	405,119
Citigroup, Inc.	3.142%(3 Mo. LIBOR + .72%) #	1/24/2023	98	101,126
Citigroup, Inc.	3.352%(3 Mo. LIBOR + .90%) #	4/24/2025	121	131,002
Citigroup, Inc.	4.05%	7/30/2022	55	58,419
Citigroup, Inc.	4.40%	6/10/2025	194	218,400
Citigroup, Inc.	5.50%	9/13/2025	34	40,254
Credit Suisse Group AG (Switzerland)†(f)	2.193%(SOFR + 2.04%) #	6/5/2026	250	258,540
Danske Bank A/S (Denmark)†(f)	1.171%(1 Yr Treasury CMT + 1.03%) #	12/8/2023	200	200,122

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Danske Bank A/S (Denmark)†(f)	3.001%(3 Mo. LIBOR + 1.25%)#	9/20/2022	$200	$203,962
Danske Bank A/S (Denmark)†(f)	3.244%(3 Mo. LIBOR + 1.59%) #	12/20/2025	200	213,156
Danske Bank A/S (Denmark)†(f)	5.00%	1/12/2022	200	210,178
Danske Bank A/S (Denmark)†(f)	5.375%	1/12/2024	200	225,237
FNB Corp.	2.20%	2/24/2023	53	53,530
Goldman Sachs Group, Inc. (The)	1.006%(3 Mo. LIBOR + .75%) #	2/23/2023	240	240,920
Goldman Sachs Group, Inc. (The)	1.264%(3 Mo. LIBOR + 1.00%) #	7/24/2023	109	109,636
Goldman Sachs Group, Inc. (The)	1.355%(3 Mo. LIBOR + 1.11%) #	4/26/2022	102	102,433
Goldman Sachs Group, Inc. (The)	3.50%	4/1/2025	176	194,470
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025	109	123,976
Lloyds Banking Group plc (United Kingdom)(f)	1.326%(1 Yr Treasury CMT + 1.10%) #	6/15/2023	200	201,517
Macquarie Bank Ltd. (Australia)†(f)	6.625%	4/7/2021	95	97,904
Macquarie Group Ltd. (Australia)†(f)	3.189%(3 Mo. LIBOR + 1.02%) #	11/28/2023	12	12,557
Macquarie Group Ltd. (Australia)†(f)	4.15%(3 Mo. LIBOR + 1.33%) #	3/27/2024	75	80,459
Morgan Stanley	1.452%(3 Mo. LIBOR + 1.18%) #	1/20/2022	59	59,174
Morgan Stanley	2.72%(SOFR + 1.15%) #	7/22/2025	48	51,035
Morgan Stanley	5.00%	11/24/2025	106	124,478
National Securities Clearing Corp.†	1.20%	4/23/2023	250	254,558
National Securities Clearing Corp.†	1.50%	4/23/2025	250	257,882
Natwest Group plc (United Kingdom)(f)	6.125%	12/15/2022	91	99,570
Nordea Bank Abp (Finland)†(f)	4.875%	5/13/2021	200	205,200
Popular, Inc.	6.125%	9/14/2023	23	24,349
Swedbank AB (Sweden)†(f)	1.30%	6/2/2023	200	203,972
Synovus Financial Corp.	3.125%	11/1/2022	44	45,258
UBS AG	7.625%	8/17/2022	250	278,486
UBS AG (Switzerland)(f)	5.125%	5/15/2024	200	220,750
UBS AG (United Kingdom)†(f)	1.75%	4/21/2022	200	203,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

UBS Group AG (Switzerland)†(f)	1.008%(1 Yr Treasury CMT + .83%) #	7/30/2024	$200	$200,577
Wells Fargo & Co.	2.164%(3 Mo. LIBOR + .75%) #	2/11/2026	684	710,458
Wells Fargo & Co.	2.188%(SOFR + 2.00%) #	4/30/2026	396	411,899
Wells Fargo & Co.	2.406%(3 Mo. LIBOR + .83%) #	10/30/2025	174	182,405
Wells Fargo & Co.	2.625%	7/22/2022	65	67,464
Wells Fargo & Co.	3.75%	1/24/2024	49	53,281
Total				10,521,549

Beverages 0.41%

Constellation Brands, Inc.	0.98%(3 Mo. LIBOR + .70%) #	11/15/2021	425	425,031

Biotechnology Research & Production 0.33%

Gilead Sciences, Inc.	0.75%	9/29/2023	81	81,177
Royalty Pharma plc†	0.75%	9/2/2023	48	47,903
Royalty Pharma plc†	1.20%	9/2/2025	209	208,587
Total				337,667

Building Materials 0.84%

Boral Finance Pty Ltd. (Australia)†(f)	3.00%	11/1/2022	22	22,485
Carrier Global Corp.†	2.242%	2/15/2025	190	198,248
Norbord, Inc. (Canada)†(f)	6.25%	4/15/2023	92	98,776
Owens Corning	4.20%	12/1/2024	105	115,835
Summit Materials LLC/Summit Materials Finance Corp.†	5.125%	6/1/2025	31	31,539
Vulcan Materials Co.	0.896%(3 Mo. LIBOR + .65%) #	3/1/2021	400	400,171
Total				867,054

Business Services 1.09%

Capitol Investment Merger Sub 2 LLC†	10.00%	8/1/2024	50	52,526
Equifax, Inc.	1.15%(3 Mo. LIBOR + .87%) #	8/15/2021	450	451,849
IHS Markit Ltd. (United Kingdom)(f)	4.125%	8/1/2023	90	98,016
Laureate Education, Inc.†	8.25%	5/1/2025	15	15,947

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services (continued)

MPH Acquisition Holdings LLC†	7.125%	6/1/2024	$152	$156,370
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(f)	5.00%	2/1/2025	300	305,438
PayPal Holdings, Inc.	2.40%	10/1/2024	50	53,047
Total				1,133,193

Chemicals 1.19%

Albemarle Corp.	1.33%(3 Mo. LIBOR + 1.05%) #	11/15/2022	200	199,353
Blue Cube Spinco LLC	9.75%	10/15/2023	5	5,169
Blue Cube Spinco LLC	10.00%	10/15/2025	18	19,069
Celanese US Holdings LLC	4.625%	11/15/2022	160	172,184
Celanese US Holdings LLC	5.875%	6/15/2021	86	89,048
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	4.125%	3/14/2021	200	202,416
DuPont de Nemours, Inc.	4.205%	11/15/2023	93	102,315
Nutrition & Biosciences, Inc.†	1.23%	10/1/2025	240	239,950
Syngenta Finance NV (Netherlands)†(f)	3.933%	4/23/2021	200	202,601
Total				1,232,105

Communications & Media 0.20%

Altice France SA (France)†(f)	7.375%	5/1/2026	200	209,790

Computer Hardware 1.16%
Dell International LLC/EMC Corp.†	5.45%	6/15/2023	507	556,177
Dell International LLC/EMC Corp.†	5.85%	7/15/2025	23	26,882
Dell International LLC/EMC Corp.†	5.875%	6/15/2021	23	23,073
Hewlett Packard Enterprise Co.	0.929%(3 Mo. LIBOR + .68%) #	3/12/2021	106	106,221
Hewlett Packard Enterprise Co.	1.024%(3 Mo. LIBOR + .72%) #	10/5/2021	350	350,051
Leidos, Inc.†	2.95%	5/15/2023	98	103,334
Leidos, Inc.†	3.625%	5/15/2025	30	33,368
Total				1,199,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.53%

BY Crown Parent LLC†	7.375%	10/15/2024	$29	$29,541
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho†	10.00%	11/30/2024	125	132,031
Intuit, Inc.	0.95%	7/15/2025	16	16,176
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	170	177,862
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	194	194,723
Total				550,333

Construction/Homebuilding 0.72%

Century Communities, Inc.	5.875%	7/15/2025	100	104,315
D.R. Horton, Inc.	2.60%	10/15/2025	478	513,344
D.R. Horton, Inc.	4.75%	2/15/2023	7	7,583
D.R. Horton, Inc.	5.75%	8/15/2023	35	39,537
Forestar Group, Inc.†	8.00%	4/15/2024	21	22,179
M/I Homes, Inc.	5.625%	8/1/2025	20	20,773
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	36	37,283
Total				745,014

Containers 0.12%

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	5.125%	7/15/2023	33	33,429
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer†	7.00%	7/15/2024	86	87,548
Total				120,977

Drugs 2.14%

AbbVie, Inc.†	2.60%	11/21/2024	176	186,826
Bausch Health Cos., Inc.†	5.50%	11/1/2025	36	36,891
Bausch Health Cos., Inc.†	5.50%	3/1/2023	43	42,973
Bausch Health Cos., Inc.†	6.125%	4/15/2025	70	71,733
Bausch Health Cos., Inc.†	7.00%	3/15/2024	211	218,596
Bayer US Finance II LLC†	1.26%(3 Mo. LIBOR + 1.01%) #	12/15/2023	425	429,148
Bayer US Finance II LLC†	3.875%	12/15/2023	200	218,775
Becton Dickinson & Co.	1.28%(3 Mo. LIBOR + 1.03%) #	6/6/2022	291	293,077
Cardinal Health, Inc.	1.02%(3 Mo. LIBOR + .77%) #	6/15/2022	97	97,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Drugs (continued)

Cardinal Health, Inc.	3.079%	6/15/2024	$145	$156,068
Cardinal Health, Inc.	3.50%	11/15/2024	129	141,177
Cigna Corp.	0.896%(3 Mo. LIBOR + .65%) #	9/17/2021	175	175,036
Cigna Corp.	4.125%	11/15/2025	23	26,396
CVS Health Corp.	3.875%	7/20/2025	113	127,532
Total				2,221,836

Electric: Power 3.09%

Ausgrid Finance Pty Ltd. (Australia)†(f)	3.85%	5/1/2023	225	238,380
Calpine Corp.†	5.25%	6/1/2026	150	156,292
CenterPoint Energy, Inc.	2.50%	9/1/2024	77	81,954
Comision Federal de Electricidad (Mexico)†(f)	4.875%	1/15/2024	200	215,731
Dominion Energy, Inc.†	0.646%(3 Mo. LIBOR + .40%) #	12/1/2020	83	83,039
Dominion Energy, Inc.	3.071%	8/15/2024	195	209,766
Dominion Energy, Inc.	4.104%	4/1/2021	78	79,362
DTE Energy Co.	1.05%	6/1/2025	20	20,060
DTE Energy Co.	2.529%	10/1/2024	143	152,164
Duquesne Light Holdings, Inc.†	5.90%	12/1/2021	119	125,056
Enel Finance International NV (Netherlands)†(f)	2.875%	5/25/2022	200	206,444
Enel Finance International NV (Netherlands)†(f)	4.25%	9/14/2023	200	219,122
Evergy, Inc.	2.45%	9/15/2024	31	32,860
Exelon Generation Co. LLC	3.25%	6/1/2025	95	103,993
Jersey Central Power & Light Co.†	4.70%	4/1/2024	68	75,527
NextEra Energy Capital Holdings, Inc.	0.97%(3 Mo. LIBOR + .72%) #	2/25/2022	200	201,548
NRG Energy, Inc.†	3.75%	6/15/2024	235	251,177
Origin Energy Finance Ltd. (Australia)†(f)	5.45%	10/14/2021	110	114,853
PPL Capital Funding, Inc.	3.95%	3/15/2024	15	16,486
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(f)	5.375%	5/1/2021	96	97,393
San Diego Gas & Electric Co.	1.914%	2/1/2022	6	6,477
Southern Power Co.†	0.777%(3 Mo. LIBOR + .55%) #	12/20/2020	210	210,028
TransAlta Corp. (Canada)(f)	4.50%	11/15/2022	32	32,944
Vistra Operations Co. LLC†	3.55%	7/15/2024	261	278,166
Total				3,208,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Electrical Equipment 1.37%

Broadcom, Inc.	3.15%	11/15/2025		$250	$269,958
Broadcom, Inc.	3.625%	10/15/2024		300	327,614
Microchip Technology, Inc.†	2.67%	9/1/2023		229	237,224
Microchip Technology, Inc.	3.922%	6/1/2021		62	63,363
Micron Technology, Inc.	2.497%	4/24/2023		192	199,538
NXP BV/NXP Funding LLC (Netherlands)†(f)	2.70%	5/1/2025		85	90,084
NXP BV/NXP Funding LLC (Netherlands)†(f)	3.875%	9/1/2022		225	237,875
Total					1,425,656

Electronics 0.17%

Flex Ltd.	3.75%	2/1/2026		92	100,606
Trimble, Inc.	4.15%	6/15/2023		53	57,156
Trimble, Inc.	4.75%	12/1/2024		16	17,740
Total					175,502

Entertainment 0.20%

Caesars Entertainment, Inc.†	6.25%	7/1/2025		75	78,282
Caesars Resort Collection LLC/CRC Finco, Inc.†	5.75%	7/1/2025		21	21,682
CPUK Finance Ltd.(d)	4.25%	2/28/2047	GBP	52	66,610
Enterprise Development Authority (The)†	12.00%	7/15/2024		$38	42,508
Total					209,082

Environmental Services 0.10%

Covanta Holding Corp.	5.875%	7/1/2025		100	103,739

Financial Services 3.23%

Air Lease Corp.	4.25%	2/1/2024		33	34,275
Aircastle Ltd.	4.40%	9/25/2023		184	182,714
Aircastle Ltd.	5.00%	4/1/2023		107	107,309
Aircastle Ltd.	5.50%	2/15/2022		133	136,040
Ally Financial, Inc.	1.45%	10/2/2023		24	23,958
Ally Financial, Inc.	3.875%	5/21/2024		266	283,760
Ally Financial, Inc.	4.25%	4/15/2021		20	20,343
Ally Financial, Inc.	5.125%	9/30/2024		295	329,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services (continued)

Ally Financial, Inc.	5.75%	11/20/2025	$16	$17,989
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.125%	10/1/2023	68	68,261
Avolon Holdings Funding Ltd. (Ireland)†(f)	5.25%	5/15/2024	152	152,796
Capital One Financial Corp.	2.60%	5/11/2023	101	105,757
Discover Financial Services	5.20%	4/27/2022	144	153,770
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	69	38,966
Intercontinental Exchange, Inc.	0.70%	6/15/2023	48	48,147
Jefferies Financial Group, Inc.	5.50%	10/18/2023	195	215,242
Jefferies Group LLC	5.125%	1/20/2023	58	63,184
Jefferies Group LLC	6.875%	4/15/2021	32	33,041
Muthoot Finance Ltd. (India)†(f)	4.40%	9/2/2023	200	194,874
Muthoot Finance Ltd. (India)†(f)	6.125%	10/31/2022	200	204,008
Navient Corp.	5.00%	10/26/2020	152	152,219
Navient Corp.	5.50%	1/25/2023	37	37,455
Navient Corp.	5.875%	10/25/2024	104	103,675
Navient Corp.	6.125%	3/25/2024	53	53,695
OneMain Finance Corp.	7.75%	10/1/2021	118	123,688
Park Aerospace Holdings Ltd. (Ireland)†(f)	3.625%	3/15/2021	22	21,910
Park Aerospace Holdings Ltd. (Ireland)†(f)	4.50%	3/15/2023	145	143,928
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.25%	8/15/2022	16	16,071
Park Aerospace Holdings Ltd. (Ireland)†(f)	5.50%	2/15/2024	228	229,596
Quicken Loans LLC†	5.75%	5/1/2025	49	50,470
Total				3,346,390

Food 0.74%

Albertsons Cos., Inc./Safeway, Inc./Albertsons LP/Albertsons LLC	5.75%	3/15/2025	44	45,549
Ingles Markets, Inc.	5.75%	6/15/2023	19	19,329
JBS USA LUX SA/JBS USA Finance, Inc.†	5.75%	6/15/2025	25	25,833
JBS USA LUX SA/JBS USA Finance, Inc.†	5.875%	7/15/2024	17	17,352
MARB BondCo plc (United Kingdom)†(f)	6.875%	1/19/2025	200	207,302
MARB BondCo plc (United Kingdom)†(f)	7.00%	3/15/2024	200	207,050
Simmons Foods, Inc.†	7.75%	1/15/2024	44	46,250
Sysco Corp.	5.65%	4/1/2025	167	197,654
Total				766,319

Health Care Products 0.17%

Zimmer Biomet Holdings, Inc.	0.977%(3 Mo. LIBOR + .75%) #	3/19/2021	155	155,027
Zimmer Biomet Holdings, Inc.	3.55%	4/1/2025	24	26,553
Total				181,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 1.14%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	$50	$50,443
Acadia Healthcare Co., Inc.	6.50%	3/1/2024	71	73,123
Air Medical Group Holdings, Inc.†	6.375%	5/15/2023	65	65,237
Centene Corp.†	5.375%	6/1/2026	23	24,305
CommonSpirit Health	2.76%	10/1/2024	51	53,542
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	24	26,922
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	194	206,433
Fresenius Medical Care US Finance, Inc.†	5.75%	2/15/2021	66	67,202
HCA, Inc.	5.00%	3/15/2024	116	130,094
HCA, Inc.	5.25%	6/15/2026	81	94,634
HCA, Inc.	5.25%	4/15/2025	237	273,698
Health Care Service Corp. A Mutual Legal Reserve Co.†	1.50%	6/1/2025	50	51,316
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022	32	33,070
Select Medical Corp.†	6.25%	8/15/2026	36	37,495
Total				1,187,514

Household Equipment/Products 0.70%

Central Garden & Pet Co.	6.125%	11/15/2023	100	102,239
Newell Brands, Inc.	4.35%	4/1/2023	333	347,569
Newell Brands, Inc.	4.875%	6/1/2025	20	21,600
Reckitt Benckiser Treasury Services plc (United Kingdom)†(f)	0.783%(3 Mo. LIBOR + .56%) #	6/24/2022	250	250,985
Total				722,393

Insurance 0.96%

Assurant, Inc.	4.20%	9/27/2023	45	48,218
CNO Financial Group, Inc.	5.25%	5/30/2025	205	235,553
Equitable Financial Life Global Funding†	1.40%	7/7/2025	56	57,225
Equitable Holdings, Inc.	3.90%	4/20/2023	23	24,722
Jackson National Life Global Funding†	0.547%(3 Mo. LIBOR + .31%) #	3/16/2021	247	247,295
Kemper Corp.	4.35%	2/15/2025	44	48,327
Metropolitan Life Global Funding I†	0.90%	6/8/2023	150	151,705
Pacific Life Global Funding II†	1.20%	6/24/2025	32	32,392
Protective Life Global Funding†	1.082%	6/9/2023	150	152,172
Total				997,609

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Leasing 0.31%

Aviation Capital Group LLC†	2.875%	1/20/2022	$16	$15,881
Aviation Capital Group LLC†	3.875%	5/1/2023	92	91,106
GATX Corp.	4.35%	2/15/2024	36	39,373
Penske Truck Leasing Co., LP/PTL Finance Corp.†	2.70%	11/1/2024	57	60,529
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.45%	7/1/2024	93	100,758
Penske Truck Leasing Co., LP/PTL Finance Corp.†	3.90%	2/1/2024	9	9,808
Total				317,455

Leisure 0.52%

Carnival Corp.	3.95%	10/15/2020	122	122,000
Carnival Corp.†	11.50%	4/1/2023	227	254,793
LTF Merger Sub, Inc.†	8.50%	6/15/2023	164	158,038
Total				534,831

Lodging 0.46%

Las Vegas Sands Corp.	2.90%	6/25/2025	262	261,394
Las Vegas Sands Corp.	3.20%	8/8/2024	191	193,643
Wyndham Destinations, Inc.	5.625%	3/1/2021	20	20,122
Total				475,159

Machinery: Agricultural 0.89%

BAT Capital Corp.	2.789%	9/6/2024	54	57,078
BAT Capital Corp.	3.222%	8/15/2024	491	525,851
BAT International Finance plc (United Kingdom)(f)	1.668%	3/25/2026	82	82,364
Imperial Brands Finance plc (United Kingdom)†(f)	3.125%	7/26/2024	200	211,721
Reynolds American, Inc.	4.85%	9/15/2023	46	51,349
Total				928,363

Machinery: Industrial/Specialty 0.96%

CNH Industrial Capital LLC	4.20%	1/15/2024	83	89,233
CNH Industrial Capital LLC	4.375%	4/5/2022	79	82,861
CNH Industrial Capital LLC	4.375%	11/6/2020	57	57,187
CNH Industrial Capital LLC	4.875%	4/1/2021	78	79,515
CNH Industrial NV (United Kingdom)(f)	4.50%	8/15/2023	150	163,141
Flowserve Corp.	4.00%	11/15/2023	191	200,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Machinery: Industrial/Specialty (continued)

Nvent Finance Sarl (Luxembourg)(f)	3.95%	4/15/2023		$169	$176,322
Welbilt, Inc.	9.50%	2/15/2024		29	29,779
Westinghouse Air Brake Technologies Corp.	3.20%	6/15/2025		17	17,938
Westinghouse Air Brake Technologies Corp.	4.40%	3/15/2024		92	100,009
Total					996,677

Manufacturing 0.14%

Pentair Finance Sarl (Luxembourg)(f)	3.15%	9/15/2022		137	141,016

Media 0.68%

Cox Communications, Inc.†	2.95%	6/30/2023		69	72,661
Cox Communications, Inc.†	3.15%	8/15/2024		15	16,160
GCI LLC	6.875%	4/15/2025		85	87,839
iHeartCommunications, Inc.	6.375%	5/1/2026		115	120,531
NBCUniversal Enterprise, Inc.†	5.25%	—	(g)	400	404,500
Total					701,691

Metals & Minerals: Miscellaneous 1.87%

Alcoa Nederland Holding BV (Netherlands)†(f)	6.75%	9/30/2024		200	206,625
Anglo American Capital plc (United Kingdom)†(f)	3.625%	9/11/2024		200	215,250
Barminco Finance Pty Ltd. (Australia)†(f)	6.625%	5/15/2022		18	18,308
Freeport-McMoRan, Inc.	3.875%	3/15/2023		17	17,548
Freeport-McMoRan, Inc.	4.55%	11/14/2024		234	250,451
Glencore Finance Canada Ltd. (Canada)†(f)	4.25%	10/25/2022		142	150,827
Glencore Funding LLC†	3.00%	10/27/2022		11	11,394
Glencore Funding LLC†	4.125%	5/30/2023		211	226,441
Glencore Funding LLC†	4.125%	3/12/2024		102	110,632
Glencore Funding LLC†	4.625%	4/29/2024		28	30,877
Gold Fields Orogen Holding BVI Ltd. (Isle of Man)†(f)	4.875%	10/7/2020		200	199,832
Hudbay Minerals, Inc. (Canada)†(f)	7.25%	1/15/2023		62	63,197
Kinross Gold Corp. (Canada)(f)	5.125%	9/1/2021		116	119,398
Kinross Gold Corp. (Canada)(f)	5.95%	3/15/2024		92	104,988
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(f)	4.10%	4/11/2023		200	208,852
Total					1,934,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Natural Gas 0.46%

National Fuel Gas Co.	3.75%	3/1/2023	$25	$25,958
National Fuel Gas Co.	4.90%	12/1/2021	90	93,187
National Fuel Gas Co.	5.50%	1/15/2026	176	192,305
National Fuel Gas Co.	7.395%	3/30/2023	25	27,261
NiSource, Inc.	0.95%	8/15/2025	81	81,033
Southern Star Central Corp.†	5.125%	7/15/2022	53	53,134
Total				472,878

Oil 5.36%

American Energy- Permian Basin LLC†(h)	12.00%	10/1/2024	11	220
BP Capital Markets America, Inc.	0.877%(3 Mo. LIBOR + .65%) #	9/19/2022	225	225,387
BP Capital Markets America, Inc.	3.194%	4/6/2025	62	68,279
Callon Petroleum Co.	6.125%	10/1/2024	100	28,813
Callon Petroleum Co.	6.25%	4/15/2023	146	47,175
Cenovus Energy, Inc. (Canada)(f)	5.375%	7/15/2025	27	26,018
Cimarex Energy Co.	4.375%	6/1/2024	112	120,328
Continental Resources, Inc.	3.80%	6/1/2024	75	69,721
Continental Resources, Inc.	4.50%	4/15/2023	128	122,271
Continental Resources, Inc.	5.00%	9/15/2022	505	502,036
Diamondback Energy, Inc.	2.875%	12/1/2024	133	134,820
Diamondback Energy, Inc.	4.75%	5/31/2025	47	50,743
Diamondback Energy, Inc.	5.375%	5/31/2025	440	456,961
Eni SpA (Italy)†(f)	4.15%	10/1/2020	100	100,000
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(f)	6.51%	3/7/2022	100	106,472
Helmerich & Payne, Inc.	4.65%	3/15/2025	101	111,299
Hess Corp.	3.50%	7/15/2024	93	95,219
HighPoint Operating Corp.	7.00%	10/15/2022	43	10,901
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	110	100,226
Husky Energy, Inc. (Canada)(f)	4.00%	4/15/2024	60	63,735
Laredo Petroleum, Inc.	9.50%	1/15/2025	69	41,183
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.†	6.00%	8/1/2026	103	101,970
Matador Resources Co.	5.875%	9/15/2026	196	164,214
MEG Energy Corp. (Canada)†(f)	6.50%	1/15/2025	161	158,054
Montage Resources Corp.	8.875%	7/15/2023	170	173,187
Murphy Oil Corp.	6.875%	8/15/2024	53	49,124

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Occidental Petroleum Corp.	1.73%(3 Mo. LIBOR + 1.45%) #	8/15/2022	$236	$215,449
Occidental Petroleum Corp.	2.60%	4/15/2022	52	49,270
Occidental Petroleum Corp.	2.70%	8/15/2022	46	43,065
Occidental Petroleum Corp.	2.90%	8/15/2024	85	72,276
Occidental Petroleum Corp.	3.125%	2/15/2022	150	142,329
Occidental Petroleum Corp.	6.95%	7/1/2024	149	144,770
Parsley Energy LLC/Parsley Finance Corp.†	5.25%	8/15/2025	51	50,618
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	146	146,000
Petrobras Global Finance BV (Netherlands)(f)	8.375%	5/23/2021	90	93,712
Petroleos Mexicanos (Mexico)(f)	4.25%	1/15/2025	76	70,794
Petroleos Mexicanos (Mexico)(f)	5.375%	3/13/2022	51	51,881
Petroleos Mexicanos (Mexico)(f)	5.50%	1/21/2021	39	39,439
Phillips 66	0.834%(3 Mo. LIBOR + .60%) #	2/26/2021	97	97,011
Reliance Industries Ltd. (India)†(f)	5.40%	2/14/2022	350	368,987
Seven Generations Energy Ltd. (Canada)†(f)	6.75%	5/1/2023	106	103,846
Seven Generations Energy Ltd. (Canada)†(f)	6.875%	6/30/2023	108	105,925
SM Energy Co.	6.125%	11/15/2022	60	46,889
Suncor Energy Ventures Corp. (Canada)†(f)	4.50%	4/1/2022	35	35,988
Suncor Energy Ventures Corp. (Canada)†(f)	9.40%	9/1/2021	63	66,615
Suncor Energy, Inc. (Canada)(f)	9.25%	10/15/2021	72	77,963
Valero Energy Corp.	1.20%	3/15/2024	74	73,748
Valero Energy Corp.	2.70%	4/15/2023	58	60,214
Valero Energy Corp.	2.85%	4/15/2025	52	54,549
Valero Energy Corp.	3.65%	3/15/2025	27	29,234
Viper Energy Partners LP†	5.375%	11/1/2027	109	107,549
WPX Energy, Inc.	5.25%	9/15/2024	19	19,903
WPX Energy, Inc.	5.25%	10/15/2027	15	15,250
WPX Energy, Inc.	5.75%	6/1/2026	47	48,733
Total				5,560,363

Oil: Crude Producers 3.28%

Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	152	173,384
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	440	507,168
Energy Transfer Operating LP	4.25%	3/15/2023	99	103,059
Energy Transfer Operating LP	5.875%	1/15/2024	424	466,654
Energy Transfer Partners LP/Regency Energy Finance Corp.	4.50%	11/1/2023	14	14,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Kinder Morgan Inc	1.555%(3 Mo. LIBOR + 1.28%) #	1/15/2023	$110	$110,626
Midwest Connector Capital Co. LLC†	3.625%	4/1/2022	77	77,602
Midwest Connector Capital Co. LLC†	3.90%	4/1/2024	92	92,904
MPLX LP	1.342%(3 Mo. LIBOR + 1.10%) #	9/9/2022	320	320,018
MPLX LP	5.25%	1/15/2025	171	177,291
MPLX LP	6.25%	10/15/2022	28	28,031
NGPL PipeCo LLC†	4.375%	8/15/2022	156	162,026
NOVA Gas Transmission Ltd. (Canada)(f)	7.875%	4/1/2023	75	86,540
ONEOK, Inc.	7.50%	9/1/2023	116	133,069
Sabine Pass Liquefaction LLC	5.625%	4/15/2023	500	548,010
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	250	283,228
Sunoco Logistics Partners Operations LP	4.25%	4/1/2024	14	14,695
Texas Eastern Transmission LP†	2.80%	10/15/2022	14	14,413
Texas Gas Transmission LLC†	4.50%	2/1/2021	25	25,072
Western Midstream Operating LP	2.116%(3 Mo. LIBOR + 1.85%) #	1/13/2023	51	47,446
Williams Cos, Inc. (The)	7.875%	9/1/2021	9	9,596
Total				3,395,726

Oil: Integrated Domestic 0.22%

Oceaneering International, Inc.	4.65%	11/15/2024	38	27,881
Schlumberger Holdings Corp.†	3.75%	5/1/2024	161	174,920
TechnipFMC plc (United Kingdom)(f)	3.45%	10/1/2022	26	26,917
Total				229,718

Paper & Forest Products 0.03%

Georgia-Pacific LLC†	1.75%	9/30/2025	33	34,422

Real Estate Investment Trusts 1.50%

Brixmor Operating Partnership LP	3.65%	6/15/2024	113	119,022
China Overseas Finance Cayman V Ltd.	3.95%	11/15/2022	200	210,442
Equinix, Inc.(b)	1.00%	9/15/2025	80	79,346
Equinix, Inc.	5.375%	5/15/2027	346	377,567

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	$50	$52,202
HAT Holdings I LLC/HAT Holdings II LLC†	6.00%	4/15/2025	24	25,597
Kennedy-Wilson, Inc.	5.875%	4/1/2024	8	7,970
SITE Centers Corp.	3.625%	2/1/2025	6	6,137
SL Green Operating Partnership LP	3.25%	10/15/2022	99	101,055
SL Green Realty Corp.	4.50%	12/1/2022	195	203,492
Vereit Operating Partnership LP	4.60%	2/6/2024	246	264,140
VEREIT Operating Partnership LP	4.625%	11/1/2025	100	110,541
Total				1,557,511

Retail 0.43%

1011778 BC ULC/New Red Finance, Inc. (Canada)†(f)	5.00%	10/15/2025	102	104,760
Carvana Co.†	8.875%	10/1/2023	23	24,021
Dollar Tree, Inc.	4.00%	5/15/2025	23	25,976
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	12	12,326
KGA Escrow LLC†	7.50%	8/15/2023	5	5,183
PetSmart, Inc.†	7.125%	3/15/2023	39	39,390
Walgreen Co.	3.10%	9/15/2022	37	38,748
Walgreens Boots Alliance, Inc.	3.80%	11/18/2024	180	198,484
Total				448,888

Retail: Specialty 0.19%

Avon International Operations, Inc.†	7.875%	8/15/2022	197	199,935

Savings & Loan 0.10%

People’s United Financial, Inc.	3.65%	12/6/2022	102	107,688

Steel 0.18%

Steel Dynamics, Inc.	4.125%	9/15/2025	186	190,231

Technology 0.98%

Baidu, Inc. (China)(f)	3.875%	9/29/2023	200	214,829
Baidu, Inc. (China)(f)	4.375%	5/14/2024	200	219,947
E*TRADE Financial Corp.	2.95%	8/24/2022	36	37,529
eBay, Inc.	1.90%	3/11/2025	45	46,896
Netflix, Inc.†	3.625%	6/15/2025	83	86,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Uber Technologies, Inc.†	7.50%	11/1/2023	$160	$166,872
VeriSign, Inc.	4.625%	5/1/2023	10	10,070
VeriSign, Inc.	5.25%	4/1/2025	19	21,045
Weibo Corp. (China)(f)	3.50%	7/5/2024	200	210,763
Total				1,014,810

Telecommunications 0.27%

CommScope, Inc.†	5.50%	3/1/2024	21	21,608
Consolidated Communications, Inc.	6.50%	10/1/2022	49	49,065
T-Mobile USA, Inc.†	1.50%	2/15/2026	204	204,827
Total				275,500

Toys 0.24%
Hasbro, Inc.	3.00%	11/19/2024	56	59,393
Mattel, Inc.	3.15%	3/15/2023	200	194,729
Total				254,122

Transportation: Miscellaneous 0.60%

Canadian Pacific Railway Co. (Canada)(f)	9.45%	8/1/2021	91	97,672
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	36	39,590
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	325	334,068
Ryder System, Inc.	3.35%	9/1/2025	51	55,962
XPO Logistics, Inc.†	6.50%	6/15/2022	97	97,458
Total				624,750

Wholesale 0.10%

H&E Equipment Services, Inc.	5.625%	9/1/2025	95	99,156
Total Corporate Bonds (cost $58,017,069)				58,820,208

FLOATING RATE LOANS(i) 1.29%

Air Transportation 0.10%

American Airlines, Inc. 2017 Incremental Term Loan	2.152%(1 Mo. LIBOR + 2.00%)	12/15/2023	19	15,308
American Airlines, Inc. Repriced TL B due 2023	2.146%(1 Mo. LIBOR + 2.00%)	4/28/2023	102	84,733
Total				100,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.09%

Refinitiv US Holdings Inc. 2018 USD Term Loan	3.397%(1 Mo. LIBOR + 3.25%)	10/1/2025	$99	$97,811

Electrical Equipment 0.06%

Marvell Technology Group Ltd 2018 Term Loan A	1.535%(1 Mo. LIBOR + 1.38%)	6/4/2021	58	58,072	(j)

Entertainment 0.24%

Scientific Games International, Inc. 2018 Term Loan B5	2.897%(1 Mo. LIBOR + 2.75%)	8/14/2024	165	155,482
Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan (Netherlands)(f)	3.72%(3 Mo. LIBOR + 3.50%)	7/10/2025	91	90,772
Total				246,254

Financial Services 0.02%

Delos Finance Sarl 2018 Term Loan B (Luxembourg)(f)	1.97%(3 Mo. LIBOR + 1.75%)	10/6/2023	26	25,119

Government 0.03%

Seminole Tribe of Florida 2018 Term Loan B	1.897%(1 Mo. LIBOR + 1.75%)	7/8/2024	36	35,148

Health Care 0.04%

MPH Acquisition Holdings LLC 2016 Term Loan B	3.75%(3 Mo. LIBOR + 2.75%)	6/7/2023	45	43,999

Media 0.28%

Charter Communications Operating, LLC 2017 Term Loan A2	1.645%(1 Mo. LIBOR + 1.50%)	3/31/2023	138	136,652	(j)

Nielsen Finance LLC USD Term Loan B4	2.154%(1 Mo. LIBOR + 2.00%)	10/4/2023	151	148,678
Total				285,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metal Fabricating 0.00%

Alloy Finco Limited USD Holdco PIK Term Loan PIK 13.50% (Jersey)(f)	13.50%	3/6/2025	$2	$564

Miscellaneous 0.00%

UTEX Industries Inc. 2nd Lien Term Loan 2014	— (l)	5/22/2022	6	1	(j)

Real Estate Investment Trusts 0.13%

Invitation Homes Operating Partnership LP Term Loan A	1.847%(1 Mo. LIBOR + 1.70%)	2/6/2022	141	139,108

Retail 0.12%

Panera Bread Company Term Loan A	2.438%(1 Mo. LIBOR + 2.25%)	7/18/2022	130	123,033

Telecommunications 0.14%

CenturyLink, Inc. 2020 Term Loan A	2.147%(1 Mo. LIBOR + 2.00%)	1/31/2025	151	146,898

Wholesale 0.04%

Core & Main LP 2017 Term Loan B	3.75%(6 Mo. LIBOR + 2.75%)	8/1/2024	40	38,932
Total Floating Rate Loans (cost $1,375,831)				1,340,310

FOREIGN GOVERNMENT OBLIGATIONS 0.85%

Egypt 0.20%

Republic of Egypt†(f)	6.125%	1/31/2022	200	205,389

Indonesia 0.22%

Perusahaan Penerbit SBSN†(f)	4.325%	5/28/2025	200	226,136

Nigeria 0.19%

Nigeria Government International Bond†(f)	6.75%	1/28/2021	200	201,235

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Romania 0.04%

Republic of Romania†(f)	4.875%		1/22/2024	$36	$40,005

Senegal 0.20%

Republic of Senegal†(f)	8.75%		5/13/2021	200	206,058
Total Foreign Government Obligations (cost $879,958)					878,823

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.67%

Government National Mortgage Assoc. 2014-112 A	3.00	%#(m)	1/16/2048	4	4,490
Government National Mortgage Assoc. 2014-64 IO	1.044	%#(m)	12/16/2054	147	5,898
Government National Mortgage Assoc. 2014-78 IO	0.203	%#(m)	3/16/2056	31	451
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(m)	2/16/2049	21	21,835
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(m)	2/16/2053	27	28,191
Government National Mortgage Assoc. 2017- 20 AS	2.50%		2/16/2057	48	50,339
Government National Mortgage Assoc. 2017- 23 AB	2.60%		12/16/2057	29	30,356
Government National Mortgage Assoc. 2017-100 AS	2.75%		2/16/2058	41	42,760
Government National Mortgage Assoc. 2017-28 AB	2.50%		10/16/2051	52	53,958
Government National Mortgage Assoc. 2017-44 AD	2.65%		11/17/2048	47	49,423
Government National Mortgage Assoc. 2017-51 AS	2.75%		4/16/2058	73	76,336
Government National Mortgage Assoc. 2017-53 B	2.75%		3/16/2050	72	75,390
Government National Mortgage Assoc. 2017-54 AD	2.75%		1/16/2057	69	72,788
Government National Mortgage Assoc. 2017-61 A	2.60%		8/16/2058	52	54,811
Government National Mortgage Assoc. 2017-74 AS	2.60%		10/16/2057	23	23,675
Government National Mortgage Assoc. 2017-76 AS	2.65%		11/16/2050	49	51,725
Government National Mortgage Assoc. 2017-92 AS	2.75%		6/16/2058	50	52,174
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $665,638)					694,600

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.11%

Federal Home Loan Mortgage Corp.	3.239%(12 Mo. LIBOR + 1.80%)	#	6/1/2041	6	6,685
Federal Home Loan Mortgage Corp.	3.421%(12 Mo. LIBOR + 1.85%)	#	6/1/2042	3	3,209
Federal Home Loan Mortgage Corp.	3.788%(12 Mo. LIBOR + 1.90%)	#	12/1/2040	7	7,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.662%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	$5		$5,234
Federal National Mortgage Assoc.	2.706%(12 Mo. LIBOR + 1.60%)	#	12/1/2045	17		17,495
Federal National Mortgage Assoc.	2.797%(12 Mo. LIBOR + 1.60%)	#	10/1/2045	5		4,986
Federal National Mortgage Assoc.	2.932%(12 Mo. LIBOR + 1.72%)	#	6/1/2042	10		10,097
Federal National Mortgage Assoc.	3.179%(12 Mo. LIBOR + 1.80%)	#	10/1/2040	—	(k)	324
Federal National Mortgage Assoc.	3.365%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	5		5,130
Federal National Mortgage Assoc.	3.547%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	1		691
Federal National Mortgage Assoc.	3.588%(12 Mo. LIBOR + 1.78%)	#	10/1/2036	18		18,981
Federal National Mortgage Assoc.	3.688%(12 Mo. LIBOR + 1.81%)	#	12/1/2040	1		1,297
Federal National Mortgage Assoc.	3.691%(12 Mo. LIBOR + 1.82%)	#	1/1/2042	18		19,184
Federal National Mortgage Assoc.	3.764%(12 Mo. LIBOR + 1.81%)	#	4/1/2040	11		11,697
Total Government Sponsored Enterprises Pass-Throughs (cost $111,961)						112,186

MUNICIPAL BONDS 0.09%

Miscellaneous

State of Illinois	4.95%		6/1/2023	58		59,169
State of Illinois	6.125%		7/1/2021	33		33,075
Total Municipal Bonds (cost $92,639)						92,244

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 15.83%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(m)	12/25/2059	49		49,922
Angel Oak Mortgage Trust 2020-6 A1†	1.261	%#(m)	5/25/2065	73		73,253
AOA Mortgage Trust 2015-1177 A†	2.957%		12/13/2029	100		99,893
AREIT Trust 2018-CRE2 A†	1.132%(1 Mo. LIBOR + .98%)	#	11/14/2035	72		71,689
Atrium Hotel Portfolio Trust 2017-ATRM A†	1.082%(1 Mo. LIBOR + .93%)	#	12/15/2036	100		96,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Atrium Hotel Portfolio Trust 2018-ATRM B†	1.582%(1 Mo. LIBOR + 1.43%)	#	6/15/2035	$100	$92,866
Atrium Hotel Portfolio Trust 2018-ATRM C†	1.802%(1 Mo. LIBOR + 1.65%)	#	6/15/2035	100	91,882
BAMLL Trust 2011-FSHN A†	4.42%		7/11/2033	100	100,308
Bancorp Commercial Mortgage Trust 2019-CRE5 A†	1.152%(1 Mo. LIBOR + 1.00%)	#	3/15/2036	61	59,229
BB-UBS Trust 2012-TFT A†	2.892%		6/5/2030	200	190,389
BB-UBS Trust 2012-TFT B†	3.584	%#(m)	6/5/2030	100	65,895
BB-UBS Trust 2012-TFT C†	3.584	%#(m)	6/5/2030	100	57,426
BBCMS Mortgage Trust 2018-TALL A†	0.874%(1 Mo. LIBOR + .72%)	#	3/15/2037	200	192,680
BBCMS Trust 2018-BXH A†	1.152%(1 Mo. LIBOR + 1.00%)	#	10/15/2037	68	65,068
BDS 2018-FL2 A†	1.101%(1 Mo. LIBOR + .95%)	#	8/15/2035	47	46,642
Benchmark Mortgage Trust 2019-B12 TCA†	3.555	%#(m)	8/15/2052	203	186,228	(a)
Benchmark Mortgage Trust 2019-B12 TCB†	3.555	%#(m)	8/15/2052	225	220,961
BX Commercial Mortgage Trust 2018-BIOA A†	0.823%(1 Mo. LIBOR + .67%)	#	3/15/2037	120	120,028
BX Commercial Mortgage Trust 2019-XL A†	1.072%(1 Mo. LIBOR + .92%)	#	10/15/2036	190	190,257
BX Commercial Mortgage Trust 2019-XL C†	1.402%(1 Mo. LIBOR + 1.25%)	#	10/15/2036	95	94,912
BX Commercial Mortgage Trust 2019-XL D†	1.602%(1 Mo. LIBOR + 1.45%)	#	10/15/2036	95	94,608
BX Commercial Mortgage Trust 2019-XL E†	1.952%(1 Mo. LIBOR + 1.80%)	#	10/15/2036	95	94,636
BX Trust 2017-SLCT D†	2.202%(1 Mo. LIBOR + 2.05%)	#	7/15/2034	43	42,890
BX Trust 2018-BILT A†	0.952%(1 Mo. LIBOR + .80%)	#	5/15/2030	46	44,196
BXP Trust 2017-CQHP A†	1.002%(1 Mo. LIBOR + .85%)	#	11/15/2034	43	41,818
CCRESG Commercial Mortgage Trust 2016-HEAT B†	4.114%		4/10/2029	29	28,845
CCRESG Commercial Mortgage Trust 2016-HEAT C†	4.919%		4/10/2029	29	28,619
CFCRE Commercial Mortgage Trust 2016-C6 XA IO	1.269	%#(m)	11/10/2049	187	10,361
CFCRE Commercial Mortgage Trust 2016-C7 XA IO	0.868	%#(m)	12/10/2054	185	7,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CFCRE Commercial Mortgage Trust 2018-TAN A†	4.236%		2/15/2033	$134	$139,408
CHT Mortgage Trust 2017-CSMO A†	1.082%(1 Mo. LIBOR + .93%)	#	11/15/2036	660	639,639
Citigroup Commercial Mortgage Trust 2012-GC8 A4	3.024%		9/10/2045	220	225,476
Citigroup Commercial Mortgage Trust 2013-375P A IO	0.488	%#(m)	6/10/2048	938	14,643
Citigroup Commercial Mortgage Trust 2015-GC27 AAB	2.944%		2/10/2048	9	9,015
Commercial Mortgage Pass-Through Certificates 2012-CR3 B†	3.922%		10/15/2045	200	195,706
Commercial Mortgage Pass-Through Certificates 2012-LTRT A2†	3.40%		10/5/2030	100	84,018
Commercial Mortgage Pass-Through Certificates 2013-CR12 A3	3.765%		10/10/2046	45	48,235
Commercial Mortgage Pass-Through Certificates 2013-CR6 A4	3.101%		3/10/2046	10	10,384
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%		4/12/2035	58	57,307
Commercial Mortgage Pass-Through Certificates 2014-CR18 A5	3.828%		7/15/2047	170	186,485
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4	3.532%		8/10/2047	26	28,478
Commercial Mortgage Pass-Through Certificates 2014-CR19 A4 IO†	0.251	%#(m)	9/10/2047	2,000	11,335
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3	3.727%		4/10/2047	100	107,389
Commercial Mortgage Pass-Through Certificates 2014-LC15 A3 IO†	0.792	%#(m)	7/10/2050	89	1,921
Commercial Mortgage Pass-Through Certificates 2014-UBS3 A4	3.819%		6/10/2047	13	14,240
Commercial Mortgage Pass-Through Certificates 2016-GCT C†	3.577	%#(m)	8/10/2029	319	320,495
Commercial Mortgage Pass-Through Certificates 2016-GCT C IO	1.527	%#(m)	8/10/2049	55	3,326
Commercial Mortgage Pass-Through Certificates 2016-GCT XA IO†	0.784%		8/10/2029	4,000	16,460
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A†	1.402%(1 Mo. LIBOR + 1.25%)	#	1/15/2034	50	48,434
Credit Suisse Commercial Mortgage Securities Corp. 2019-SKLZ A IO†	0.69	%#(m)	9/15/2037	984	22,034
Credit Suisse Mortgage Capital Certificates 2017-LSTK A†	2.761%		4/5/2033	364	362,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Credit Suisse Mortgage Capital Certificates 2017-LSTK B†	3.03%		4/5/2033	$50	$49,512
Credit Suisse Mortgage Capital Certificates 2017-LSTK C†	3.229%		4/5/2033	50	49,077
Credit Suisse Mortgage Capital Certificates 2017-MOON A†	3.197%		7/10/2034	60	61,425
Credit Suisse Mortgage Capital Certificates 2017-MOON B†	3.303	%#(m)	7/10/2034	50	50,501
Credit Suisse Mortgage Capital Certificates 2017-MOON B IO†	0.09	%#(m)	7/10/2034	28,675	14,716
Credit Suisse Mortgage Capital Certificates 2017-MOON C†	3.303	%#(m)	7/10/2034	109	109,184
Credit Suisse Mortgage Capital Certificates 2019-ICE4 A†	1.132%(1 Mo. LIBOR + .98%)	#	5/15/2036	434	434,414
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C IO	2.061	%#(m)	1/15/2049	749	55,529
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(m)	2/25/2050	112	114,096
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	119	119,931
Credit Suisse Mortgage Capital Certificates Trust 2017-PFHP A†	1.102%(1 Mo. LIBOR + .95%)	#	12/15/2030	50	48,753
CSAIL Commercial Mortgage Trust 2015-C4 A2 IO	1.615	%#(m)	8/10/2049	193	13,738
CSMC Trust 2020-NQM1 A1†	1.208%		5/25/2065	221	221,090	(a)
DBUBS Mortgage Trust 2011-LC2A A4†	4.537%		7/10/2044	91	91,914
DBWF Mortgage Trust 2015-LCM A1†	2.998%		6/10/2034	14	14,058
DBWF Mortgage Trust 2016-85T XA IO†	0.116	%#(m)	12/10/2036	3,140	9,546
DBWF Mortgage Trust 2018-AMXP A†	3.873	%#(m)	5/5/2035	325	330,425
DBWF Mortgage Trust 2018-AMXP B†	4.122	%#(m)	5/5/2035	100	97,753
DBWF Mortgage Trust 2018-AMXP C†	3.956	%#(m)	5/5/2035	100	100,605
DBWF Mortgage Trust 2018-GLKS C†	1.906%(1 Mo. LIBOR + 1.75%)	#	12/19/2030	100	93,610
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(m)	1/25/2060	82	82,712
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	100	103,272
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	100	101,197
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	88	89,543
GRACE Mortgage Trust 2014-GRCE A†	3.369%		6/10/2028	100	100,625
Great Wolf Trust 2019-WOLF E†	2.884%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	15	13,614
GS Mortgage Securities Corp. II 2012-BWTR A†	2.954%		11/5/2034	214	213,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2012-TMSQ A†	3.007%		12/10/2030	$100	$100,501
GS Mortgage Securities Corp. Trust 2016-RENT C†	4.202	%#(m)	2/10/2029	100	99,591
GS Mortgage Securities Corp. Trust 2017-485L XB IO†	0.244	%#(m)	2/10/2037	1,590	14,533
GS Mortgage Securities Corp. Trust 2017-GPTX A†	2.856%		5/10/2034	100	98,428
GS Mortgage Securities Corp. Trust 2017-STAY A†	1.252%(1 Mo. LIBOR + 1.10%)	#	7/15/2032	100	98,787
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.102%(1 Mo. LIBOR + .95%)	#	7/15/2035	100	95,235
GS Mortgage Securities Corp. Trust 2019-70P A†	1.152%(1 Mo. LIBOR + 1.00%)	#	10/15/2036	253	244,150
GS Mortgage Securities Corp. Trust 2019-70P B†	1.472%(1 Mo. LIBOR + 1.32%)	#	10/15/2036	56	52,410
GS Mortgage Securities Corp. Trust 2019-BOCA B†	1.652%(1 Mo. LIBOR + 1.50%)	#	6/15/2038	100	94,540
GS Mortgage Securities Corp. Trust 2019-SMP B†	1.652%(1 Mo. LIBOR + 1.50%)	#	8/15/2032	500	477,047
GS Mortgage Securities Trust 2011-GC5 B†	5.555	%#(m)	8/10/2044	107	106,303
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.112	%#(m)	1/10/2045	278	3,803
GS Mortgage Securities Trust 2012-GCJ7 B	4.74%		5/10/2045	20	20,567
GS Mortgage Securities Trust 2013-G1 A2†	3.557	%#(m)	4/10/2031	100	99,209
GS Mortgage Securities Trust 2013-G1 A2 IO	0.329	%#(m)	11/10/2048	1,082	11,751
GS Mortgage Securities Trust 2013-GC14 A5	4.243%		8/10/2046	100	108,110
GS Mortgage Securities Trust 2014-GC18 A4	4.074%		1/10/2047	151	163,888
Hawaii Hotel Trust 2019-MAUI B†	1.602%(1 Mo. LIBOR + 1.45%)	#	5/15/2038	100	93,549
HMH Trust 2017-NSS A†	3.062%		7/5/2031	100	96,702
HMH Trust 2017-NSS B†	3.343%		7/5/2031	100	99,261	(a)
HMH Trust 2017-NSS C†	3.787%		7/5/2031	100	98,832	(a)
HMH Trust 2017-NSS D†	4.723%		7/5/2031	100	99,306	(a)
Hudsons Bay Simon JV Trust 2015-HB7 A7†	3.914%		8/5/2034	100	89,593
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	179	146,923
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417	%#(m)	8/5/2034	1,000	21,330
Irvine Core Office Trust 2013-IRV A1†	2.068%		5/15/2048	15	14,822
Irvine Core Office Trust 2013-IRV A2†	3.279	%#(m)	5/15/2048	27	28,235
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	240	241,997
JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	50	47,109

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust 2020-ACE XA IO†	0.467	%#(m)	1/10/2037	$9,369		$146,103
JPMorgan Chase Commercial Mortgage Securities Trust 2012-C6 B	4.819	%#(m)	5/15/2045	11		11,341
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%		5/5/2030	177		140,038
JPMorgan Chase Commercial Mortgage Securities Trust 2013-C14 A4 IO	1.108	%#(m)	1/15/2048	726		24,341
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%		4/15/2047	—	(k)	227
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A4	3.997%		4/15/2047	76		83,260
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%		6/10/2027	200		115,028
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C28 A2 IO	0.819	%#(m)	12/15/2049	896		25,048
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.653	%#(m)	7/15/2048	835		17,641
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI A†	2.798%		10/5/2031	225		223,788
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI C IO†	0.791	%#(m)	10/5/2031	1,000		3,560
JPMorgan Chase Commercial Mortgage Securities Trust 2016-WIKI D IO	1.206	%#(m)	9/15/2050	980		50,873
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	67		66,625
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK B†	3.795%		6/5/2032	27		26,593
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK C†	4.171	%#(m)	6/5/2032	20		19,193
JPMorgan Chase Commercial Mortgage Securities Trust 2018-BCON A†	3.735%		1/5/2031	243		253,630
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.152%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	13		12,356
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.452%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	54		51,503
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B IO†	Zero Coupon	#(m)	6/15/2032	19,539		195
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ C†	1.752%(1 Mo. LIBOR + 1.60%)	#	6/15/2032	42		39,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC A†	1.352%(1 Mo. LIBOR + 1.20%)	#	4/15/2031	$90	$87,737
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC B†	2.052%(1 Mo. LIBOR + 1.90%)#		4/15/2031	24	23,442
JPMorgan Chase Commercial Mortgage Securities Trust 2018-PTC C†	2.452%(1 Mo. LIBOR + 2.30%)	#	4/15/2031	18	17,593
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.109%(1 Mo. LIBOR + .95%)	#	7/5/2033	44	43,062
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFL†	1.809%(1 Mo. LIBOR + 1.65%)	#	7/5/2033	16	15,498
JPMorgan Chase Commercial Mortgage Securities Trust 2019-ICON C IO†	1.51	%#(m)	1/5/2034	3,332	127,560
LoanCore Issuer Ltd. 2019-CRE3 A†	1.202%(1 Mo. LIBOR + 1.05%)	#	4/15/2034	210	206,308
LoanCore Issuer Ltd. 2019-CRE3 AS†	1.522%(1 Mo. LIBOR + 1.37%)	#	4/15/2034	44	42,840
LSTAR Commercial Mortgage Trust 2016-4 XA IO†	1.924	%#(m)	3/10/2049	748	40,097
LSTAR Commercial Mortgage Trust 2017-5 A2†	2.776%		3/10/2050	96	97,873
LSTAR Commercial Mortgage Trust 2017-5 A3†	4.50%		3/10/2050	100	107,307
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A1†	2.117%		10/15/2030	23	22,999
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2†	3.277%		10/15/2030	100	87,113
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.718	%#(m)	7/15/2050	382	8,913
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C11 A4	4.298	%#(m)	8/15/2046	139	149,639
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4	2.918%		2/15/2046	10	10,392
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4 IO	1.533	%#(m)	11/15/2049	947	57,614
Morgan Stanley Capital Barclays Bank Trust 2016-MART B†	2.48%		9/13/2031	50	49,628
Morgan Stanley Capital Barclays Bank Trust 2016-MART C†	2.817%		9/13/2031	100	98,416
Morgan Stanley Capital Barclays Bank Trust 2016-MART XCP IO†	Zero Coupon	#(m)	9/13/2031	9,863	99
Morgan Stanley Capital I Trust 2014-CPT A IO	1.113	%#(m)	8/15/2049	1,000	49,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Morgan Stanley Capital I Trust 2015-UBS8 ASB	3.626%		12/15/2048	$12	$12,804
Motel 6 Trust 2017-MTL6 E†	3.402%(1 Mo. LIBOR + 3.25%)	#	8/15/2034	152	148,179
MSCG Trust 2015-ALDR A1†	2.612%		6/7/2035	13	12,746
New Orleans Hotel Trust 2019-HNLA A†	1.141%(1 Mo. LIBOR + .99%)	#	4/15/2032	150	144,402
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(m)	1/26/2060	88	89,625
Palisades Center Trust 2016-PLSD A†	2.713%		4/13/2033	10	8,050
Palisades Center Trust 2016-PLSD D†	4.737%		4/13/2033	77	21,683
PFP Ltd. 2019-6 A†	1.202%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	114	110,314
RBS Commercial Funding, Inc. Trust 2013-SMV A†	3.26%		3/11/2031	100	98,430
Ready Capital Mortgage Financing LLC 2019-FL3 A†	1.148%(1 Mo. LIBOR + 1.00%)	#	3/25/2034	107	105,869
ReadyCap Commercial Mortgage Trust 2018-4 A†	3.39%		2/27/2051	49	51,468
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	86	88,539
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(m)	2/25/2024	90	91,468
RETL 2019-RVP A†	1.302%(1 Mo. LIBOR + 1.15%)	#	3/15/2036	10	10,266
RETL 2019-RVP C†	2.252%(1 Mo. LIBOR + 2.10%)	#	3/15/2036	50	46,100
SG Commercial Mortgage Securities Trust 2019-787E IO†	0.456	%#(m)	2/15/2041	4,149	105,891
Shelter Growth CRE Issuer Ltd. 2019-FL2 A†	1.252%(1 Mo. LIBOR + 1.10%)	#	5/15/2036	130	128,765
Shelter Growth CRE Issuer Ltd. 2019-FL2 AS†	1.602%(1 Mo. LIBOR + 1.45%)	#	5/15/2036	41	39,760
Shops at Crystals Trust 2016-CSTL XB IO†	0.328	%#(m)	7/5/2036	1,000	12,410
SLIDE 2018-FUN A†	1.052%(1 Mo. LIBOR + .90%)	#	6/15/2031	66	64,065
SLIDE 2018-FUN B†	1.402%(1 Mo. LIBOR + 1.25%)	#	6/15/2031	14	13,315
SLIDE 2018-FUN C†	1.702%(1 Mo. LIBOR + 1.55%)	#	6/15/2031	12	11,392
SLIDE 2018-FUN XCP IO†	0.976	%#(m)	12/15/2020	1,570	3,211
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(m)	2/25/2050	82	83,847
UBS-BAMLL Trust 2012-WRM D†	4.379	%#(m)	6/10/2030	100	68,014

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

UBS-Barclays Commercial Mortgage Trust 2012-C3 A4 IO†	1.078	%#(m)	3/10/2046	$746	$12,831
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%		1/10/2045	82	82,916
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	84	86,238
Verus Securitization Trust 2020-4 A1†	1.502%		5/25/2065	96	96,988
VNDO Mortgage Trust 2012-6AVE A†	2.996%		11/15/2030	300	309,916
Waikiki Beach Hotel Trust 2019-WBM A†	1.202%(1 Mo. LIBOR + 1.05%)	#	12/15/2033	48	45,812
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.732	%#(m)	11/15/2043	8	7,697
Wells Fargo Commercial Mortgage Trust 2010-C1 C IO	0.095	%#(m)	6/15/2048	2,000	4,091
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A IO	1.889	%#(m)	8/15/2049	953	77,963
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.827	%#(m)	9/15/2048	895	24,780
Wells Fargo Commercial Mortgage Trust 2018-C44 A2	4.178%		5/15/2051	35	37,624
West Town Mall Trust 2017-KNOX A†	3.823%		7/5/2030	73	73,326
West Town Mall Trust 2017-KNOX B†	4.322%		7/5/2030	31	31,029
West Town Mall Trust 2017-KNOX B IO†	0.519	%#(m)	7/5/2030	1,584	8,368
West Town Mall Trust 2017-KNOX C†	4.491	%#(m)	7/5/2030	25	24,485
West Town Mall Trust 2017-KNOX D†	4.491	%#(m)	7/5/2030	25	24,193
WF-RBS Commercial Mortgage Trust 2011-C2 A4†	4.869	%#(m)	2/15/2044	19	18,724
WF-RBS Commercial Mortgage Trust 2011-C2 A4 IO†	1.47	%#(m)	6/15/2045	70	1,023
WF-RBS Commercial Mortgage Trust 2012-C7 A2	3.431%		6/15/2045	50	51,612
WF-RBS Commercial Mortgage Trust 2012-C7 A2 IO†	1.956	%#(m)	8/15/2045	314	7,161
WF-RBS Commercial Mortgage Trust 2012-C7 B	4.90	%#(m)	6/15/2045	25	21,879
WF-RBS Commercial Mortgage Trust 2012-C9 A3	2.87%		11/15/2045	273	280,557
Total Non-Agency Commercial Mortgage-Backed Securities (cost $16,951,148)					16,411,662

				Shares (000)
PREFERRED STOCK 0.00%

Oil

Templar Energy LLC (cost $11,819)				1	—	(a)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
U.S. TREASURY OBLIGATIONS 3.54%

U.S. Treasury Bill	Zero Coupon	11/12/2020	$1,713	$1,712,825
U.S. Treasury Note	0.125%	8/31/2022	514	513,900
U.S. Treasury Note	0.125%	7/31/2022	1,447	1,446,774
Total U.S. Treasury Obligations (cost $3,672,906)				3,673,499
Total Long-Term Investments (cost $100,925,587)				101,338,952

SHORT-TERM INVESTMENTS 1.89%

COMMERCIAL PAPER 0.96%

Aerospace/Defense 0.24%

Boeing Co.	2.333%	10/29/2020	250	249,563

Automotive 0.24%

Hyundai Capital America	0.264%	10/19/2020	250	249,967

Electronics 0.48%

JABIL, Inc.	0.71%	10/2/2020	250	249,995
JABIL, Inc.	0.762%	11/13/2020	250	249,776
Total				499,771
Total Commercial Paper (cost $999,301)				999,301

REPURCHASE AGREEMENT 0.93%

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $988,500 of U.S. Treasury Note at 0.125% due 5/31/2022; value: $988,719; proceeds: $969,251 (cost $969,251)			969	969,251
Total Short-Term Investments (cost $1,968,552)				1,968,552
Total Investments in Securities 99.65% (cost $102,894,139)				103,307,504
Foreign Cash and Other Assets in Excess of Liabilities(n) 0.35%				358,942
Net Assets 100.00%				$103,666,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

CAD	Canadian dollar.
GBP	British pound.
CMT	Constant Maturity Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $52,390,269, which represents 50.54% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.
(e)	Amount represents less than 1,000 shares.
(f)	Foreign security traded in U.S. dollars.
(g)	Security is perpetual in nature and has no stated maturity.
(h)	Defaulted (non-income producing security).
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2020.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Amount is less than $1,000.
(l)	Interest rate to be determined.
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Sell	State Street Bank and Trust	12/8/2020	100,000	$133,574	$129,083	$4,491
Canadian dollar	Sell	Morgan Stanley	12/15/2020	148,000	112,332	111,184	1,148
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$5,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2020	120	Long	$26,501,070	$26,515,313	$14,243

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 5-Year Treasury Note	December 2020	19	Short	$(2,391,486)	$(2,394,594)	$(3,108)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$6,296,560	$175,068	$6,471,628
Remaining Industries	—	12,723,105	—	12,723,105
Common Stock	—	3	—	3
Convertible Bonds	—	120,684	—	120,684
Corporate Bonds	—	58,820,208	—	58,820,208
Floating Rate Loans
Electrical Equipment	—	—	58,072	58,072
Media	—	148,678	136,652	285,330
Miscellaneous	—	—	1	1
Remaining Industries	—	996,907	—	996,907
Foreign Government Obligations	—	878,823	—	878,823
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	694,600	—	694,600
Government Sponsored Enterprises Pass-Throughs	—	112,186	—	112,186
Municipal Bonds	—	92,244	—	92,244
Non-Agency Commercial Mortgage-Backed Securities	—	15,706,945	704,717	16,411,662
Preferred Stock	—	—	—	—
U.S. Treasury Obligations	—	3,673,499	—	3,673,499
Short-Term Investments
Commercial Paper	—	999,301	—	999,301
Repurchase Agreement	—	969,251	—	969,251
Total	$—	$102,232,994	$1,074,510	$103,307,504
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$5,639	$—	$5,639
Liabilities	—	—	—	—
Futures Contracts
Assets	14,243	—	—	14,243
Liabilities	(3,108)	—	—	(3,108)
Total	$11,135	$5,639	$—	$16,774

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO September 30, 2020

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) there were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stock	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities	Preferred Stock
Balance as of January 1, 2020	$297,452	$6	$332,623	$525,008	$—	(a)
Accrued Discounts (Premiums)	—	—	296	(64)	—
Realized Gain (Loss)	—	—	88	1,814	—
Change in Unrealized Appreciation (Depreciation)	99	—	(5,381)	(31,103)	—	(a)
Purchases	174,969	—	15,000	221,090	—
Sales	—	—	(297,421)	(76,867)	—
Transfers into Level 3	—	—	149,520	304,436	—
Transfers out of Level 3	(297,452)	(6)	—	(239,597)	—
Balance as of September 30, 2020	$175,068	$—	$194,725	$704,717	$—
Change in unrealized appreciation/depreciation for the period ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$99	$—	$(1,934)	$(27,802)	$—	(a)

(a)	Amount less than $1.00.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 116.01%

ASSET-BACKED SECURITIES 14.64%

Automobiles 4.69%

ACC Trust 2019-1 B†	4.47%	10/20/2022	$469	$470,246
Ally Auto Receivables Trust 2019-4 A2	1.93%	10/17/2022	1,051	1,056,045
American Credit Acceptance Receivables Trust 2019-2 B†	3.05%	5/12/2023	1,066	1,070,135
AmeriCredit Automobile Receivables Trust 2019-1 A2A	2.93%	6/20/2022	92	92,639
AmeriCredit Automobile Receivables Trust 2019-1 A2B	0.41%(1 Mo. LIBOR + .26%) #	6/20/2022	102	102,225
Avid Automobile Receivables Trust 2019-1 A†	2.62%	2/15/2024	533	538,274
Avid Automobile Receivables Trust 2019-1 B†	2.82%	7/15/2026	500	512,699
Avid Automobile Receivables Trust 2019-1 C†	3.14%	7/15/2026	500	512,709
BMW Vehicle Owner Trust 2019-A A2	2.05%	5/25/2022	890	894,335
Capital Auto Receivables Asset Trust 2018-1 A3†	2.79%	1/20/2022	158	158,466
CarMax Auto Owner Trust 2019-3 A2A	2.21%	12/15/2022	322	324,623
CarMax Auto Owner Trust 2019-4 A2A	2.01%	3/15/2023	1,235	1,245,185
Chesapeake Funding II LLC 2017-2A A1†	1.99%	5/15/2029	82	81,966
Chesapeake Funding II LLC 2017-3A A1†	1.91%	8/15/2029	245	245,597
CPS Auto Receivables Trust 2018-A C†	3.05%	12/15/2023	170	171,536
CPS Auto Receivables Trust 2018-B D†	4.26%	3/15/2024	417	432,452
CPS Auto Receivables Trust 2019-B E†	5.00%	3/17/2025	575	584,330
CPS Auto Receivables Trust 2020-C†	1.71%	8/17/2026	785	787,193
CPS Auto Trust 2018-C B†	3.43%	7/15/2022	33	33,004
Drive Auto Receivables Trust 2016-BA D†	4.53%	8/15/2023	271	272,650
Drive Auto Receivables Trust 2016-CA D†	4.18%	3/15/2024	145	147,407
Drive Auto Receivables Trust 2017-AA D†	4.16%	5/15/2024	292	294,878
Drive Auto Receivables Trust 2017-BA E†	5.30%	7/15/2024	2,100	2,156,935
Drive Auto Receivables Trust 2018-2 C	3.63%	8/15/2024	68	68,564
Enterprise Fleet Financing LLC 2018-1 A2†	2.87%	10/20/2023	99	99,896
Exeter Automobile Receivables Trust 2020-2A A†	1.13%	8/15/2023	594	595,655
First Investors Auto Owner Trust 2017-3A A2†	2.41%	12/15/2022	5	5,474
First Investors Auto Owner Trust 2018-2A A1†	3.23%	12/15/2022	7	6,925
Flagship Credit Auto Trust 2017-3 B†	2.59%	7/15/2022	84	83,884
Flagship Credit Auto Trust 2018-3 A†	3.07%	2/15/2023	436	439,695
Flagship Credit Auto Trust 2018-3 B†	3.59%	12/16/2024	725	740,638
Flagship Credit Auto Trust 2020-2 A†	1.49%	7/15/2024	371	374,096
Ford Credit Auto Owner Trust 2017-B A3	1.69%	11/15/2021	129	128,695
Ford Credit Auto Owner Trust 2019-C A2A	1.88%	7/15/2022	1,781	1,790,871
Ford Credit Auto Owner Trust 2020-A A2	1.03%	10/15/2022	306	307,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Ford Credit Auto Owner Trust 2020-B A2	0.50%	2/15/2023	$2,710	$2,713,987
Foursight Capital Automobile Receivables Trust 2018-1 A3†	3.24%	9/15/2022	72	72,117
Foursight Capital Automobile Receivables Trust 2018-1 B†	3.53%	4/17/2023	412	417,166
Foursight Capital Automobile Receivables Trust 2018-1 C†	3.68%	8/15/2023	194	199,387
GLS Auto Receivables Issuer Trust 2020-3A B†	1.38%	8/15/2024	486	488,517
GLS Auto Receivables Issuer Trust 2020-3A C†	1.92%	5/15/2025	1,109	1,118,134
Honda Auto Receivables Owner Trust 2019-1 A2	2.75%	9/20/2021	355	355,532
Honda Auto Receivables Owner Trust 2020-2 A2	0.74%	11/15/2022	954	956,710
Hyundai Auto Receivables Trust 2019-B A2	1.93%	7/15/2022	352	354,803
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%	9/15/2021	102	102,440
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%	11/15/2021	329	331,136
Santander Drive Auto Receivables Trust 2017-3 C	2.76%	12/15/2022	59	59,041
Santander Retail Auto Lease Trust 2019-B A2A†	2.29%	4/20/2022	236	238,076
TCF Auto Receivables Owner Trust 2016-PT1A B†	2.92%	10/17/2022	598	600,924
Toyota Auto Receivables Owner Trust 2017-A A4	2.10%	9/15/2022	584	586,155
Westlake Automobile Receivables Trust 2020-1A C†	2.52%	4/15/2025	1,394	1,432,747
Westlake Automobile Receivables Trust 2020-2A A2A†	0.93%	2/15/2024	3,627	3,642,153
Wheels SPV 2 LLC 2018-1A A2†	3.06%	4/20/2027	100	100,672
World Omni Auto Receivables Trust 2018-D A2A	3.01%	4/15/2022	17	17,022
Total				30,613,769

Credit Cards 2.28%

American Express Credit Account Master Trust 2018-6 A	3.06%	2/15/2024	5,294	5,412,175
American Express Credit Account Master Trust 2019-3 B	2.20%	4/15/2025	3,068	3,167,436
Citibank Credit Card Issuance Trust 2018-A1	2.49%	1/20/2023	1,044	1,051,163
World Financial Network Credit Card Master Trust 2017-C M	2.66%	8/15/2024	946	946,589
World Financial Network Credit Card Master Trust 2018-B A	3.46%	7/15/2025	936	961,741
World Financial Network Credit Card Master Trust 2019-B A	2.49%	4/15/2026	3,261	3,363,206
Total				14,902,310

Home Equity 0.00%

Meritage Mortgage Loan Trust 2004-2 M3	1.123%(1 Mo. LIBOR + .98%) #	1/25/2035	2	1,961
New Century Home Equity Loan Trust 2005-A A6	4.714%	8/25/2035	10	9,715
Total				11,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Other 7.67%

ALM VII Ltd. 2012-7A A2R2†	2.125%(3 Mo. LIBOR +1.85%)	#	7/15/2029		$1,468	$1,467,081
ALM VII Ltd. 2012-7A CR2†	3.825%(3 Mo. LIBOR+ 3.55%)	#	7/15/2029		373	370,147
Ares XLI Clo Ltd. 2016-41A AR†	1.475%(3 Mo. LIBOR + 1.20%)	#	1/15/2029		2,400	2,384,267
Ares XLI CLO Ltd. 2016-41A B†	2.075%(3 Mo. LIBOR + 1.80%)	#	1/15/2029		600	597,533
Ascentium Equipment Receivables Trust 2017-1A A3†	2.29%		6/10/2021		24	23,900
Avery Point IV CLO Ltd. 2014-1A BR†	1.845%(3 Mo. LIBOR + 1.60%)	#	4/25/2026		322	321,616
Avery Point VII CLO Ltd. 2015-7A CR†	2.725%(3 Mo. LIBOR + 2.45%)	#	1/15/2028		400	399,584
BSPRT Issuer Ltd. 2018-FL4 A†	1.202%(1 Mo. LIBOR + 1.05%)	#	9/15/2035		930	916,490
Cedar Funding VI CLO Ltd. 2016-6A BR†	1.872%(3 Mo. LIBOR + 1.60%)	#	10/20/2028		650	644,192
Cent CLO Ltd. 2013-19A A1A†	1.60%(3 Mo. LIBOR + 1.33%)	#	10/29/2025		257	256,652
Conn's Receivables Funding LLC 2017-B C†	5.95%		11/15/2022		101	101,187
Diamond Resorts Owner Trust 2016-1 A†	3.08%		11/20/2028		31	31,479
Diamond Resorts Owner Trust 2017-1A B†	4.11%		10/22/2029		222	222,759
DRB Prime Student Loan Trust 2015-D A2†	3.20%		1/25/2040		319	322,737
Fairstone Financial Issuance Trust I 2019-1A B†(a)	5.084%		3/21/2033	CAD	500	377,016	(b)
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.395%(3 Mo. LIBOR + 2.15%)	#	7/25/2027		$250	245,660
Hardee's Funding LLC 2018-1A A23†	5.71%		6/20/2048		870	917,370
Hardee's Funding LLC 2018-1A A2II†	4.959%		6/20/2048		1,147	1,189,950
Jamestown CLO IX Ltd. 2016-9A BR†	2.922%(3 Mo. LIBOR + 2.65%)	#	10/20/2028		750	744,402
Jamestown CLO VII Ltd. 2015-7A CR†	2.845%(3 Mo. LIBOR + 2.60%)	#	7/25/2027		611	582,055
Kayne CLO 5 Ltd. 2019-5A A†	1.614%(3 Mo. LIBOR + 1.35%)	#	7/24/2032		1,300	1,298,378
Kayne CLO 7 Ltd. 2020-7A A1†	2.607%(3 Mo. LIBOR + 1.20%)	#	4/17/2033		1,822	1,806,917
KKR CLO Ltd.18 B†	1.972%(3 Mo. LIBOR + 1.70%)	#	7/18/2030		920	907,678
KVK CLO Ltd. 2016-1A B†	2.525%(3 Mo. LIBOR + 2.25%)	#	1/15/2029		2,756	2,757,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
LCM XXIV Ltd. 24A A†	1.582%(3 Mo. LIBOR + 1.31%)	#	3/20/2030	$679	$675,671
Longtrain Leasing III LLC 2015-1A A2†	4.06%		1/15/2045	738	763,538
Marble Point CLO XVII Ltd. 2020-1A A†	1.572%(3 Mo. LIBOR + 1.30%)	#	4/20/2033	1,135	1,120,999
Massachusetts Educational Financing Authority 2008-1 A1	1.195%(3 Mo. LIBOR + .95%)	#	4/25/2038	402	401,240
ME Funding LLC 2019-1 A2†	6.448%		7/30/2049	1,997	1,654,398
Mountain Hawk III CLO Ltd. 2014-3A AR†	1.472%(3 Mo. LIBOR + 1.20%)	#	4/18/2025	422	420,906
Mountain View CLO LLC 2017-1A AR†	1.361%(3 Mo. LIBOR + 1.09%)	#	10/16/2029	1,047	1,044,657
Mountain View CLO X Ltd. 2015-10A BR†	1.616%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	623	610,633
Mountain View CLO XIV Ltd. 2019-1A A1†	1.765%(3 Mo. LIBOR + 1.49%)	#	4/15/2029	1,422	1,415,124
Navient Private Education Refi Loan Trust 2018-DA A2A†	4.00%		12/15/2059	565	593,719
Neuberger Berman Loan Advisers CLO Ltd. 2019-35A A1†	1.612%(3 Mo. LIBOR + 1.34%)	#	1/19/2033	2,000	1,989,721
Northwoods Capital 20 Ltd. 2019-20A C†	3.045%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	603	603,947
Northwoods Capital 20 Ltd. 2019-20A D†	4.495%(3 Mo. LIBOR + 4.25%)	#	1/25/2030	698	697,993
Octagon Investment Partners 29 Ltd. 2016-1A AR†	1.444%(3 Mo. LIBOR + 1.18%)	#	1/24/2033	1,028	1,016,526
Octagon Investment Partners 48 Ltd. 2020-3A A†	Zero Coupon	#(c)	10/20/2031	1,200	1,196,692
Orec Ltd. 2018-CRE1 A†	1.332%(1 Mo. LIBOR + 1.18%)	#	6/15/2036	1,030	1,017,279
Palmer Square Loan Funding Ltd. 2018-1A A1†	0.875%(3 Mo. LIBOR + .60%)	#	4/15/2026	498	496,496
Palmer Square Loan Funding Ltd. 2018-1A A2†	1.325%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	414	408,946
Palmer Square Loan Funding Ltd. 2018-1A B†	1.675%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	314	308,963
Palmer Square Loan Funding Ltd. 2018-5A A2†	1.672%(3 Mo. LIBOR + 1.40%)	#	1/20/2027	255	251,334
Pennsylvania Higher Education Assistance Agency 2006-1 B	0.515%(3 Mo. LIBOR + .27%)	#	4/25/2038	206	194,272
PFS Financing Corp. 2018-B†	3.08%		2/15/2023	469	467,784
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	496	467,429
Salem Fields CLO Ltd. 2016-2A A1R†	1.395%(3 Mo. LIBOR + 1.15%)	#	10/25/2028	1,153	1,150,675

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SCF Equipment Leasing LLC 2017-2A A†	3.41%	12/20/2023	$84	$84,015
SCF Equipment Leasing LLC 2018-1A A2†	3.63%	10/20/2024	339	341,855
SCF Equipment Leasing LLC 2019-1A C†	3.92%	11/20/2026	2,132	2,154,698
SCF Equipment Leasing LLC 2019-2A B†	2.76%	8/20/2026	1,442	1,488,746
SCF Equipment Leasing LLC 2019-2A C†	3.11%	6/21/2027	1,046	1,077,235
Shackleton CLO Ltd. 2016-9A B†	2.172%(3 Mo. LIBOR + 1.90%) #	10/20/2028	499	498,232
Shackleton CLO Ltd. 2019-14A A2†	2.172%(3 Mo. LIBOR + 1.90%) #	7/20/2030	1,687	1,687,565
SLC Student Loan Trust 2008-1 A4A	1.85%(3 Mo. LIBOR + 1.60%) #	12/15/2032	999	1,012,830
Sound Point CLO XI Ltd. 2016-1A AR†	1.372%(3 Mo. LIBOR + 1.10%) #	7/20/2028	591	586,085
Sound Point CLO XV Ltd. 2017-1A C†	2.756%(3 Mo. LIBOR + 2.50%) #	1/23/2029	570	560,717
Towd Point Asset Trust 2018-SL1 A†	0.775%(1 Mo. LIBOR + .60%) #	1/25/2046	596	586,569
TPG Real Estate Finance Issuer Ltd. 2018-FL2 A†	1.281%(1 Mo. LIBOR + 1.13%) #	11/15/2037	1,050	1,042,177
Westgate Resorts LLC 2018-1A A†	3.38%	12/20/2031	219	221,367
Wingstop Funding LLC 2018-1 A2†	4.97%	12/5/2048	842	867,225
Total				50,064,455
Total Asset-Backed Securities (cost $95,524,662)				95,592,210

CORPORATE BONDS 43.32%

Aerospace/Defense 1.53%

BAE Systems plc (United Kingdom)†(d)	3.40%	4/15/2030	1,273	1,427,930
Boeing Co. (The)	4.875%	5/1/2025	2,981	3,256,478
Boeing Co. (The)	5.04%	5/1/2027	1,942	2,136,077
Raytheon Technologies Corp.	2.25%	7/1/2030	1,724	1,815,292
Signature Aviation US Holdings, Inc.†	4.00%	3/1/2028	693	645,661
TransDigm, Inc.	6.375%	6/15/2026	702	706,387
Total				9,987,825

Air Transportation 0.40%

Delta Air Lines, Inc.†	7.00%	5/1/2025	1,287	1,414,844
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.50%	10/20/2025	568	583,402
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	576	598,454
Total				2,596,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Apparel 0.20%

PVH Corp.	7.75%	11/15/2023	$561	$645,787
William Carter Co. (The)†	5.50%	5/15/2025	611	641,168
Total				1,286,955

Auto Parts: Original Equipment 0.23%

American Axle & Manufacturing, Inc.	6.50%	4/1/2027	705	683,409
BorgWarner, Inc.	2.65%	7/1/2027	428	452,384
Clarios Global LP/Clarios US Finance Co.†	8.50%	5/15/2027	352	365,781
Total				1,501,574

Automotive 0.72%

Ford Motor Co.	7.45%	7/16/2031	1,072	1,231,390
General Motors Financial Co., Inc.	3.60%	6/21/2030	2,135	2,206,574
Navistar International Corp.†	9.50%	5/1/2025	548	616,517
Tesla, Inc.†	5.30%	8/15/2025	656	679,780
Total				4,734,261

Banks: Regional 6.04%

Akbank T.A.S. (Turkey)†(d)	5.00%	10/24/2022	385	378,072
Banco de Credito e Inversiones SA (Chile)†(d)	3.50%	10/12/2027	535	583,003
Banco do Brasil SA†	4.625%	1/15/2025	630	664,656
Bank of America Corp.	3.593%(3 Mo. LIBOR + 1.37%) #	7/21/2028	3,360	3,767,926
Bank of America Corp.	3.95%	4/21/2025	250	277,902
Bank of America Corp.	3.97%(3 Mo. LIBOR+ 1.07%) #	3/5/2029	864	992,037
Bank of America Corp.	4.00%	1/22/2025	728	811,280
Bank of America Corp.	4.45%	3/3/2026	315	361,935
Citigroup, Inc.	2.666%(SOFR + 1.15%) #	1/29/2031	816	860,029
Citigroup, Inc.	3.887%(3 Mo. LIBOR + 1.56%) #	1/10/2028	2,329	2,637,221
Citigroup, Inc.	3.98%(3 Mo. LIBOR + 1.34%) #	3/20/2030	1,294	1,493,023
Citigroup, Inc.	4.45%	9/29/2027	552	640,175
JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028	553	620,425
JPMorgan Chase & Co.	3.782%(3 Mo. LIBOR + 1.34%) #	2/1/2028	3,099	3,507,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
JPMorgan Chase & Co.	3.96%(3 Mo. LIBOR + 1.25%) #	1/29/2027	$694	$792,423
Kookmin Bank (South Korea)†(d)	1.75%	5/4/2025	760	785,309
Macquarie Group Ltd. (Australia)†(d)	4.654%(3 Mo. LIBOR + 1.73%) #	3/27/2029	1,431	1,649,063
Morgan Stanley	3.625%	1/20/2027	1,405	1,589,370
Morgan Stanley	3.875%	1/27/2026	1,525	1,740,258
Morgan Stanley	4.431%(3 Mo. LIBOR + 1.63%) #	1/23/2030	870	1,042,114
Morgan Stanley	7.25%	4/1/2032	84	126,546
Popular, Inc.	6.125%	9/14/2023	107	113,275
Santander UK plc (United Kingdom)(d)	7.95%	10/26/2029	902	1,181,479
Toronto-Dominion Bank (The) (Canada)(d)	3.625%(5 Yr. Swap rate + 2.21%) #	9/15/2031	1,378	1,549,331
Truist Bank	2.25%	3/11/2030	637	657,103
Turkiye Garanti Bankasi AS (Turkey)†(d)	5.875%	3/16/2023	700	695,268
UBS AG (Switzerland)(d)	5.125%	5/15/2024	1,399	1,544,146
Wachovia Corp.	7.574%	8/1/2026	660	850,306
Wells Fargo & Co.	2.393%(SOFR + 2.10%) #	6/2/2028	7,203	7,523,448
Total				39,434,562

Beverages 0.11%

Becle SAB de CV (Mexico)†(d)	3.75%	5/13/2025	350	373,888
Fomento Economico Mexicano SAB de CV (Mexico)(d)	4.375%	5/10/2043	300	365,617
Total				739,505

Biotechnology Research & Production 0.85%

Biogen, Inc.	2.25%	5/1/2030	3,106	3,175,926
Regeneron Pharmaceuticals, Inc.	1.75%	9/15/2030	1,599	1,561,796
Royalty Pharma plc†	1.75%	9/2/2027	810	810,609
Total				5,548,331

Building Materials 0.29%

Cemex SAB de CV (Mexico)†(d)	5.45%	11/19/2029	620	628,525
Forterra Finance LLC/FRTA Finance Corp.†	6.50%	7/15/2025	616	651,990
Griffon Corp.	5.75%	3/1/2028	587	614,137
Total				1,894,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Business Services 0.90%

Adani Ports & Special Economic Zone Ltd. (India)†(d)	4.00%	7/30/2027	$275	$274,352
CoStar Group, Inc.†	2.80%	7/15/2030	381	395,174
Garda World Security Corp. (Canada)†(d)	9.50%	11/1/2027	612	643,634
Global Payments, Inc.	3.20%	8/15/2029	501	547,948
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	677	696,464
PayPal Holdings, Inc.	2.85%	10/1/2029	1,767	1,946,493
PayPal Holdings, Inc.	3.25%	6/1/2050	387	429,467
Pepperdine University	3.301%	12/1/2059	294	323,697
United Rentals North America, Inc.	4.875%	1/15/2028	592	622,340
Total				5,879,569

Chemicals 0.83%

Ashland LLC	6.875%	5/15/2043	272	349,328
CF Industries, Inc.	4.95%	6/1/2043	619	722,110
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	3.50%	7/19/2022	580	595,209
CNAC HK Finbridge Co. Ltd. (Hong Kong)(d)	4.125%	7/19/2027	1,300	1,405,114
Nutrition & Biosciences, Inc.†	1.832%	10/15/2027	468	470,446
Orbia Advance Corp. SAB de CV (Mexico)†(d)	4.875%	9/19/2022	205	217,817
Phosagro OAO Via Phosagro Bond Funding DAC (Ireland)†(d)	3.949%	4/24/2023	960	998,941
Tronox, Inc.†	6.50%	4/15/2026	634	635,189
Total				5,394,154

Coal 0.09%

Warrior Met Coal, Inc.†	8.00%	11/1/2024	586	597,263

Computer Hardware 0.50%

Dell International LLC/EMC Corp.†	5.45%	6/15/2023	251	275,346
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	158	185,784
Dell International LLC/EMC Corp.†	8.35%	7/15/2046	1,189	1,580,043
Hewlett Packard Enterprise Co.	0.929%(3 Mo. LIBOR + .68%) #	3/12/2021	543	544,132
Western Digital Corp.	4.75%	2/15/2026	600	648,750
Total				3,234,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computer Software 0.51%

Logan Merger Sub, Inc.†	5.50%	9/1/2027	$627	$637,580
Oracle Corp.	2.95%	4/1/2030	1,809	2,026,662
ServiceNow, Inc.	1.40%	9/1/2030	706	688,052
Total				3,352,294

Construction/Homebuilding 0.63%

Century Communities, Inc.	6.75%	6/1/2027	576	612,233
NVR, Inc.	3.00%	5/15/2030	1,703	1,841,420
PulteGroup, Inc.	5.50%	3/1/2026	576	658,313
Toll Brothers Finance Corp.	4.35%	2/15/2028	588	640,073
TRI Pointe Group, Inc.	5.25%	6/1/2027	310	332,029
Total				4,084,068

Containers 0.14%

Ball Corp.	2.875%	8/15/2030	894	885,060

Drugs 1.40%

AbbVie, Inc.†	3.20%	11/21/2029	867	957,019
Bayer Corp.†	6.65%	2/15/2028	271	351,876
Bayer US Finance II LLC†	3.875%	12/15/2023	881	963,701
Cigna Corp.	4.125%	11/15/2025	1,519	1,743,298
CVS Health Corp.	3.625%	4/1/2027	1,445	1,625,998
CVS Health Corp.	4.30%	3/25/2028	3,013	3,529,125
Total				9,171,017

Electric: Power 3.81%

Ameren Corp.	3.50%	1/15/2031	1,916	2,194,549
Ausgrid Finance Pty Ltd. (Australia)†(d)	4.35%	8/1/2028	1,118	1,279,898
Calpine Corp.†	4.50%	2/15/2028	588	603,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Calpine Corp.†	5.125%	3/15/2028	$609	$631,177
Clearway Energy Operating LLC	5.75%	10/15/2025	274	289,099
Cleco Corporate Holdings LLC	3.375%	9/15/2029	480	488,342
Dominion Energy South Carolina, Inc.	6.625%	2/1/2032	246	352,627
Dominion Energy, Inc.	3.375%	4/1/2030	1,307	1,475,815
DTE Electric Co.	2.625%	3/1/2031	2,185	2,402,314
Emera US Finance LP	3.55%	6/15/2026	3,814	4,258,107
Emirates Semb Corp., Water & Power Co. PJSC (United Arab Emirates)†(d)	4.45%	8/1/2035	275	320,375
Eskom Holdings SOC Ltd. (South Africa)†(d)	6.35%	8/10/2028	925	933,894
Exelon Corp.	4.05%	4/15/2030	557	652,976
Exelon Generation Co. LLC	3.25%	6/1/2025	1,439	1,575,213
Exelon Generation Co. LLC	5.60%	6/15/2042	271	320,846
FirstEnergy Corp.	2.65%	3/1/2030	973	993,400
ITC Holdings Corp.	3.35%	11/15/2027	530	593,667
Liberty Utilities Finance GP 1†	2.05%	9/15/2030	1,105	1,091,953
Listrindo Capital BV (Netherlands)†(d)	4.95%	9/14/2026	985	1,017,012
Minejesa Capital BV (Netherlands)†(d)	4.625%	8/10/2030	250	257,793
NRG Energy, Inc.	5.75%	1/15/2028	155	167,497
Pennsylvania Electric Co.†	3.60%	6/1/2029	597	673,312
PSEG Power LLC	8.625%	4/15/2031	447	644,388
Vistra Operations Co. LLC†	3.55%	7/15/2024	1,550	1,651,947
Total				24,869,383

Electrical Equipment 0.66%

Broadcom Corp./Broadcom Cayman Finance Ltd.	3.875%	1/15/2027	2,448	2,718,181
Micron Technology, Inc.	2.497%	4/24/2023	361	375,173
NXP BV/NXP Funding LLC (Netherlands)†(d)	3.15%	5/1/2027	1,134	1,230,212
Total				4,323,566

Electronics 0.29%

Roper Technologies, Inc.	1.40%	9/15/2027	1,863	1,882,701
Trimble, Inc.	4.90%	6/15/2028	11	12,990
Total				1,895,691

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy Equipment & Services 0.28%

Enviva Partners LP/Enviva Partners Finance Corp.†	6.50%	1/15/2026	$585	$617,541
Greenko Solar Mauritius Ltd. (Mauritius)†(d)	5.95%	7/29/2026	620	644,024
TerraForm Power Operating LLC†	4.75%	1/15/2030	562	598,367
Total				1,859,932

Engineering & Contracting Services 0.15%

China Railway Resources Huitung Ltd. (Hong Kong)(d)	3.85%	2/5/2023	900	947,799

Entertainment 0.42%

Caesars Entertainment Inc.†	8.125%	7/1/2027	616	653,764
Penn National Gaming, Inc.†	5.625%	1/15/2027	608	631,499
Scientific Games International, Inc.†	7.25%	11/15/2029	622	632,381
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(d)	7.00%	7/15/2026	287	305,476
Vail Resorts, Inc.†	6.25%	5/15/2025	474	503,625
Total				2,726,745

Financial Services 1.70%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.50%	1/15/2025	1,388	1,352,632
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	3.875%	1/23/2028	916	844,395
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(d)	4.875%	1/16/2024	523	542,033
Affiliated Managers Group, Inc.	3.50%	8/1/2025	125	137,259
Ally Financial, Inc.	8.00%	11/1/2031	467	640,746
Ameriprise Financial, Inc.	3.00%	4/2/2025	999	1,094,331
Brightsphere Investment Group, Inc.	4.80%	7/27/2026	489	519,330
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	876	491,448
International Lease Finance Corp.	5.875%	8/15/2022	156	166,978
Nationstar Mortgage Holdings, Inc.†	5.50%	8/15/2028	624	624,390
Navient Corp.	5.00%	3/15/2027	1,091	1,025,987
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	541	607,665
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	677	751,355
OneMain Finance Corp.	5.375%	11/15/2029	1,093	1,139,453
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.†	3.625%	3/1/2029	406	403,209
SURA Asset Management SA (Colombia)†(d)	4.375%	4/11/2027	700	775,999
Total				11,117,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food 0.85%

Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC†	4.875%	2/15/2030	$933	$973,586
Arcor SAIC (Argentina)†(d)	6.00%	7/6/2023	297	261,214
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	638	661,533
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.†	6.50%	4/15/2029	1,093	1,214,563
Kraft Heinz Foods Co.	4.375%	6/1/2046	1,260	1,297,382
Minerva Luxembourg SA (Luxembourg)†(d)	5.875%	1/19/2028	503	523,251
Sysco Corp.	2.40%	2/15/2030	609	615,642
Total				5,547,171

Health Care Products 1.00%

Alcon Finance Corp.†	2.60%	5/27/2030	2,490	2,638,422
Boston Scientific Corp.	2.65%	6/1/2030	1,705	1,817,461
Stryker Corp.	1.95%	6/15/2030	1,122	1,144,989
Zimmer Biomet Holdings, Inc.	5.75%	11/30/2039	715	953,992
Total				6,554,864

Health Care Services 2.60%

Adventist Health System	2.952%	3/1/2029	360	382,415
Advocate Health & Hospitals Corp.	2.211%	6/15/2030	1,163	1,212,379
Anthem, Inc.	2.25%	5/15/2030	1,878	1,931,435
Centene Corp.	3.375%	2/15/2030	605	628,634
CommonSpirit Health	3.347%	10/1/2029	1,975	2,096,096
DaVita, Inc.†	3.75%	2/15/2031	918	886,834
HCA, Inc.	4.125%	6/15/2029	2,089	2,362,926
HCA, Inc.	4.50%	2/15/2027	820	921,824
HCA, Inc.	5.25%	6/15/2026	886	1,035,136
LifePoint Health, Inc.†	6.75%	4/15/2025	1,149	1,212,195
MEDNAX, Inc.†	6.25%	1/15/2027	1,246	1,294,258
New York and Presbyterian Hospital (The)	3.954%	12/31/2099	189	204,094
Radiology Partners, Inc.†	9.25%	2/1/2028	657	684,922
Select Medical Corp.†	6.25%	8/15/2026	571	594,719
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	588	627,323
Tenet Healthcare Corp.†	6.25%	2/1/2027	885	914,740
Total				16,989,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Household Equipment/Products 0.12%

Kimberly-Clark de Mexico SAB de CV (Mexico)†(d)	3.80%	4/8/2024	$100	$107,419
Newell Brands, Inc.	5.875%	4/1/2036	580	669,912
Total				777,331

Insurance 0.24%

Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,250	1,579,008

Investment Management Companies 0.06%

Temasek Financial I Ltd. (Singapore)†(d)(e)	2.50%	10/6/2070	380	374,007	(b)

Leisure 0.21%

Carnival Corp.†	11.50%	4/1/2023	855	959,682
Royal Caribbean Cruises Ltd.†	11.50%	6/1/2025	363	422,122
Total				1,381,804

Lodging 0.10%

Boyd Gaming Corp.	4.75%	12/1/2027	406	399,224
Boyd Gaming Corp.	6.00%	8/15/2026	268	277,329
Total				676,553

Machinery: Agricultural 0.80%

BAT Capital Corp.	4.70%	4/2/2027	487	559,505
BAT Capital Corp.	4.906%	4/2/2030	2,614	3,088,159
MHP Lux SA (Luxembourg)†(d)	6.25%	9/19/2029	1,240	1,184,175
MHP Lux SA (Luxembourg)†(d)	6.95%	4/3/2026	370	372,871
Total				5,204,710

Machinery: Industrial/Specialty 0.67%

IDEX Corp.	3.00%	5/1/2030	762	839,872
Kennametal, Inc.	4.625%	6/15/2028	553	617,870
nVent Finance Sarl (Luxembourg)(d)	4.55%	4/15/2028	2,038	2,201,663
Vertical US Newco, Inc.†	5.25%	7/15/2027	702	730,880
Total				4,390,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media 1.55%

AMC Networks, Inc.	4.75%	8/1/2025	$289	$299,173
AMC Networks, Inc.	5.00%	4/1/2024	636	651,105
CCO Holdings LLC/CCO Holdings Capital Corp.†	4.75%	3/1/2030	645	683,700
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.00%	2/1/2028	596	627,141
Cox Communications, Inc.†	8.375%	3/1/2039	1,444	2,357,317
CSC Holdings LLC†	5.50%	4/15/2027	563	593,177
DISH DBS Corp.	7.75%	7/1/2026	1,231	1,354,869
Globo Comunicacao e Participacoes SA (Brazil)†(d)	4.875%	1/22/2030	950	939,217
Gray Television, Inc.†	7.00%	5/15/2027	280	303,909
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027	616	647,117
Scripps Escrow, Inc.†	5.875%	7/15/2027	603	582,649
Time Warner Cable LLC	7.30%	7/1/2038	211	298,874
Time Warner Entertainment Co. LP	8.375%	7/15/2033	502	769,332
Total				10,107,580

Metals & Minerals: Miscellaneous 1.52%

Anglo American Capital plc (United Kingdom)†(d)	4.00%	9/11/2027	1,457	1,608,715
Anglo American Capital plc (United Kingdom)†(d)	4.75%	4/10/2027	1,530	1,759,621
Chinalco Capital Holdings Ltd.	4.00%	8/25/2021	640	652,800
Freeport-McMoRan, Inc.	4.125%	3/1/2028	1,282	1,300,429
Glencore Funding LLC†	4.875%	3/12/2029	1,973	2,309,720
Hecla Mining Co.	7.25%	2/15/2028	1,387	1,505,242
Kinross Gold Corp. (Canada)(d)	5.95%	3/15/2024	281	320,669
MMC Norilsk Nickel OJSC via MMC Finance DAC (Ireland)†(d)	4.10%	4/11/2023	430	449,032
Total				9,906,228

Natural Gas 0.93%

CenterPoint Energy Resources Corp.(e)	1.75%	10/1/2030	1,530	1,534,949
ENN Energy Holdings Ltd. (China)†(d)	2.625%	9/17/2030	390	390,207
National Fuel Gas Co.	5.50%	1/15/2026	1,122	1,225,942
NiSource, Inc.	3.49%	5/15/2027	2,631	2,935,165
Total				6,086,263

Oil 2.49%

Afren plc (United Kingdom)†(d)(f)	6.625%	12/9/2020	244	1,195
Apache Corp.	4.375%	10/15/2028	763	699,576
Citgo Holding, Inc.†	9.25%	8/1/2024	603	575,865
Continental Resources, Inc.	3.80%	6/1/2024	660	613,543
Diamondback Energy, Inc.	3.50%	12/1/2029	756	730,875
Diamondback Energy, Inc.	4.75%	5/31/2025	297	320,653
Empresa Nacional del Petroleo (Chile)†(d)	3.75%	8/5/2026	750	797,591

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Equinor ASA (Norway)(d)	7.15%	11/15/2025	$605	$777,696
Gazprom PJSC Via Gaz Capital SA (Luxembourg)†(d)	4.95%	2/6/2028	200	223,640
Laredo Petroleum, Inc.	9.50%	1/15/2025	1,156	689,970
MEG Energy Corp. (Canada)†(d)	7.00%	3/31/2024	596	555,770
MEG Energy Corp. (Canada)†(d)	7.125%	2/1/2027	557	500,927
Occidental Petroleum Corp.	7.875%	9/15/2031	772	752,217
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	799	796,503
PDC Energy, Inc.	5.75%	5/15/2026	779	728,365
Pertamina Persero PT (Indonesia)†(d)	4.15%	2/25/2060	200	199,030
Pertamina Persero PT (Indonesia)†(d)	4.70%	7/30/2049	400	430,131
Petroleos Mexicanos (Mexico)(d)	4.50%	1/23/2026	956	849,836
Petroleos Mexicanos (Mexico)(d)	5.35%	2/12/2028	2,750	2,357,355
Range Resources Corp.†	9.25%	2/1/2026	650	668,993
Saudi Arabian Oil Co. (Saudi Arabia)†(d)	2.875%	4/16/2024	1,050	1,102,836
Sinopec Group Overseas Development Ltd.†	4.375%	10/17/2023	364	399,580
SM Energy Co.	6.75%	9/15/2026	376	168,659
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(d)	3.25%	8/15/2030	470	475,435
WPX Energy, Inc.	5.25%	9/15/2024	615	644,212
YPF SA (Argentina)†(d)	8.50%	7/28/2025	281	205,832
Total				16,266,285

Oil: Crude Producers 0.86%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(d)	4.60%	11/2/2047	320	393,299
AI Candelaria Spain SLU (Spain)†(d)	7.50%	12/15/2028	250	270,438
Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	825	548,043
Cheniere Corpus Christi Holdings LLC†	3.70%	11/15/2029	384	399,617
MPLX LP	3.375%	3/15/2023	1,064	1,121,835
MPLX LP	5.25%	1/15/2025	1,112	1,152,911
Sabine Pass Liquefaction LLC	5.875%	6/30/2026	882	1,043,934
Western Midstream Operating LP	5.05%	2/1/2030	701	684,351
Total				5,614,428
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.	3.337%	12/15/2027	1,460	1,551,713
National Oilwell Varco, Inc.	3.60%	12/1/2029	2,533	2,461,391
Total				4,013,104

Paper & Forest Products 0.13%

Suzano Austria GmbH (Brazil)(d)	3.75%	1/15/2031	821	824,038

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate 2.37%

Country Garden Holdings Co. Ltd. (China)(d)	4.75%	1/17/2023	$226	$232,215
Country Garden Holdings Co. Ltd. (China)(d)	4.75%	9/28/2023	993	1,014,774
EPR Properties	4.95%	4/15/2028	1,069	1,033,450
Equinix, Inc.(e)	1.55%	3/15/2028	1,856	1,857,422
Equinix, Inc.	2.625%	11/18/2024	942	1,002,369
ESH Hospitality, Inc.†	4.625%	10/1/2027	654	642,568
HAT Holdings I LLC/HAT Holdings II LLC†	5.25%	7/15/2024	1,196	1,248,684
Healthcare Trust of America Holdings LP	3.10%	2/15/2030	895	963,746
Kaisa Group Holdings Ltd. (China)(d)	9.375%	6/30/2024	330	311,850
Kaisa Group Holdings Ltd. (China)†(d)	11.95%	10/22/2022	390	403,738
Longfor Group Holdings Ltd. (China)(d)	4.50%	1/16/2028	1,080	1,188,761
Sunac China Holdings Ltd. (China)(d)	7.875%	2/15/2022	920	931,500
VEREIT Operating Partnership LP	4.875%	6/1/2026	2,378	2,652,839
WEA Finance LLC†	2.875%	1/15/2027	1,246	1,230,217
Yuzhou Group Holdings Co. Ltd. (China)(d)	6.00%	10/25/2023	270	267,974
Zhenro Properties Group Ltd. (China)(d)	8.65%	1/21/2023	500	511,244
Total				15,493,351

Retail 0.98%

AutoNation, Inc.	4.75%	6/1/2030	115	136,309
Gap, Inc. (The)†	8.625%	5/15/2025	568	623,025
IRB Holding Corp.†	7.00%	6/15/2025	576	615,182
Lithia Motors, Inc.†	4.625%	12/15/2027	1,317	1,363,095
Murphy Oil USA, Inc.	4.75%	9/15/2029	357	381,031
PetSmart, Inc.†	5.875%	6/1/2025	908	931,699
Rite Aid Corp.†	8.00%	11/15/2026	990	991,856
Sally Holdings LLC/Sally Capital, Inc.	5.625%	12/1/2025	611	620,254
Walgreens Boots Alliance, Inc.	3.20%	4/15/2030	681	715,295
Total				6,377,746

Steel 0.10%

GUSAP III LP†	4.25%	1/21/2030	635	662,146

Technology 1.36%

Alibaba Group Holding Ltd.(China)(d)	3.40%	12/6/2027	856	959,883
Baidu, Inc. (China)(d)	3.50%	11/28/2022	433	454,610
JD.com, Inc. (China)(d)	3.375%	1/14/2030	1,585	1,719,460
Match Group Holdings II LLC†	5.00%	12/15/2027	302	319,685

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Technology (continued)

Match Group Holdings II LLC†	5.625%	2/15/2029	$287	$310,264
Netflix, Inc.	6.375%	5/15/2029	1,326	1,632,637
Prosus NV (Netherlands)†(d)	3.68%	1/21/2030	230	248,554
Prosus NV (Netherlands)†(d)	5.50%	7/21/2025	770	885,577
Tencent Holdings Ltd. (China)†(d)	3.595%	1/19/2028	2,160	2,380,103
Total				8,910,773

Telecommunications 0.44%

AT&T, Inc.	4.30%	2/15/2030	503	596,445
Consolidated Communications, Inc.	6.50%	10/1/2022	679	679,900
Ooredoo International Finance Ltd.†	3.75%	6/22/2026	300	335,707
Sprint Capital Corp.	6.875%	11/15/2028	534	666,010
Zayo Group Holdings, Inc.†	4.00%	3/1/2027	602	593,289
Total				2,871,351

Toys 0.10%

Mattel, Inc.†	6.75%	12/31/2025	604	637,824

Transportation: Miscellaneous 0.46%

Autoridad del Canal de Panama (Panama)†(d)	4.95%	7/29/2035	200	249,611
Huntington Ingalls Industries, Inc.†	3.844%	5/1/2025	456	501,473
Pelabuhan Indonesia III Persero PT (Indonesia)†(d)	4.50%	5/2/2023	220	233,215
Watco Cos LLC/Watco Finance Corp.†	6.50%	6/15/2027	1,025	1,050,625
XPO Logistics, Inc.†	6.25%	5/1/2025	910	970,856
Total				3,005,780

Utilities 0.09%

Aegea Finance Sarl (Luxembourg)†(d)	5.75%	10/10/2024	574	592,302
Total Corporate Bonds (cost $271,296,838)				282,907,033

FOREIGN GOVERNMENT OBLIGATIONS 3.67%

Bermuda 0.30%

Bermuda Government International Bond†	2.375%	8/20/2030	1,910	1,936,263

Dominican Republic 0.10%

Dominican Republic International Bond †(d)	4.875%	9/23/2032	691	688,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Egypt 0.34%

Republic of Egypt†(d)	4.55%	11/20/2023	$200	$200,500
Republic of Egypt†(d)	6.125%	1/31/2022	220	225,928
Republic of Egypt†(d)	6.588%	2/21/2028	575	570,078
Republic of Egypt†(d)	7.60%	3/1/2029	995	1,023,235
Republic of Egypt†(d)	7.903%	2/21/2048	200	185,341
Total				2,205,082

Ghana 0.20%

Republic of Ghana†(d)	6.375%	2/11/2027	1,455	1,314,936

Indonesia 0.55%

Indonesia Government International Bond(d)	4.75%	1/8/2026	1,660	1,930,921
Republic of Indonesia(d)	3.40%	9/18/2029	1,500	1,645,311
Total				3,576,232

Latvia 0.04%

Republic of Latvia†(d)	5.25%	6/16/2021	258	266,855

Nigeria 0.28%

Republic of Nigeria†(d)	6.375%	7/12/2023	600	614,028
Republic of Nigeria†(d)	7.143%	2/23/2030	1,265	1,205,203
Total				1,819,231

Peru 0.22%

Peruvian Government International Bond(d)	2.392%	1/23/2026	1,366	1,433,617

Qatar 0.84%

State of Qatar†(d)	3.25%	6/2/2026	2,755	3,036,462
State of Qatar†(d)	4.00%	3/14/2029	1,725	2,020,389
State of Qatar†(d)	5.103%	4/23/2048	310	431,741
Total				5,488,592

Saudi Arabia 0.23%

Saudi Government International Bond†(d)	3.25%	10/22/2030	1,400	1,523,928

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Turkey 0.31%

Republic of Turkey(d)	4.25%		4/14/2026	$820	$741,801
Republic of Turkey(d)	5.25%		3/13/2030	445	397,378
Republic of Turkey(d)	5.75%		3/22/2024	510	502,363
Turkiye Ihracat Kredi Bankasi AS†(d)	8.25%		1/24/2024	400	408,216
Total					2,049,758

Ukraine 0.05%

Ukraine Government International Bond†(d)	7.75%		9/1/2024	299	300,869

United Arab Emirates 0.21%

Abu Dhabi Government International Bond†(d)	2.50%		9/30/2029	1,300	1,391,738
Total Foreign Government Obligations (cost $23,648,159)					23,996,028

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.18%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.194	%#(g)	2/25/2032	2,700	325,764
Government National Mortgage Assoc. 2015-48 AS	2.90	%#(g)	2/16/2049	623	655,034
Government National Mortgage Assoc. 2015-73 AC	2.90	%#(g)	2/16/2053	195	205,024
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $1,164,967)					1,185,822

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 23.50%

Federal Home Loan Mortgage Corp.	4.00%		10/1/2049	1,398	1,597,887
Federal National Mortgage Assoc.(h)	2.50%		TBA	9,356	9,813,567
Federal National Mortgage Assoc.	3.365%(12 Mo. LIBOR + 1.79%)	#	3/1/2042	221	230,831
Federal National Mortgage Assoc.	3.50%		9/1/2047 - 3/1/2050	10,956	11,858,532
Federal National Mortgage Assoc.(h)	3.50%		TBA	48,000	50,608,125
Federal National Mortgage Assoc.	4.00%		1/1/2048	1,722	1,967,589
Federal National Mortgage Assoc.(h)	4.00%		TBA	72,589	77,415,035
Total Government Sponsored Enterprises Pass-Throughs (cost $152,917,211)					153,491,566

MUNICIPAL BONDS 0.79%

Miscellaneous

California	7.30%		10/1/2039	235	386,361
California	7.625%		3/1/2040	350	606,592
California Health Facilities Financing Authority	3.034%		6/1/2034	350	370,573

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous (continued)

Foothill-Eastern Transportation Corridor Agency	4.094%		1/15/2049	$646	$686,414
Massachusetts School Building Authority	3.395%		10/15/2040	895	963,324
Michigan Finance Authority	3.084%		12/1/2034	940	1,012,446
Permanent University Fund - Texas A&M University System	3.66%		7/1/2047	680	748,761
University of California Bond of Regents	3.006%		5/15/2050	375	406,069
Total Municipal Bonds (cost $4,843,310)					5,180,540

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.23%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(g)	12/25/2059	326	329,251
Angel Oak Mortgage Trust I LLC 2019-4 A1†	2.993	%#(g)	7/26/2049	853	867,017
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.102%(1 Mo. LIBOR + .95%)	#	6/15/2035	537	512,102
BBCMS Mortgage Trust 2019-BWAY A†	1.108%(1 Mo. LIBOR + .96%)	#	11/25/2034	655	637,371
BBCMS Mortgage Trust 2019-BWAY B†	1.462%(1 Mo. LIBOR + 1.31%)	#	11/25/2034	288	277,678
BX Trust 2018-GW A†	0.952%(1 Mo. LIBOR + .80%)	#	5/15/2035	1,467	1,420,331
BX Trust 2019-OC11 A†	3.202%		12/9/2041	1,251	1,332,582
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%		2/10/2049	1,250	843,124
COMM 2015-LC19 Mortgage Trust 2015-LC19 A4	3.183%		2/10/2048	417	452,689
Commercial Mortgage Pass-Through Certificates 2014-CR17 A5	3.977%		5/10/2047	1,000	1,100,093
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.134	%#(g)	8/10/2047	505	15,072
Commercial Mortgage Pass-Through Certificates 2015-PC1 AM	4.29	%#(g)	7/10/2050	510	572,014
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.577	%#(g)	7/10/2050	178	190,011
Commercial Mortgage Pass-Through Certificates 2015-PC1 C	4.577	%#(g)	7/10/2050	410	392,818
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.577	%#(g)	7/10/2050	574	446,640
Commercial Mortgage Pass-Through Certificates 2016-COR1 AM	3.494%		10/10/2049	299	328,567
Credit Suisse Mortgage Capital Certificates 2020-AFC1 A1†	2.24	%#(g)	2/25/2050	737	748,979
Credit Suisse Mortgage Capital Certificates 2020-SPT1 A1†	1.70%		4/25/2065	1,503	1,510,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CSAIL Commercial Mortgage Trust 2015-C2 C	4.33	%#(g)	6/15/2057	$700	$560,516
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	709	788,021
CSMC Series 2019-UVIL A†	3.16%		12/15/2041	2,183	2,145,268
DBWF Mortgage Trust 2018-GLKS A†	1.186%(1 Mo. LIBOR + 1.03%)	#	12/19/2030	1,008	981,627
Deephaven Residential Mortgage Trust 2019-3A A1†	2.964	%#(g)	7/25/2059	909	923,754
Deephaven Residential Mortgage Trust 2019-4A A1†	2.791	%#(g)	10/25/2059	601	610,900
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339	%#(g)	1/25/2060	447	451,717
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	354	362,257
Great Wolf Trust 2019-WOLF A†	1.186%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	3,216	3,111,287
GS Mortgage Securities Corp. Trust 2018-RIVR A†	1.102%(1 Mo. LIBOR + .95%)	#	7/15/2035	682	650,453
GS Mortgage Securities Trust 2015-GC32 C	4.569	%#(g)	7/10/2048	195	192,718
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%		8/5/2034	668	548,296
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331	%#(g)	8/5/2034	629	326,257
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.41	%#(g)	7/15/2048	374	369,511
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ A†	1.152%(1 Mo. LIBOR + 1.00%)	#	6/15/2032	1,213	1,162,930
JPMorgan Chase Commercial Mortgage Securities Trust 2018-LAQ B†	1.452%(1 Mo. LIBOR + 1.30%)	#	6/15/2032	995	942,196
JPMorgan Chase Commercial Mortgage Securities Trust 2018-MINN†	2.02%(1 Mo. LIBOR + 1.02%)	#	11/15/2035	542	521,898
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT AFL†	1.109%(1 Mo. LIBOR + .95%)	#	7/5/2033	365	360,768
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFL†	1.409%(1 Mo. LIBOR + 1.25%)	#	7/5/2033	1,130	1,111,522
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT BFX†	4.549%		7/5/2033	340	354,948
JPMorgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX†	4.95%		7/5/2033	453	468,926
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%		10/25/2036	11	7,389
Morgan Stanley Bank of America Merrill Lynch Trust 2012-CKSV A2 IO	0.718	%#(g)	7/15/2050	15,268	356,516
New Residential Mortgage Loan Trust 2019-NQM3 A1†	2.802	%#(g)	7/25/2049	773	788,301
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(g)	1/26/2060	300	304,658
PFP Ltd. 2019-6 A†	1.202%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	749	724,298
ReadyCap Commercial Mortgage Trust 2019-6 A†	2.833%		10/25/2052	567	581,644
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(g)	2/25/2024	212	215,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144	%#(g)	1/5/2043	$250	$235,389
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(g)	2/25/2050	456	464,823
Starwood Mortgage Residential Trust 2020-3 A1†	1.486	%#(g)	4/25/2065	1,865	1,874,396
Structured Asset Securities Corp. 2006-3H 1A2	5.75%		12/25/2035	5	5,677	(b)
UBS-BAMLL Trust 2012-WRM E†	4.379	%#(g)	6/10/2030	595	222,658
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365	%#(g)	8/10/2049	200	207,334
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	1,048	1,071,941
Vista Point Securitization Trust 2020-2 A1†	1.475	%#(g)	4/25/2065	1,050	1,053,523
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.411	%#(g)	7/15/2046	364	126,001
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.238	%#(g)	5/15/2048	1,489	1,266,684
Wells Fargo Commercial Mortgage Trust 2016-C35 C	4.176	%#(g)	7/15/2048	213	207,530
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.135	%#(g)	1/15/2059	434	339,053
Wells Fargo Commercial Mortgage Trust 2017-C41 AS	3.785	%#(g)	11/15/2050	1,630	1,746,298
Total Non-Agency Commercial Mortgage-Backed Securities (cost $41,688,064)					40,722,968

U.S. TREASURY OBLIGATIONS 23.68%

U.S. Treasury Bill	Zero Coupon		11/12/2020	40,552	40,547,861
U.S. Treasury Bond	1.125%		5/15/2040	1,453	1,430,524
U.S. Treasury Bond	1.25%		5/15/2050	3,621	3,432,312
U.S. Treasury Bond	1.375%		8/15/2050	12,630	12,359,639
U.S. Treasury Bond	2.375%		11/15/2049	1,271	1,552,159
U.S. Treasury Bond	2.75%		11/15/2047	9,195	11,951,704
U.S. Treasury Bond	3.625%		8/15/2043	9,223	13,449,728
U.S. Treasury Note	0.125%		7/31/2022	22,820	22,816,434
U.S. Treasury Note	0.125%		8/15/2023	9,056	9,047,864
U.S. Treasury Note	0.25%		7/31/2025	5,412	5,407,349
U.S. Treasury Note	0.625%		8/15/2030	2,226	2,213,305
U.S. Treasury Note	2.50%		1/31/2021	30,208	30,442,653
Total U.S. Treasury Obligations (cost $149,840,924)					154,651,532
Total Long-Term Investments (cost $740,924,135)					757,727,699

SHORT-TERM INVESTMENT 4.88%

REPURCHASE AGREEMENT

Repurchase Agreement dated 9/30/2020, 0.00% due 10/1/2020 with Fixed Income Clearing Corp. collateralized by $31,377,600 of U.S. Treasury Note at 1.875% due 5/31/2022; value: $32,483,158; proceeds: $31,846,224 (cost $31,846,224)				31,846	31,846,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

Investments	Fair Value
Total Investments in Securities 120.89% (cost $772,770,359)	$789,573,923
Liabilities in Excess of Other Assets(i) (20.89%)	(136,465,457)
Net Assets 100.00%	$653,108,466

CAD	Canadian dollar.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2020, the total value of Rule 144A securities was $216,144,857, which represents 33.09% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at September 30, 2020.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Foreign security traded in U.S. dollars.
(e)	Securities purchased on a when-issued basis.
(f)	Defaulted (non-income producing security).
(g)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Liabilities in Excess of Other Assets include net unrealized appreciation/depreciation on forward foreign currency exchange contracts and futures contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Canadian dollar	Sell	Morgan Stanley	12/15/2020	494,000	$374,946	$371,116	$3,830

Open Futures Contracts at September 30, 2020:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	December 2020	67	Long	$8,428,504	$8,444,094	$15,590
U.S. Long Bond	December 2020	261	Long	45,620,417	46,009,406	388,989
Ultra Long U.S. Treasury Bond	December 2020	44	Long	9,759,750	9,609,647	150,103
Total Unrealized Appreciation on Open Futures Contracts						$554,682

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Bond	December 2020	299	Short	$(47,458,126)	$(47,816,641)	$(358,515)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$49,687,439	$377,016	$50,064,455
Remaining Industries	—	45,527,755	—	45,527,755
Corporate Bonds
Investment Management Companies	—	—	374,007	374,007
Remaining Industries	—	282,533,026	—	282,533,026
Foreign Government Obligations	—	23,996,028	—	23,996,028
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	1,185,822	—	1,185,822
Government Sponsored Enterprises Pass-Throughs	—	153,491,566	—	153,491,566
Municipal Bonds	—	5,180,540	—	5,180,540
Non-Agency Commercial Mortgage-Backed Securities	—	40,717,291	5,677	40,722,968
U.S. Treasury Obligations	—	154,651,532	—	154,651,532
Short-Term Investment
Repurchase Agreement	—	31,846,224	—	31,846,224
Total	$—	$788,817,223	$756,700	$789,573,923
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,830	$—	$3,830
Liabilities	—	—	—	—
Futures Contracts
Assets	554,682	—	—	554,682
Liabilities	(358,515)	—	—	(358,515)
Total	$196,167	$3,830	$—	$199,997

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO September 30, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Non-Agency Commercial Mortgage Backed Securities
Balance as of January 1, 2020	$386,770	$—	$—
Accrued Discounts (Premiums)	—	—	2
Realized Gain (Loss)	—	—	10
Change in Unrealized Appreciation (Depreciation)	(9,754)	(3,303)	82
Purchases	—	377,310	—
Sales	—	—	(903)
Transfers into Level 3	—	—	6,486
Transfers out of Level 3	—	—	—
Balance as of September 30, 2020	$377,016	$374,007	$5,677
Change in unrealized appreciation/depreciation for the period ended September 30, 2020, related to Level 3 investments held at September 30, 2020	$(9,754)	$(3,303)	$82

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”): Bond Debenture Portfolio (“Bond Debenture”), Developing Growth Portfolio (“Developing Growth”), Dividend Growth Portfolio (“Dividend Growth”, formerly “Calibrated Dividend Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”) and Total Return Portfolio (“Total Return”). Each Fund is diversified as defined in the Act.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of September 30, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. (the “agent”) for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by the Funds’ agent; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of September 30, 2020, the market value of securities loaned and collateral received for the Funds was as follows:

Fund	Market Value of Securities Loaned	Collateral Received
Bond Debenture Portfolio	$574,609	$566,060
Developing Growth Portfolio	2,669,533	2,760,428
Fundamental Equity Portfolio	4,330,766	4,414,518
Growth Opportunities Portfolio	1,136,379	1,127,349